UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS	Christopher P. Harvey, Esq. DECHERT LLP
111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	200 Clarendon Street, 27th Floor Boston, MA 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2012

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of Portfolio Holdings

January 31, 2012

Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class

Growth

Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX

Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX

Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX

Value

Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX

Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX

Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.2%)

COMMON STOCKS—98.8%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.8%
2,910,433	Boeing Company	$215,896
1,925,908	Precision Castparts Corp.	315,233
1,683,462	United Technologies Corporation	131,899

		663,028

AUTO COMPONENTS—0.9%
1,613,169	BorgWarner Inc.*	120,391

AUTOMOBILES—1.6%
872,977	Bayerische Motoren Werke AG (GER)	74,914
3,279,888	Harley-Davidson Inc.	144,938

		219,852

BIOTECHNOLOGY—3.9%
1,936,232	Alexion Pharmaceuticals Inc.*	$148,625
3,372,302	Celgene Corporation*	245,166
1,083,855	Gilead Sciences Inc.*	52,936
2,520,737	Vertex Pharmaceuticals Inc.*	93,141

		539,868

CAPITAL MARKETS—1.5%
913,359	Goldman Sachs Group Inc.	101,812
5,388,358	Morgan Stanley	100,493

		202,305

CHEMICALS—2.2%
3,703,439	Monsanto Company	303,867

COMMUNICATIONS EQUIPMENT—2.2%
4,259,528	Juniper Networks Inc.*	89,152
3,541,737	Qualcomm Inc.	208,325

		297,477

COMPUTERS & PERIPHERALS—9.9%
1,926,730	Apple Inc.*	879,514
12,866,048	EMC Corp.*	331,429
4,123,156	NetApp Inc.*	155,608

		1,366,551

CONSUMER FINANCE—1.7%
4,740,747	American Express Co.	237,701

ELECTRICAL EQUIPMENT—0.3%
380,890	Roper Industries Inc.	35,571

ENERGY EQUIPMENT & SERVICES—2.6%
1,925,206	National Oilwell Varco Inc.	142,426
2,863,334	Schlumberger Ltd.	215,237

		357,663

FOOD & STAPLES RETAILING—3.1%
2,850,194	Costco Wholesale Corporation	234,486
2,620,403	Whole Foods Market Inc.	193,988

		428,474

FOOD PRODUCTS—1.1%
2,128,460	Mead Johnson Nutrition Company	157,698

HEALTH CARE PROVIDERS & SERVICES—0.9%
2,514,554	Express Scripts Inc.*	128,645

HOTELS, RESTAURANTS & LEISURE—6.1%
566,991	Chipotle Mexican Grill Inc.*	208,250
1,779,946	Dunkin’ Brands Group Inc.*	49,216
2,592,405	McDonald’s Corporation	256,778
6,793,498	Starbucks Corp.	325,612

		839,856

INTERNET & CATALOG RETAIL—4.3%
2,110,458	Amazon.com Inc.*	410,357
355,427	Priceline.com Inc.*	188,192

		598,549

INTERNET SOFTWARE & SERVICES—5.4%
1,855,619	Baidu Inc. ADR (CHN)*[1]	236,628
530,516	Google Inc.*	307,758
1,290,877	LinkedIn Corporation*	93,137
3,326,873	Tencent Holdings Ltd. (CHN)	81,236
1,174,563	Youku.com Inc. ADR (CHN)*[1]	25,124

		743,883

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

IT SERVICES—6.4%
1,351,286	Cognizant Technology Solutions Corporation*	$96,955
1,423,610	International Business Machines Corporation	274,187
909,963	MasterCard Inc.	323,555
1,878,794	VISA Inc.	189,082

		883,779

LIFE SCIENCES TOOLS & SERVICES—2.3%
5,044,553	Agilent Technologies Inc.*	214,242
1,996,079	Illumina Inc.*	103,317

		317,559

MACHINERY—0.6%
752,082	Caterpillar Inc.	82,067

MEDIA—1.2%
4,155,055	Walt Disney Company	161,632

OIL, GAS & CONSUMABLE FUELS—4.5%
2,090,588	Anadarko Petroleum Corporation	168,752
1,405,385	Concho Resources Inc.*	149,898
1,357,756	EOG Resources Inc.	144,112
1,535,447	Occidental Petroleum Corporation	153,192

		615,954

PERSONAL PRODUCTS—1.6%
3,794,712	Estée Lauder Companies Inc.	219,828

PHARMACEUTICALS—7.5%
2,585,202	Allergan Inc.	227,265
4,318,245	Bristol-Myers Squibb Co.	139,220
2,183,061	Johnson & Johnson	143,886
2,033,934	Novo Nordisk AS ADR (DEN)[1]	242,404
2,810,859	Shire plc ADR (IE)[1]	279,737

		1,032,512

ROAD & RAIL—1.6%
1,899,226	Union Pacific Corporation	217,100

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
2,714,088	Altera Corp.	107,993
2,486,661	ARM Holdings plc ADR (UK)[1]	71,815
3,076,210	Avago Technologies Ltd.	104,407
1,740,091	Broadcom Corporation	59,755

		343,970

SOFTWARE—5.6%
5,272,676	Oracle Corp.	$148,689
3,761,493	Red Hat Inc.*	174,420
2,027,822	Salesforce.com Inc.*	236,850
2,365,055	VMware Inc.*	215,859

		775,818

SPECIALTY RETAIL—3.3%
2,232,787	Bed Bath & Beyond Inc.*	135,530
1,244,903	Inditex SA (SP)	108,788
4,871,647	Lowe’s Cos. Inc.	130,706
1,350,803	Tiffany & Co.	86,181

		461,205

TEXTILES, APPAREL & LUXURY GOODS—7.2%
6,613,583	Burberry Group plc (UK)	140,156
2,063,212	Coach Inc.	144,528
353,011	Fossil Inc.*	33,554
2,465,985	Lululemon Athletica Inc.*	155,677
2,672,369	Nike Inc.	277,900
1,534,493	Ralph Lauren Corporation	233,243

		985,058

WIRELESS TELECOMMUNICATION SERVICES—2.0%
4,323,587	American Tower Corp.	274,591

TOTAL COMMON STOCKS (Cost $10,492,953)		13,612,452

SHORT-TERM INVESTMENTS—1.0%
(Cost $141,994)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$141,994	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by U.S. Treasury Notes (market value $144,838)	141,994

TOTAL INVESTMENTS—99.8% (Cost $10,634,947)		13,754,446

CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		21,190

TOTAL NET ASSETS—100.0%		$13,775,636

2

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund's investments as of January 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$663,028	$—	$—	$663,028
Auto Components	120,391	—	—	120,391
Automobiles	144,938	74,914	—	219,852
Biotechnology	539,868	—	—	539,868
Capital Markets	202,305	—	—	202,305
Chemicals	303,867	—	—	303,867
Communications Equipment	297,477	—	—	297,477
Computers & Peripherals	1,366,551	—	—	1,366,551
Consumer Finance	237,701	—	—	237,701
Electrical Equipment	35,571	—	—	35,571
Energy Equipment & Services	357,663	—	—	357,663
Food & Staples Retailing	428,474	—	—	428,474
Food Products	157,698	—	—	157,698
Health Care Providers & Services	128,645	—	—	128,645
Hotels, Restaurants & Leisure	839,856	—	—	839,856
Internet & Catalog Retail	598,549	—	—	598,549
Internet Software & Services	662,647	81,236	—	743,883
IT Services	883,779	—	—	883,779
Life Sciences Tools & Services	317,559	—	—	317,559
Machinery	82,067	—	—	82,067
Media	161,632	—	—	161,632
Oil, Gas & Consumable Fuels	615,954	—	—	615,954
Personal Products	219,828	—	—	219,828
Pharmaceuticals	1,032,512	—	—	1,032,512
Road & Rail	217,100	—	—	217,100
Semiconductors & Semiconductor Equipment	343,970	—	—	343,970
Software	775,818	—	—	775,818
Specialty Retail	352,417	108,788	—	461,205
Textiles, Apparel & Luxury Goods	844,902	140,156	—	985,058
Wireless Telecommunication Services	274,591	—	—	274,591
Short-Term Investments
Repurchase Agreement	—	141,994	—	141,994

Total Investments	$13,207,358	$547,088	$—	$13,754,446

There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CHN	China.

DEN	Denmark.

GER	Germany.

IE	Ireland.

SP	Spain.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of -0.4%)

COMMON STOCKS—100.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.0%
457,009	DigitalGlobe Inc.*	$7,170

AIRLINES—1.5%
1,190,700	JetBlue Airways Corporation*	7,061
202,380	Spirit Airlines Inc.*	3,398

		10,459

BIOTECHNOLOGY—0.9%
108,180	Amylin Pharmaceuticals Inc.*	$1,539
51,490	Onyx Pharmaceuticals Inc.*	2,108
26,360	Regeneron Pharmaceuticals Inc.*	2,395

		6,042

BUILDING PRODUCTS—0.7%
157,340	Owens Corning*	5,310

CHEMICALS—0.8%
214,400	Methanex Corporation (CAN)	5,827

COMMERCIAL BANKS—3.3%
90,900	M&T Bank Corp	7,249
1,745,390	Regions Financial Corporation	9,111
112,060	Signature Bank*	6,516

		22,876

COMMERCIAL SERVICES & SUPPLIES—0.5%
129,630	Corrections Corp. of America*	3,050
41,956	The GEO Group Inc.*	738

		3,788

COMMUNICATIONS EQUIPMENT—5.5%
314,830	Aruba Networks Inc.*	6,983
137,800	Ciena Corp.*	2,005
67,850	F5 Networks Inc.*	8,124
407,090	Finisar Corporation*	8,248
309,130	Juniper Networks Inc.*	6,470
298,210	Riverbed Technology Inc.*	7,139

		38,969

CONSTRUCTION & ENGINEERING—3.0%
414,170	AECOM Technology Corporation*	9,481
154,090	Fluor Corp.	8,666
135,144	Foster Wheeler AG*	3,035

		21,182

CONTAINERS & PACKAGING—1.0%
175,140	Ball Corp.	6,876

DIVERSIFIED CONSUMER SERVICES—2.2%
515,100	Estacio Participacoes SA (BR)	5,858
104,220	Sotheby’s	3,495
79,026	Weight Watchers International Inc.	6,016

		15,369

DIVERSIFIED FINANCIAL SERVICES—1.6%
1,095,600	BM&F Bovespa SA (BR)	6,892
324,731	Justice Holdings Ltd. (UK)*	4,286

		11,178

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.1%
322,080	Jabil Circuit Inc.	7,298
68,700	Trimble Navigation Ltd.*	3,217
93,220	Universal Display Corporation*	3,926

		14,441

ENERGY EQUIPMENT & SERVICES—2.0%
138,610	Ensco plc ADR (UK)[1]	7,296
121,980	Tidewater Inc.	6,569

		13,865

FOOD PRODUCTS—0.6%
111,180	Diamond Foods Inc.	4,040

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HEALTH CARE EQUIPMENT & SUPPLIES—8.0%
181,250	Edwards Lifesciences Corp.*	$14,984
169,680	Gen-Probe Inc.*	11,357
120,010	HeartWare International Inc.*	8,308
686,920	Hologic Inc.*	14,006
15,590	Intuitive Surgical Inc.*	7,170

		55,825

HEALTH CARE PROVIDERS & SERVICES—0.9%
120,380	Catalyst Health Solutions Inc.*	6,592

HEALTH CARE TECHNOLOGY—2.8%
397,240	Allscripts-Misys Healthcare Solutions Inc.*	7,595
186,622	SXC Health Solutions Corporation (CAN)*	11,769

		19,364

HOTELS, RESTAURANTS & LEISURE—1.6%
56,828	Buffalo Wild Wings Inc.*	3,783
1,028,366	Domino’s Pizza UK & IRL plc (UK)	7,426

		11,209

HOUSEHOLD DURABLES—3.8%
246,320	DR Horton Inc.	3,429
282,610	Jarden Corporation	9,521
155,040	Lennar Corp.	3,332
154,064	Tempur-Pedic International Inc.*	10,277

		26,559

INTERNET & CATALOG RETAIL—2.0%
15,669	Priceline.com Inc.*	8,296
249,217	Shutterfly Inc.*	5,912

		14,208

INTERNET SOFTWARE & SERVICES—3.7%
77,990	Equinix Inc.*	9,356
195,210	IAC	8,408
116,440	LinkedIn Corporation*	8,401

		26,165

IT SERVICES—5.0%
159,311	Gartner Inc.*	6,039
330,820	Genpact Ltd.*	4,840
108,960	Teradata Corporation*	5,836
208,260	VeriFone Holdings Inc.*	8,893
496,310	Western Union Co.	9,480

		35,088

LEISURE EQUIPMENT & PRODUCTS—0.9%
314,030	Brunswick Corporation	6,701

LIFE SCIENCES TOOLS & SERVICES—1.8%
288,600	Parexel International Corporation*	6,955
64,100	Waters Corporation*	5,549

		12,504

MACHINERY—4.5%
176,200	Colfax Corporation*	5,349
48,450	Flowserve Corp.	5,338
76,130	Joy Global Inc.	6,904
154,200	Navistar International Corporation*	6,675
142,941	WABCO Holdings Inc.*	7,412

		31,678

MEDIA—2.1%
282,380	DreamWorks Animation SKG Inc.*	5,012
4,611,330	Sirius XM Radio Inc.*	9,638

		14,650

METALS & MINING—0.4%
91,180	Molycorp Inc.*	$2,825

OIL, GAS & CONSUMABLE FUELS—8.3%
187,230	Bumi plc (UK)*	2,569
213,500	Cabot Oil & Gas Corporation	6,811
347,310	Chesapeake Energy Corp.	7,339
205,190	Cobalt International Energy Inc.*	4,112
130,980	Consol Energy Inc.	4,681
460,589	Genel Energy plc (UK)*	6,191
226,864	Karoon Gas Australia Ltd. (AUS)*	1,246
159,730	Newfield Exploration Co.*	6,039
69,420	Pioneer Natural Resources Co.	6,893
156,340	Southwestern Energy Company*	4,868
146,300	Whiting Petroleum Corp.	7,328

		58,077

PHARMACEUTICALS—1.2%
194,510	Auxilium Pharmaceuticals Inc.*	3,865
92,600	Salix Pharmaceuticals Ltd.*	4,463

		8,328

ROAD & RAIL—1.0%
428,500	Localiza Rent A Car Ltd. (BR)	7,036

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
23,936	Altera Corp.	953
114,641	Cavium Inc.*	3,685
359,360	Cypress Semiconductors Corporation*	6,179
429,900	Skyworks Solutions Inc.*	9,277
195,880	Xilinx Inc.	7,022

		27,116

SOFTWARE—10.9%
420,930	Activision Blizzard Inc.	5,194
261,670	BroadSoft Inc.*	7,295
1,301,990	Cadence Design Systems Inc.*	13,749
185,670	Concur Technologies Inc.*	9,720
219,700	Jive Software Inc.*	3,263
39,400	Micros Systems Inc.*	1,959
45,920	MicroStrategy Inc.*	5,286
58,780	Parametric Technology Corp.*	1,479
154,840	Red Hat Inc.*	7,180
96,180	Salesforce.com Inc.*	11,234
27,300	Solera Holdings Inc.	1,304
332,190	TIBCO Software Inc.*	8,660

		76,323

SPECIALTY RETAIL—4.2%
54,600	DSW Inc.	2,728
390,970	Express Inc.*	8,461
354,954	GNC Holdings Inc.*	9,765
60,330	Ross Stores Inc.	3,066
210,610	Urban Outfitters Inc.*	5,581

		29,601

TEXTILES, APPAREL & LUXURY GOODS—5.8%
103,300	Coach Inc.	7,236
137,740	Deckers Outdoor Corp.*	11,136
372,420	Hanesbrands Inc.*	9,162
88,380	PVH Corp.	6,822
169,900	Vera Bradley Inc.*	6,086

		40,442

TRADING COMPANIES & DISTRIBUTORS—0.9%
161,100	United Rentals Inc.*	6,160

TOTAL COMMON STOCKS (Cost $652,771)		703,843

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—0.3%
(Cost $1,844)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$1,844	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $1,881)	$1,844

TOTAL INVESTMENTS—100.7% (Cost $654,615)		705,687

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.7)%		(4,623)

TOTAL NET ASSETS—100.0%		$701,064

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund's investments as of January 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$7,170	$—	$—	$7,170
Airlines	10,459	—	—	10,459
Biotechnology	6,042	—	—	6,042
Building Products	5,310	—	—	5,310
Chemicals	5,827	—	—	5,827
Commercial Banks	22,876	—	—	22,876
Commercial Services & Supplies	3,788	—	—	3,788
Communications Equipment	38,969	—	—	38,969
Construction & Engineering	21,182	—	—	21,182
Containers & Packaging	6,876	—	—	6,876
Diversified Consumer Services	15,369	—	—	15,369
Diversified Financial Services	—	11,178	—	11,178
Electronic Equipment, Instruments & Components	14,441	—	—	14,441
Energy Equipment & Services	13,865	—	—	13,865
Food Products	4,040	—	—	4,040
Health Care Equipment & Supplies	55,825	—	—	55,825
Health Care Providers & Services	6,592	—	—	6,592
Health Care Technology	19,364	—	—	19,364
Hotels, Restaurants & Leisure	3,783	7,426	—	11,209
Household Durables	26,559	—	—	26,559
Internet & Catalog Retail	14,208	—	—	14,208
Internet Software & Services	26,165	—	—	26,165
IT Services	35,088	—	—	35,088
Leisure Equipment & Products	6,701	—	—	6,701
Life Sciences Tools & Services	12,504	—	—	12,504
Machinery	31,678	—	—	31,678
Media	14,650	—	—	14,650
Metals & Mining	2,825	—	—	2,825
Oil, Gas & Consumable Fuels	48,071	10,006	—	58,077
Pharmaceuticals	8,328	—	—	8,328
Road & Rail	7,036	—	—	7,036
Semiconductors & Semiconductor Equipment	27,116	—	—	27,116
Software	76,323	—	—	76,323
Specialty Retail	29,601	—	—	29,601
Textiles, Apparel & Luxury Goods	40,442	—	—	40,442
Trading Companies & Distributors	6,160	—	—	6,160
Short-Term Investments
Repurchase Agreement	—	1,844	—	1,844

Total Investments	$675,233	$30,454	$—	$705,687

6

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a reconciliation of the Fund’s Level 3 investments during the period ended January 31, 2012.

Valuation Description	Beginning Balance at 11/01/2011 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2012 (000s)
Common Stocks
Oil, Gas & Consumable Fuels	$7,369	$—	$—	$—	$—	$(1,178)	$(6,191)[h]	$—

There were no significant transfers between levels 1 and 2 during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing input.

AUS	Australia.

BR	Brazil.

CAN	Canada.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 5.2%)

COMMON STOCKS—94.8%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.2%
424,980	Hexcel Corporation*	$10,654
167,350	Triumph Group Inc.	10,471

		21,125

AIR FREIGHT & LOGISTICS—0.7%
108,740	HUB Group Inc.*	3,722

AUTO COMPONENTS—2.4%
369,961	Tenneco Inc.*	11,876

BIOTECHNOLOGY—3.5%
397,565	Idenix Pharmaceuticals Inc.*	5,324
245,450	United Therapeutics Corporation*	12,071

		17,395

CAPITAL MARKETS—0.6%
275,447	FXCM Inc.	$2,898

CHEMICALS—6.8%
345,717	Kraton Performance Polymers Inc.*	9,832
541,180	Solutia Inc.	14,883
165,615	Westlake Chemical Corporation	9,680

		34,395

COMMERCIAL BANKS—2.8%
386,290	East West Bancorp Inc.	8,483
479,880	Umpqua Holdings Corporation	5,840

		14,323

COMMERCIAL SERVICES & SUPPLIES—2.0%
140,610	Progressive Waste Solutions Ltd. (CAN)	3,186
392,010	The GEO Group Inc.*	6,892

		10,078

COMMUNICATIONS EQUIPMENT—2.4%
154,310	ADTRAN Inc.	5,344
646,142	Emulex Corporation*	6,745

		12,089

CONSUMER FINANCE—1.5%
373,099	DFC Global Corp.*	7,350

DIVERSIFIED CONSUMER SERVICES—2.1%
1,722,213	Stewart Enterprises Inc.	10,592

ENERGY EQUIPMENT & SERVICES—5.0%
89,690	Oil States International Inc.*	7,147
295,730	Rowan Companies Inc.*	10,058
274,720	Superior Energy Services Inc.*	7,832

		25,037

HEALTH CARE EQUIPMENT & SUPPLIES—7.6%
458,085	Arthrocare Corporation*	14,159
169,782	DexCom Inc.*	1,863
402,108	Masimo Corporation*	8,605
183,657	Orthofix International NV (NET)*	7,374
452,987	Quidel Corporation*	6,478

		38,479

HEALTH CARE PROVIDERS & SERVICES—6.5%
294,140	Lincare Holdings Inc.	7,557
180,680	Mednax Inc.*	12,868
600,878	Team Health Holdings Inc.*	12,378

		32,803

HOTELS, RESTAURANTS & LEISURE—1.6%
273,269	Cheesecake Factory Inc.*	8,083

INSURANCE—1.7%
270,230	Validus Holdings Ltd. (BM)	8,666

IT SERVICES—3.2%
508,289	Higher One Holdings Inc.*	8,610
412,223	MoneyGram International Inc.*	7,651

		16,261

LIFE SCIENCES TOOLS & SERVICES—2.1%
530,890	ICON plc ADR (IE)*[1]	10,358

MACHINERY—6.1%
148,735	CLARCOR Inc.	7,646
235,599	Colfax Corporation*	7,153
53,366	Gardner Denver Inc.	3,981
496,507	Titan International Inc.	11,986

		30,766

8

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—2.5%
222,427	Alpha Natural Resources Inc.*	$4,475
319,060	Tesoro Corporation*	7,986

		12,461

PAPER & FOREST PRODUCTS—1.0%
292,691	KapStone Paper and Packaging Corporation*	5,110

PHARMACEUTICALS—1.4%
316,155	Sagent Pharmaceuticals Inc.*	7,022

PROFESSIONAL SERVICES—3.5%
218,500	Corporate Executive Board Co.	8,594
238,420	Huron Consulting Group Inc.*	8,936

		17,530

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.1%
198,215	LaSalle Hotel Properties	5,362

ROAD & RAIL—5.6%
718,242	Avis Budget Group Inc.*	10,307
611,600	Heartland Express Inc.	9,064
780,689	Swift Transportation Corporation*	9,001

		28,372

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.6%
408,599	ATMI Inc.*	9,553
223,620	Cavium Inc.*	7,187
86,220	Fairchild Semiconductor International Inc.*	1,205

		17,945

SOFTWARE—10.3%
536,396	Cadence Design Systems Inc.*	5,664
471,920	Fortinet Inc.*	10,764
22,620	Guidewire Software Inc.*	408
332,072	Net 1 UEPS Technologies Inc. (S. AFR)*	3,520

SOFTWARE—Continued
392,660	QLIK Technologies Inc.*	$11,073
333,113	SolarWinds Inc.*	10,530
282,976	Taleo Corporation*	10,190

		52,149

SPECIALTY RETAIL—1.2%
290,929	Finish Line Inc.	6,153

TRADING COMPANIES & DISTRIBUTORS—1.8%
133,735	Watsco Inc.	9,224

TOTAL COMMON STOCKS (Cost $395,674)		477,624

SHORT-TERM INVESTMENTS—5.0%
(Cost $25,227)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$25,227	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $25,736)	25,227

TOTAL INVESTMENTS—99.8% (Cost $420,901)		502,851

CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		1,215

TOTAL NET ASSETS—100.0%		$504,066

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $25,227 are classified as Level 2. All other holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BM	Bermuda.

CAN	Canada.

IE	Ireland.

NET	Netherlands.

S.AFR	South Africa.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.2%)

COMMON STOCKS—97.8%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.2%
41,200	General Dynamics Corporation	$2,849
19,300	L-3 Communications Holdings Inc.	1,365
25,300	Lockheed Martin Corporation	2,083

		6,297

AIR FREIGHT & LOGISTICS—1.0%
37,800	United Parcel Service Inc.	2,860

AUTO COMPONENTS—0.8%
69,900	Johnson Controls Inc.	2,221

BEVERAGES—0.7%
31,400	PepsiCo Inc.	2,062

BIOTECHNOLOGY—0.5%
22,100	Amgen Inc.	1,501

CAPITAL MARKETS—3.3%
128,600	Bank of New York Mellon Corporation	2,589
36,700	Franklin Resources Inc.	3,894
29,300	Goldman Sachs Group Inc.	3,266

		9,749

CHEMICALS—2.6%
51,800	Dow Chemical Co.	1,736
64,800	Potash Corporation of Saskatchewan Inc. (CAN)	3,029
9,400	Syngenta AG (SWS)*	2,854

		7,619

COMMERCIAL BANKS—5.4%
110,200	Comerica Inc.	3,049
19,300	Toronto - Dominion Bank Group Inc. (CAN)	1,489
202,700	U.S. Bancorp.	5,720
189,700	Wells Fargo & Company	5,541

		15,799

COMMUNICATIONS EQUIPMENT—2.3%
113,800	Qualcomm Inc.	6,694

COMPUTERS & PERIPHERALS—1.1%
6,900	Apple Inc.*	3,150

CONSUMER FINANCE—1.4%
84,300	American Express Co.	4,227

DIVERSIFIED FINANCIAL SERVICES—5.0%
225,200	Bank of America Corporation	1,606
122,800	Citigroup Inc.	3,772
245,800	JP Morgan Chase & Co.	9,168

		14,546

DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
181,400	AT&T Inc.	5,335

ELECTRIC UTILITIES—1.9%
92,300	NextEra Energy Inc.	5,524

ELECTRICAL EQUIPMENT—1.1%
61,400	Emerson Electric Co.	3,155

ENERGY EQUIPMENT & SERVICES—1.2%
18,900	Halliburton Co.	695
38,500	Schlumberger Ltd.	2,894

		3,589

FOOD & STAPLES RETAILING—3.1%
41,200	Costco Wholesale Corporation	3,390
133,800	CVS Caremark Corporation	5,586

		8,976

10

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD PRODUCTS—0.7%
75,800	Archer Daniels Midland Company	$2,170

HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
105,000	Covidien plc	5,407

HEALTH CARE PROVIDERS & SERVICES—3.3%
70,100	Patterson Companies Inc.	2,258
141,000	UnitedHealth Group Inc.	7,302

		9,560

HOTELS, RESTAURANTS & LEISURE—3.0%
20,800	Carnival Corp.	628
69,400	McDonald’s Corporation	6,874
28,600	Tim Hortons Inc. (CAN)	1,394

		8,896

HOUSEHOLD PRODUCTS—1.8%
82,400	Procter & Gamble Company	5,194

INDUSTRIAL CONGLOMERATES—2.0%
314,500	General Electric Co.	5,884

INSURANCE—5.0%
78,700	Chubb Corporation	5,305
77,600	HCC Insurance Holdings Inc.	2,154
122,800	Prudential Financial Inc.	7,029

		14,488

IT SERVICES—2.0%
58,300	VISA Inc.	5,867

MACHINERY—0.7%
42,500	Eaton Corporation	2,084

MEDIA—3.0%
33,500	Time Warner Cable Inc.	2,470
164,500	Walt Disney Company	6,399

		8,869

METALS & MINING—1.0%
34,700	BHP Billiton Ltd. (AUS)	1,374
23,300	Newmont Mining Corporation	1,433

		2,807

MULTI-UTILITIES—3.3%
51,500	PG&E Corporation	2,094
37,300	Sempra Energy	2,122
161,600	Wisconsin Energy Corp.	5,495

		9,711

MULTILINE RETAIL—0.7%
43,900	Nordstrom Inc.	2,168

OIL, GAS & CONSUMABLE FUELS—11.6%
39,100	Apache Corporation	3,866
97,800	Chevron Corporation	10,081
42,600	Devon Energy Corporation	2,718
96,900	Exxon Mobil Corporation	8,115
82,500	Marathon Petroleum Corporation	3,153
59,500	Occidental Petroleum Corporation	5,937

		33,870

PHARMACEUTICALS—7.8%
85,400	Abbott Laboratories	4,624
75,000	Johnson & Johnson	4,943
145,500	Merck & Co. Inc.	5,567

PHARMACEUTICALS—Continued
252,500	Pfizer Inc.	$5,404
51,300	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	2,315

		22,853

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.2%
38,300	Annaly Capital Management Inc.	645
49,000	Equity Residential	2,918
21,700	Simon Property Group Inc.	2,948

		6,511

ROAD & RAIL—1.0%
38,600	Norfolk Southern Corporation	2,787

SOFTWARE—4.3%
41,400	Microsoft Corporation	1,223
243,400	Oracle Corp.	6,864
265,000	Symantec Corp.*	4,555

		12,642

SPECIALTY RETAIL—2.0%
26,700	PetSmart Inc.	1,421
57,500	Ross Stores Inc.	2,922
22,500	Tiffany & Co.	1,436

		5,779

TEXTILES, APPAREL & LUXURY GOODS—0.5%
14,100	Nike Inc.	1,466

TOBACCO—1.4%
53,200	Philip Morris International Inc.	3,978

TRADING COMPANIES & DISTRIBUTORS—0.6%
63,345	Finning International Inc. (CAN)	1,730

WIRELESS TELECOMMUNICATION SERVICES—2.6%
58,200	China Mobile Ltd. ADR (CHN)[1]	2,973
1,743,500	Vodafone Group plc (UK)	4,702

		7,675

TOTAL COMMON STOCKS (Cost $254,184)		285,700

SHORT-TERM INVESTMENTS—2.0%
(Cost $5,831)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$5,831	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $5,951)	5,831

TOTAL INVESTMENTS—99.8% (Cost $260,015)		291,531

CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		557

TOTAL NET ASSETS—100.0%		$292,088

11

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund's investments as of January 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$6,297	$—	$—	$6,297
Air Freight & Logistics	2,860	—	—	2,860
Auto Components	2,221	—	—	2,221
Beverages	2,062	—	—	2,062
Biotechnology	1,501	—	—	1,501
Capital Markets	9,749	—	—	9,749
Chemicals	4,765	2,854	—	7,619
Commercial Banks	15,799	—	—	15,799
Communications Equipment	6,694	—	—	6,694
Computers & Peripherals	3,150	—	—	3,150
Consumer Finance	4,227	—	—	4,227
Diversified Financial Services	14,546	—	—	14,546
Diversified Telecommunication Services	5,335	—	—	5,335
Electric Utilities	5,524	—	—	5,524
Electrical Equipment	3,155	—	—	3,155
Energy Equipment & Services	3,589	—	—	3,589
Food & Staples Retailing	8,976	—	—	8,976
Food Products	2,170	—	—	2,170
Health Care Equipment & Supplies	5,407	—	—	5,407
Health Care Providers & Services	9,560	—	—	9,560
Hotels, Restaurants & Leisure	8,896	—	—	8,896
Household Products	5,194	—	—	5,194
Industrial Conglomerates	5,884	—	—	5,884
Insurance	14,488	—	—	14,488
IT Services	5,867	—	—	5,867
Machinery	2,084	—	—	2,084
Media	8,869	—	—	8,869
Metals & Mining	1,433	1,374	—	2,807
Multi-Utilities	9,711	—	—	9,711
Multiline Retail	2,168	—	—	2,168
Oil, Gas & Consumable Fuels	33,870	—	—	33,870
Pharmaceuticals	22,853	—	—	22,853
Real Estate Investment Trusts (REITs)	6,511	—	—	6,511
Road & Rail	2,787	—	—	2,787
Software	12,642	—	—	12,642
Specialty Retail	5,779	—	—	5,779
Textiles, Apparel & Luxury Goods	1,466	—	—	1,466
Tobacco	3,978	—	—	3,978
Trading Companies & Distributors	1,730	—	—	1,730
Wireless Telecommunication Services	2,973	4,702	—	7,675
Short-Term Investments
Repurchase Agreement	—	5,831	—	5,831

Total Investments	$276,770	$14,761	$—	$291,531

There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

AUS	Australia.

CAN	Canada.

CHN	China.

IL	Israel.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

12

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.1%)

COMMON STOCKS—97.9%

Shares		Value (000s)

AEROSPACE & DEFENSE—3.5%
6,700	Exelis Inc.	$67
14,000	L-3 Communications Holdings Inc.	991
6,600	Northrop Grumman Corporation	383
16,800	Raytheon Co.	806

		2,247

AUTO COMPONENTS—2.2%
12,800	Autoliv Inc.	808
16,800	TRW Automotive Holdings Corporation*	630

		1,438

CAPITAL MARKETS—2.3%
17,700	Ameriprise Financial Inc.	948
13,400	State Street Corporation	525

		1,473

CHEMICALS—2.9%
9,100	Ashland Inc.	574
17,800	Eastman Chemical Company	896
4,400	Stepan Company	378

		1,848

COMMERCIAL BANKS—5.7%
27,100	Banco Latinoamericano de Comercio Exterior SA (PA)	502
17,900	East West Bancorp Inc.	393
56,700	Fifth Third Bancorp.	738
106,000	Huntington Bancshares Inc.	605
121,800	KeyCorp.	946
4,800	PNC Financial Services Group Inc.	283
36,000	Regions Financial Corporation	188

		3,655

COMMERCIAL SERVICES & SUPPLIES—0.6%
36,000	R.R. Donnelley & Sons Company	409

COMMUNICATIONS EQUIPMENT—1.3%
6,900	Comtech Telecommunications Corp.	213
15,500	Harris Corporation	636

		849

COMPUTERS & PERIPHERALS—2.9%
16,100	Lexmark International Inc.	562
39,100	Seagate Technology plc (IE)	826
12,900	Western Digital Corporation*	469

		1,857

CONSTRUCTION & ENGINEERING—1.4%
16,500	Tutor Perini Corporation*	250
16,300	URS Corporation*	671

		921

CONSUMER FINANCE—1.1%
13,300	Discover Financial Services	361
13,700	Nelnet Inc.	338

		699

CONTAINERS & PACKAGING—1.4%
40,600	Boise Inc.*	310
12,500	Owens-Illinois Inc.*	301
4,600	Rock-Tenn Company	284

		895

ELECTRIC UTILITIES—4.2%
20,100	American Electric Power Company Inc.	795
16,800	Entergy Corporation	1,166
28,900	Portland General Electric Company	721

		2,682

13

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.4%
9,400	Benchmark Electronics Inc.*	$162
22,600	Ingram Micro Inc.*	429
20,500	TE Connectivity Ltd. (SWS)	699
23,300	Vishay Intertechnology Inc.*	286

		1,576

ENERGY EQUIPMENT & SERVICES—1.4%
7,600	Atwood Oceanics Inc.*	350
15,700	Complete Production Services Inc.*	529

		879

FOOD & STAPLES RETAILING—2.2%
53,100	Safeway Inc.	1,167
41,600	SUPERVALU Inc.	288

		1,455

FOOD PRODUCTS—2.7%
21,400	Archer Daniels Midland Company	612
4,000	Bunge Ltd. (BM)	229
20,000	Chiquita Brands International Inc.*	176
14,900	Fresh Del Monte Produce Inc.	365
17,500	Smithfield Foods Inc.*	391

		1,773

GAS UTILITIES—1.2%
6,700	Atmos Energy Corporation	217
19,800	UGI Corporation	533

		750

HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
59,300	Boston Scientific Corp.*	353
600	Greatbatch Inc.	14
11,700	Zimmer Holdings Inc.	711

		1,078

HEALTH CARE PROVIDERS & SERVICES—4.3%
22,400	Aetna Inc.	979
6,900	CIGNA Corporation	309
13,200	Coventry Health Care Inc.*	397
19,100	Health Net Inc.*	721
28,200	Kindred Healthcare Inc.*	346

		2,752

HOTELS, RESTAURANTS & LEISURE—1.4%
22,600	Brinker International Inc.	584
38,700	Ruby Tuesday Inc.*	291

		875

HOUSEHOLD DURABLES—2.1%
15,500	American Greetings Corporation	223
34,400	Newell Rubbermaid Inc.	635
9,100	Whirlpool Corporation	494

		1,352

INSURANCE—11.3%
7,400	Aflac Inc.	357
4,900	Allied World Assurance Co Holdings Ltd.	301
15,300	Allstate Corporation	441
30,500	American Equity Investment Life Holding Company	352
16,600	American Financial Group Inc.	609
13,300	Aspen Insurance Holdings Ltd. (BM)	353
9,100	Chubb Corporation	613
800	Delphi Financial Group Inc.	36
7,500	Endurance Specialty Holdings Ltd. (BM)	280
5,700	Everest Re Group Ltd.	487
26,700	Hartford Financial Services Group Inc.	468

INSURANCE—Continued
17,300	Horace Mann Educators Corporation	$271
12,400	Lincoln National Corporation	267
4,900	PartnerRE Ltd. (BM)	321
18,100	Protective Life Corporation	453
5,800	StanCorp Financial Group Inc.	224
24,000	Tower Group Inc.	518
17,100	Unum Group	390
17,400	Validus Holdings Ltd. (BM)	558

		7,299

IT SERVICES—1.5%
15,500	Computer Sciences Corporation	401
44,800	Convergys Corporation*	596

		997

MACHINERY—4.2%
15,100	AGCO Corp.*	769
2,150	ITT Corporation	47
7,600	Navistar International Corporation*	329
11,700	Parker Hannifin Corp.	944
12,600	Timken Company	615

		2,704

MEDIA—1.5%
11,600	Dish Network Corporation*	324
27,800	Gannett Inc.	394
48,300	Journal Communications Inc.*	248

		966

METALS & MINING—0.7%
6,200	Cliffs Natural Resources Inc.	448

MULTI-UTILITIES—3.4%
14,900	CMS Energy Corporation	325
10,500	DTE Energy Co.	559
26,500	Public Service Enterprise Group Inc.	804
28,500	TECO Energy Inc.	514

		2,202

MULTILINE RETAIL—3.1%
15,300	Dillard’s Inc.	677
5,700	Kohl’s Corp.	262
31,400	Macy’s Inc.	1,058

		1,997

OFFICE ELECTRONICS—0.9%
71,500	Xerox Corporation	554

OIL, GAS & CONSUMABLE FUELS—6.0%
12,300	Hess Corp.	692
14,600	Murphy Oil Corporation	870
18,300	Tesoro Corporation*	458
57,200	USEC Inc.*	109
44,500	Valero Energy plc	1,068
31,600	W&T Offshore Inc.	683

		3,880

PAPER & FOREST PRODUCTS—2.3%
6,700	Domtar Corporation	579
29,500	International Paper Co.	918

		1,497

PHARMACEUTICALS—1.4%
11,300	Endo Pharmaceuticals Holdings Inc.*	420
14,200	Par Pharmaceutical Companies Inc.*	513

		933

14

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

REAL ESTATE INVESTMENT TRUSTS (REITs)—6.9%
29,700	Annaly Capital Management Inc.	$500
62,000	Brandywine Realty Trust	660
58,800	CBL & Associates Properties Inc.	1,021
21,950	CommonWealth REIT	432
35,500	Hospitality Properties Trust	860
62,900	Lexington Realty Trust	541
56,700	MFA Financial Inc.	416

		4,430

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
45,300	Fairchild Semiconductor International Inc.*	633
8,800	KLA-Tencor Corp.	450
35,800	Marvell Technology Group Ltd.*	556

		1,639

SPECIALTY RETAIL—2.6%
20,700	GameStop Corp.*	484
34,800	Gap Inc.	660
20,500	Radioshack Corporation	147
27,100	Stage Stores Inc.	417

		1,708

TEXTILES, APPAREL & LUXURY GOODS—0.2%
12,900	The Jones Group Inc.	118

THRIFTS & MORTGAGE FINANCE—0.1%
12,100	Hudson City Bancorp Inc.	81

TOBACCO—0.4%
5,300	Universal Corporation	$238

TOTAL COMMON STOCKS (Cost $65,093)		63,154

SHORT-TERM INVESTMENTS—2.5%
(Cost $1,629)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,629	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $1,634)	1,629

TOTAL INVESTMENTS—100.4% (Cost $66,722)		64,783

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(277)

TOTAL NET ASSETS—100.0%		$64,506

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $1,629 are classified as Level 2. All other holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

BM	Bermuda.

IE	Ireland.

PA	Panama.

SWS	Switzerland.

The accompanying notes are an integral part of the Portfolio of Investments.

15

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.9%)

COMMON STOCKS—96.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—6.7%
278,600	AAR Corp.	$5,903
560,100	Hexcel Corporation*	14,042
209,398	Moog Inc.*	8,925
147,900	Teledyne Technologies Inc.*	8,395

		37,265

CAPITAL MARKETS—5.1%
320,073	Eaton Vance Corporation	8,223
386,200	Jefferies Group Inc.	5,874
409,468	Raymond James Financial Inc.	14,331

		28,428

CHEMICALS—4.1%
201,900	Scotts Miracle-Gro Company	9,562
307,600	Valspar Corporation	13,301

		22,863

COMMERCIAL BANKS—3.2%
451,509	Trustmark Corporation	$10,642
256,600	United Bankshares Inc.	7,162

		17,804

COMMUNICATIONS EQUIPMENT—2.1%
995,919	Arris Group Inc.*	11,632

CONSTRUCTION & ENGINEERING—1.6%
210,700	URS Corporation*	8,670

CONSUMER FINANCE—2.1%
266,469	Cash America International Inc.	11,687

ELECTRICAL EQUIPMENT—3.8%
377,000	EnerSys*	10,926
202,306	Franklin Electric Co. Inc.	10,127

		21,053

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.1%
564,202	Checkpoint Systems Inc.*	5,935
515,036	FLIR Systems Inc.	13,262
238,967	Itron Inc.*	9,270

		28,467

ENERGY EQUIPMENT & SERVICES—8.1%
238,949	Bristow Group Inc.	11,723
165,200	Core Laboratories NV	17,549
210,724	Lufkin Industries Inc.	15,851

		45,123

GAS UTILITIES—7.0%
186,100	Oneok Inc.	15,476
213,969	South Jersey Industries Inc.	11,743
270,137	WGL Holdings Inc.	11,521

		38,740

HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
172,900	Cantel Medical Corp.	5,458

HEALTH CARE PROVIDERS & SERVICES—6.5%
286,273	Amedisys Inc.*	3,006
270,200	Amerigroup Corporation*	18,376
317,162	Healthways Inc.*	2,398
173,992	Mednax Inc.*	12,392

		36,172

HOTELS, RESTAURANTS & LEISURE—2.4%
271,600	Life Time Fitness Inc.*	13,346

HOUSEHOLD DURABLES—3.2%
355,710	Helen of Troy Ltd.*	11,443
249,600	Meritage Homes Corporation*	6,040

		17,483

INSURANCE—7.9%
324,047	Delphi Financial Group Inc.	14,423
405,200	Protective Life Corporation	10,134
221,300	Reinsurance Group of America Inc.	12,059
227,900	State Auto Financial Corporation	2,853
206,633	United Fire & Casualty Company	4,056

		43,525

INTERNET SOFTWARE & SERVICES—0.8%
267,589	Digital River Inc.*	4,284

IT SERVICES—2.4%
267,300	Global Payments Inc.	13,370

16

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

LIFE SCIENCES TOOLS & SERVICES—1.2%
157,100	Covance Inc.*	$6,883

MACHINERY—6.1%
279,300	Harsco Corporation	6,209
215,700	Snap-on Inc.	12,189
310,900	Timken Company	15,181

		33,579

METALS & MINING—1.9%
357,935	AMCOL International Corporation	10,223

OIL, GAS & CONSUMABLE FUELS—1.6%
274,594	Swift Energy Company*	9,103

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.9%
467,286	First Potomac Realty Trust	6,953
863,680	Medical Properties Trust Inc.	9,259

		16,212

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
178,066	Cabot Microelectronics Corporation*	8,978

SPECIALTY RETAIL—1.9%
404,100	Aaron’s Inc.	10,753

TEXTILES, APPAREL & LUXURY GOODS—3.2%
227,200	PVH Corp.	17,538

THRIFTS & MORTGAGE FINANCE—0.9%
578,100	Astoria Financial Corporation	$4,816

WIRELESS TELECOMMUNICATION SERVICES—1.7%
207,800	SBA Communications Corporation*	9,501

TOTAL COMMON STOCKS (Cost $375,799)		532,956

SHORT-TERM INVESTMENTS—7.1%
(Cost $39,383)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$39,383	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $40,172)	39,383

TOTAL INVESTMENTS—103.2% (Cost $415,182)		572,339

CASH AND OTHER ASSETS, LESS LIABILITIES—(3.2)%		(17,776)

TOTAL NET ASSETS—100.0%		$554,563

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $39,383 are classified as Level 2. All other holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

17

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2012

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or

18

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated

19

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

investment grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund (except Harbor Small Cap Value Fund) used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

New Accounting Pronouncements

Repurchase Agreements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03, A Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). Specifically, ASU 2011-03 refers to accounting treatment for repurchase agreements that obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of the transferred assets and, as a result, certain repurchase agreements may now be required to be accounted for as secured borrowings. ASU 2011-03 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement amounts and disclosures, if any.

Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. ASU 2011-04 will require additional disclosures and detail about the circumstances surrounding transfers between securities classified as Level 1 and Level 2 and all securities classified as Level 3. ASU 2011-04 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

20

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2012 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
GROWTH FUNDS
Harbor Capital Appreciation Fund*	$10,634,947	$3,167,421	$(47,922)	$3,119,499
Harbor Mid Cap Growth Fund*	654,615	90,218	(39,146)	51,072
Harbor Small Cap Growth Fund	420,901	90,533	(8,583)	81,950
VALUE FUNDS
Harbor Large Cap Value Fund*	$260,015	$39,121	$(7,605)	$31,516
Harbor Mid Cap Value Fund*	66,722	7,628	(9,567)	(1,939)
Harbor Small Cap Value Fund*	415,182	190,323	(33,166)	157,157

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

21

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

03/2012	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.DE.0112

Quarterly Schedule of Portfolio Holdings

January 31, 2012

International & Global Funds

	Institutional Class	Administrative Class	Investor Class

International Equity

Harbor International Fund	HAINX	HRINX	HIINX

Harbor International Growth Fund	HAIGX	HRIGX	HIIGX

Global Equity

Harbor Global Value Fund	HAGVX	HRGVX	HIGVX

Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX

Harbor International Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.2%)

COMMON STOCKS—91.9%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.3%
35,476,811	Rolls-Royce Holdings plc (UK)	$411,956

AUTOMOBILES—3.7%
10,508,368	Daimler AG (GER)	583,242
16,296,200	Toyota Motor Corp. (JP)	601,044

		1,184,286

BEVERAGES—5.9%
10,526,351	Anheuser-Busch InBev NV (BEL)	640,013
30,613,840	Diageo plc (UK)	677,605
5,884,013	Pernod-Ricard SA (FR)	565,998

		1,883,616

BUILDING PRODUCTS—0.9%
6,617,178	Compagnie de Saint-Gobain (FR)	295,530

CAPITAL MARKETS—1.5%
34,401,830	UBS AG (SWS)*	469,351

CHEMICALS—3.9%
4,801,614	Linde AG (GER)	763,558
1,664,500	Syngenta AG (SWS)*	505,466

		1,269,024

COMMERCIAL BANKS—6.3%
38,022,160	DBS Group Holdings Ltd. (SGP)	408,086
11,092,939	Erste Group Bank AG (AUT)	244,387
24,120,005	Itau Unibanco Holding SA ADR (BR)[1]	481,435
22,168,184	Standard Chartered plc (UK)	535,758
26,168,891	United Overseas Bank Ltd. (SGP)	359,223

		2,028,889

CONSTRUCTION MATERIALS—2.7%
22,062,404	CRH plc (IE)	$438,866
7,265,887	Holcim Ltd. (SWS)*	415,838

		854,704

DIVERSIFIED FINANCIAL SERVICES—1.3%
20,602,145	Investor AB (SW)	417,830

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
7,935,710	Telefonica SA (SP)	138,495

ELECTRICAL EQUIPMENT—3.6%
25,109,683	ABB Ltd. (SWS)*	524,034
10,205,527	Schneider Electric SA (FR)	635,427

		1,159,461

FOOD PRODUCTS—3.8%
8,881,912	Danone (FR)	549,477
11,790,409	Nestle SA (SWS)	676,581

		1,226,058

HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
4,201,430	Cie Generale d’Optique Essilor International SA (FR)	308,176

HOTELS, RESTAURANTS & LEISURE—2.1%
6,126,731	Accor SA (FR)	186,623
130,380,700	Genting Bhd (MAL)	475,973

		662,596

INDUSTRIAL CONGLOMERATES—1.2%
125,299,947	Sime Darby Berhad (MAL)	376,217

INSURANCE—5.0%
5,739,619	Allianz SE (GER)	632,722
37,438,471	AXA SA (FR)	570,062
94,100,000	China Life Insurance Co. Ltd. (CHN)	276,215
39,305,200	China Pacific Insurance Group Co. Ltd. (CHN)	130,787

		1,609,786

MACHINERY—9.3%
38,234,795	Atlas Copco AB (SW)	911,705
4,548,400	Fanuc Corporation (JP)	765,803
10,276,500	Komatsu Ltd. (JP)	289,809
36,065,502	Sandvik AB (SW)	534,538
591,000	SMC Corp. (JP)	102,660
30,743,752	Volvo AB (SW)	399,089

		3,003,604

MEDIA—0.7%
8,446,271	JC Decaux SA (FR)*	214,699

METALS & MINING—5.3%
8,613,959	Anglo American plc (UK)	357,509
8,698,308	Anglo American plc ADR (UK)[1]	179,968
16,638,175	BHP Billiton plc (UK)	559,323
35,520,174	Xstrata plc (UK)	604,600

		1,701,400

OFFICE ELECTRONICS—1.8%
13,331,200	Canon Inc. (JP)	572,246

OIL, GAS & CONSUMABLE FUELS—5.2%
26,123,223	BG Group plc (UK)	588,624
350,420,000	PetroChina Company Ltd. (CHN)	509,449
11,016,665	Royal Dutch Shell plc (NET)	391,753
2,489,626	Royal Dutch Shell plc ADR (NET)[1]	177,660

		1,667,486

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

PAPER & FOREST PRODUCTS—0.2%
7,156,782	Fibria Celulose SA ADR (BR)[1]	$57,183

PERSONAL PRODUCTS—1.1%
3,400,965	L’Oreal SA (FR)	362,271

PHARMACEUTICALS—6.8%
10,188,951	Novartis AG (SWS)	552,988
7,759,736	Novo Nordisk AS (DEN)	922,078
4,260,742	Roche Holding AG (SWS)	722,854

		2,197,920

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.7%
2,933,002	Unibail-Rodamco SE (FR)	564,383

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.9%
33,285,000	Cheung Kong Holdings Ltd. (HK)	446,802
47,823,000	Hang Lung Properties Ltd. (HK)	164,511

		611,313

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
36,546,833	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	514,579

SOFTWARE—1.8%
9,515,667	SAP AG (GER)	575,333

TEXTILES, APPAREL & LUXURY GOODS—1.6%
9,166,906	Compagnie Financiere Richemont SA (SWS)	521,009
10,835,055	Nova America SA (BR)*	—	[z]

		521,009

TOBACCO—6.6%
19,565,282	British American Tobacco plc (UK)	900,946
16,961,521	Imperial Tobacco Group plc (UK)	607,431
124,635	Japan Tobacco Inc. (JP)	615,439

		2,123,816

WIRELESS TELECOMMUNICATION SERVICES—1.7%
53,719,500	China Mobile Ltd. (CHN)	549,002

TOTAL COMMON STOCKS (Cost $22,277,579)		29,532,219

PREFERRED STOCKS—4.9%
COMMERCIAL BANKS—1.9%
34,067,561	Banco Bradesco SA (BR)	612,249

METALS & MINING—1.1%
14,004,000	Vale SA (BR)	$342,165

OIL, GAS & CONSUMABLE FUELS—1.8%
41,601,500	Petroleo Brasileiro SA (BR)	585,021

PAPER & FOREST PRODUCTS—0.1%
9,378,175	Suzano Papel e Celulose SA (BR)	39,720

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[z]

TOTAL PREFERRED STOCKS (Cost $305,588)		1,579,155

SHORT-TERM INVESTMENTS—2.7%

Principal Amount (000s)

COMMERCIAL PAPER
	Chevron Corporation
$50,000	0.020%–02/01/2012	50,000
100,000	0.030%–02/08/2012-02/09/2012	100,000
100,000	0.040%–02/03/2012-02/07/2012	100,000

		250,000

	Exxon Mobile Corporation
245,840	0.030%–02/01/2012-02/07/2012	245,840

	General Electric Company
138,743	0.050%–02/06/2012-02/13/2012	138,743
100,498	0.060%–02/10/2012-02/14/2012	100,498
137,484	0.080%–02/01/2012-02/03/2012	137,484

		376,725

TOTAL SHORT-TERM INVESTMENTS (Cost $872,565)		872,565

TOTAL INVESTMENTS—99.5% (Cost $23,455,732)		31,983,939

CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		149,912

TOTAL NET ASSETS—100.0%		$32,133,851

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$357,628	$21,478,128	$—	$21,835,756
Latin America	538,618	—	—	538,618
Pacific Basin	514,579	6,643,266	—	7,157,845
Preferred Stocks
Latin America	1,579,155	—	—	1,579,155
Short-Term Investments
Commercial Paper	—	872,565	—	872,565

Total	$2,989,980	$28,993,959	$—	$31,983,939

The following is a reconciliation of the Fund’s Level 3 investments during the period ended January 31, 2012.

Valuation Description	Beginning Balance at 11/01/2011 (000s)		Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2012[w] (000s)
Common Stocks	$—	[a]	$—	$—	$—	$—	$—	$—	$—	$—	[a]
Preferred Stocks	3,891		—	—	—	—	(203)	—	(3,688)[h]	—	[a]

	$3,891		$—	$—	$—	$—	$(203)	$—	$(3,688)	$—	[a]

There were no significant transfers between levels 1 and 2 during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

a	Rounds to less than $1,000.

h	Transferred from Level 3 to Level 2 as underlying preferred security was converted to common shares, for which an observable pricing input is available.

w	The net unrealized appreciation/(depreciation) as of January 31, 2012 per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 1/31/2012
Common Stocks	$—	[a]
Preferred Stocks	—	[a]

	$—	[a]

z	Fair valued in accordance with Harbor Funds Valuation Procedures using the last traded price, which is a Level 3 input.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.8%)

COMMON STOCKS—96.2%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.1%
1,280,203	Rolls-Royce Holdings plc (UK)	$14,866

AUTOMOBILES—4.0%
311,199	Bayerische Motoren Werke AG (GER)	26,705
773,555	Honda Motor Co. Ltd. (JP)	26,697

		53,402

BEVERAGES—3.5%
527,291	Anheuser-Busch InBev NV (BEL)	32,060
155,599	Pernod-Ricard SA (FR)	14,967

		47,027

CAPITAL MARKETS—2.4%
795,684	Julius Baer Group Ltd. (SWS)*	32,426

CHEMICALS—1.0%
489,627	Novozymes AS (DEN)	13,814

COMMERCIAL BANKS—3.8%
385,406	ICICI Bank Ltd. ADR (IND)[1]	13,955
1,503,260	Standard Chartered plc (UK)	36,331

		50,286

CONSTRUCTION MATERIALS—1.0%
668,076	CRH plc (IE)	13,289

DISTRIBUTORS—1.4%
8,589,000	Li & Fung Ltd. (HK)	$18,683

DIVERSIFIED FINANCIAL SERVICES—2.0%
874,466	Citigroup Inc. (US)	26,864

DIVERSIFIED TELECOMMUNICATION SERVICES—2.3%
16,306,000	China Unicom Hong Kong Ltd. (HK)	30,012

ELECTRICAL EQUIPMENT—3.7%
387,930	Schneider Electric SA (FR)	24,154
848,977	Sensata Technologies Holding NV (US)*	24,459

		48,613

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
618,100	Hoya Corp. (JP)	13,138

FOOD & STAPLES RETAILING—1.1%
4,534,700	Wal-Mart de Mexico SAB de CV (MEX)	14,003

FOOD PRODUCTS—2.3%
534,080	Nestle SA (SWS)	30,648

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
143,053	Elekta AB (SW)	6,845

HOTELS, RESTAURANTS & LEISURE—4.1%
639,648	Arcos Dorados Holdings Inc. (US)	13,753
290,924	Las Vegas Sands Corp. (US)*	14,287
226,365	Wynn Resorts Ltd. (US)	26,084

		54,124

INTERNET & CATALOG RETAIL—1.0%
13,087	Rakuten Inc. (JP)	13,247

INTERNET SOFTWARE & SERVICES—4.2%
208,843	Baidu Inc. ADR (CHN)*[1]	26,632
224,228	MercadoLibre Inc. (AR)	19,597
454,457	Yandex NV (NET)*	9,257

		55,486

IT SERVICES—2.1%
475,014	Accenture plc (IE)	27,237

MACHINERY—2.8%
179,000	Fanuc Corporation (JP)	30,138
216,451	Weir Group plc (UK)	6,687

		36,825

MEDIA—5.1%
2,989,794	British Sky Broadcasting Group plc (UK)	32,556
343,444	Imax Corp. (US)*	7,113
278,378	Publicis Groupe SA (FR)	14,030
1,604,912	Reed Elsevier plc (UK)	13,298

		66,997

METALS & MINING—2.3%
1,792,733	Xstrata plc (UK)	30,515

OFFICE ELECTRONICS—1.4%
447,900	Canon Inc. (JP)	19,226

OIL, GAS & CONSUMABLE FUELS—6.6%
7,354,300	CNOOC Ltd. (HK)	14,926
3,408,800	OGX Petroleo e Gas Participacoes SA (BR)*	32,289
649,162	Pacific Rubiales Energy Corp. (CAN)	16,334
1,106,386	Tullow Oil plc (UK)	24,302

		87,851

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

PHARMACEUTICALS—6.3%
219,214	Novo Nordisk AS (DEN)	$26,049
221,251	Roche Holding AG (SWS)	37,536
604,974	Shire plc (UK)	20,083

		83,668

PROFESSIONAL SERVICES—1.6%
1,525,691	Experian plc (UK)	20,700

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.0%
70,887	Unibail-Rodamco SE (FR)	13,640

REAL ESTATE MANAGEMENT & DEVELOPMENT—4.3%
1,749,500	BR Malls Participacoes SA (BR)	19,095
6,627,000	Hang Lung Properties Ltd. (HK)	22,797
800,000	Sumitomo Realty & Development Co. Ltd. (JP)	15,246

		57,138

ROAD & RAIL—2.5%
436,605	Canadian National Railway Co. (CAN)	32,929

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.6%
2,165,799	ARM Holdings plc (UK)	20,844
458,955	ASML Holding NV (NET)	19,730
1,453,904	Infineon Technologies Ltd. (GER)	13,324
20,261	Samsung Electronics Co. Ltd. (S. KOR)	19,951
1,905,366	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	26,827

		100,676

SOFTWARE—1.0%
238,115	Check Point Software Technologies Ltd. (IL)*	13,403

SPECIALTY RETAIL—4.0%
10,739,000	Belle International Holdings Ltd. (HK)	17,414
270,927	Inditex SA (SP)	23,675
189,380	Yamada Denki Co. Ltd. (JP)	12,117

		53,206

COMMON STOCKS—Continued

Shares		Value (000s)

TEXTILES, APPAREL & LUXURY GOODS—3.6%
293,625	Adidas AG (GER)	$21,215
62,004	Swatch Group AG (SWS)	26,233

		47,448

TRADING COMPANIES & DISTRIBUTORS—1.2%
2,264,000	Marubeni Corporation (JP)	15,658

WIRELESS TELECOMMUNICATION SERVICES—2.4%
319,430	Millicom International Cellular SA SDR (LUX)[2]	31,624

TOTAL COMMON STOCKS (Cost $1,213,548)		1,275,514

SHORT-TERM INVESTMENTS—2.9%
(Cost $38,175)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$38,175	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $38,942)	38,175

TOTAL INVESTMENTS—99.1% (Cost $1,251,723)		1,313,689

CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		12,204

TOTAL NET ASSETS—100.0%		$1,325,893

5

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$36,494	$642,146	$—	$678,640
Latin America	84,984	—	—	84,984
Middle East/Central Asia	27,358	—	—	27,358
North America	161,823	—	—	161,823
Pacific Basin	53,459	269,250	—	322,709
Short-Term Investments
Repurchase Agreements	—	38,175	—	38,175

Total	$364,118	$949,571	$—	$1,313,689

The following is a reconciliation of the Fund’s Level 3 investments during the period ended January 31, 2012.

Valuation Description	Beginning Balance at 11/01/2011 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Ending Balance as of 01/31/2012 (000s)
Preferred Stocks	$229	$—	$(223)	$—	$(3)	$(3)	$—	$—

There were no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities. SDRs are issued by either U.S. or non-U.S. banking organizations.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 0.9%)

COMMON STOCKS—99.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—8.6%
230,375	BAE Systems plc (UK)	$1,119
19,275	European Aeronautic Defense and Space Co. NV (FR)	648
15,600	Northrop Grumman Corporation (US)	906

		2,673

AUTOMOBILES—2.0%
3,824	Volkswagen AG (GER)	620

BEVERAGES—1.8%
13,125	Molson Coors Brewing Co (US)	563

CAPITAL MARKETS—4.9%
15,750	Credit Suisse Group AG (SWS)*	410
10,750	State Street Corporation (US)	421
51,690	UBS AG (SWS)*	705

		1,536

CHEMICALS—8.7%
19,179	Akzo Nobel NV (NET)	1,001
6,800	PPG Industries Inc. (US)	609
21,000	Shin-Etsu Chemical Co. Ltd. (JP)	1,093

		2,703

COMMERCIAL BANKS—5.7%
137,650	Barclays plc (UK)	461
49,768	Credit Agricole SA (FR)	307
1,188,827	Royal Bank of Scotland Group plc (UK)*	499
15,500	Sumitomo Mitsui Financial Group Inc. (JP)	496

		1,763

COMPUTERS & PERIPHERALS—4.9%
53,925	Hewlett-Packard Co. (US)	1,509

DIVERSIFIED FINANCIAL SERVICES—6.9%
60,350	Bank of America Corporation (US)	430
18,637	Citigroup Inc. (US)	572
10,865	Deutsche Boerse AG (GER)*	642
54,364	ING Groep NV (NET)*	496

		2,140

ELECTRIC UTILITIES—2.3%
174,470	Enel SpA (IT)	$715

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.6%
168,300	Hon Hai Precision Industry Co. Ltd. (TW)	543
32,276	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	210
19,900	TE Connectivity Ltd. (SWS)	678

		1,431

INDUSTRIAL CONGLOMERATES—2.4%
36,932	Koninklijke Philips Electronics NV (NET)	748

INSURANCE—8.7%
102,024	Aegon NV (NET)*	496
23,375	Allstate Corporation (US)	674
18,500	American International Group Inc. (US)*	465
19,800	MS&AD Insurance Group Holdings Inc. (JP)	407
9,100	Renaissance Holdings Ltd. (BM)	665

		2,707

IT SERVICES—2.9%
24,475	Cap Gemini SA (FR)	895

MEDIA—4.9%
260,750	Aegis Group plc (UK)	649
18,825	Omnicom Group Inc. (US)	859

		1,508

OFFICE ELECTRONICS—1.3%
9,600	Canon Inc. (JP)	412

OIL, GAS & CONSUMABLE FUELS—13.1%
112,462	BP plc (UK)	846
31,175	ENI SpA (IT)	691
7,300	Exxon Mobil Corporation (US)	611
69,050	Gazprom OAO ADR (RUS)[2]	839
30,719	Royal Dutch Shell plc (UK)	1,092

		4,079

PERSONAL PRODUCTS—1.6%
27,163	Avon Products Inc. (US)	483

PHARMACEUTICALS—1.4%
7,975	Abbott Laboratories (US)	432

SOFTWARE—4.5%
28,950	CA Inc. (US)	746
22,600	Microsoft Corporation (US)	668

		1,414

SPECIALTY RETAIL—3.0%
63,350	Staples Inc. (US)	927

TRADING COMPANIES & DISTRIBUTORS—3.0%
66,970	Travis Perkins plc (UK)	928

WIRELESS TELECOMMUNICATION SERVICES—1.9%
215,275	Vodafone Group plc (UK)	581

TOTAL COMMON STOCKS (Cost $30,142)		30,767

7

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—0.5%
(Cost $160)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$160	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $167)	$160

TOTAL INVESTMENTS—99.6% (Cost $30,302)		30,927

CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		113

TOTAL NET ASSETS—100.0%		$31,040

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$1,343	$15,388	$—	$16,731
North America	10,875	—	—	10,875
Pacific Basin	—	3,161	—	3,161
Short-Term Investments
Repurchase Agreements	—	160	—	160

Total	$12,218	$18,709	$—	$30,927

There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 1.4%)

COMMON STOCKS—98.6%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.7%
2,543	Precision Castparts Corp. (US)	$416

AUTOMOBILES—2.6%
3,257	Bayerische Motoren Werke AG (GER)	279
3,844	Tesla Motors Inc. (US)*	112

		391

BEVERAGES—3.0%
7,472	Anheuser-Busch InBev NV (BEL)	454

BIOTECHNOLOGY—3.0%
3,823	Biogen Idec Inc. (US)*	451

CAPITAL MARKETS—3.6%
13,595	Julius Baer Group Ltd. (SWS)*	554

CHEMICALS—5.0%
8,356	Dow Chemical Co. (US)	280
17,190	Novozymes AS (DEN)	485

		765

COMMERCIAL BANKS—3.4%
8,775	PNC Financial Services Group Inc. (US)	517

COMPUTERS & PERIPHERALS—6.9%
2,295	Apple Inc. (US)*	1,048

DISTRIBUTORS—0.9%
60,000	Li & Fung Ltd. (HK)	130

DIVERSIFIED FINANCIAL SERVICES—2.9%
14,185	Citigroup Inc. (US)	436

ELECTRICAL EQUIPMENT—2.8%
14,597	Sensata Technologies Holding NV (US)*	421

ENERGY EQUIPMENT & SERVICES—1.5%
6,159	Halliburton Co. (US)	226

FOOD & STAPLES RETAILING—1.0%
2,388	Pricesmart Inc. (US)	159

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD PRODUCTS—5.2%
6,581	Mead Johnson Nutrition Company (US)	$488
5,370	Nestle SA (SWS)	308

		796

HEALTH CARE EQUIPMENT & SUPPLIES—4.2%
1,402	Intuitive Surgical Inc. (US)*	645

HOTELS, RESTAURANTS & LEISURE—9.3%
493	Chipotle Mexican Grill Inc. (US)*	181
10,832	Starbucks Corp. (US)	519
2,416	Starwood Hotels & Resorts Worldwide Inc. (US)	131
227,117	Wynn Macau Ltd. (HK)*	583

		1,414

INTERNET & CATALOG RETAIL—1.7%
476	Priceline.com Inc. (US)*	252

INTERNET SOFTWARE & SERVICES—6.5%
2,319	Baidu Inc. ADR (CHN)*[1]	295
7,942	Bankrate Inc. (US)*	186
253	Google Inc. (US)*	147
4,174	MercadoLibre Inc. (AR)	365

		993

IT SERVICES—2.9%
7,663	Accenture plc (IE)	439

MACHINERY—1.6%
2,286	Cummins Inc. (US)	238

MEDIA—2.1%
28,811	British Sky Broadcasting Group plc (UK)	314

MULTILINE RETAIL—3.1%
11,068	Dollar General Corporation (US)*	472

OIL, GAS & CONSUMABLE FUELS—3.0%
4,507	Occidental Petroleum Corporation (US)	450

PHARMACEUTICALS—0.9%
845	Roche Holding AG (SWS)	143

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.9%
26,900	BR Malls Participacoes SA (BR)	294
44,000	Hang Lung Properties Ltd. (HK)	151

		445

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
16,927	ARM Holdings plc (UK)	163

SPECIALTY RETAIL—6.2%
5,530	Home Depot Inc. (US)	245
7,936	Inditex SA (SP)	694

		939

TEXTILES, APPAREL & LUXURY GOODS—8.6%
13,795	Compagnie Financiere Richemont SA (SWS)	784
2,076	Lululemon Athletica Inc. (US)*	131
83,100	Prada SpA (IT)*	397

		1,312

TOTAL COMMON STOCKS (Cost $12,960)		14,983

9

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—1.6%
(Cost $245)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$245	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $251)	$245

TOTAL INVESTMENTS—100.2% (Cost $13,205)		15,228

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.2)%		(23)

TOTAL NET ASSETS—100.0%		$15,205

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$439	$4,575	$—	$5,014
Latin America	659	—	—	659
North America	8,151	—	—	8,151
Pacific Basin	295	864	—	1,159
Short-Term Investments
Repurchase Agreements	—	245	—	245

Total	$9,544	$5,684	$—	$15,228

There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2012

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund and Harbor Global Growth Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

11

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund (except Harbor International Fund) entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Foreign Forward Currency Contracts

A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor International Fund used foreign forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The foreign forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor International Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with foreign forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

New Accounting Pronouncements

Repurchase Agreements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03, A Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). Specifically, ASU 2011-03 refers to accounting treatment for repurchase agreements that obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of the transferred assets and, as a result, certain. repurchase agreements may now be required to be accounted for as secured borrowings. ASU 2011-03 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement amounts and disclosures, if any.

13

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. ASU 2011-04 will require additional disclosures and detail about the circumstances surrounding transfers between securities classified as Level 1 and Level 2 and all securities classified as Level 3. ASU 2011-04 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2012 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
INTERNATIONAL EQUITY FUNDS
Harbor International Fund*	$23,455,732	$9,484,487	$(956,280)	$8,528,207
Harbor International Growth Fund*	1,251,723	98,959	(36,993)	61,966
GLOBAL EQUITY FUNDS
Harbor Global Value Fund*	$30,302	$4,217	$(3,592)	$625
Harbor Global Growth Fund*	13,205	2,130	(107)	2,023

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

14

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

03/2012	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.IG.0112

Quarterly Schedule of Portfolio Holdings

January 31, 2012

Strategic Markets Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX	—

Harbor Unconstrained Bond Fund	HAUBX	HRUBX	—

Harbor Flexible Capital Fund	HAFLX	HRFLX	HIFLX

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -18.7%)

ASSET-BACKED SECURITIES—8.6%
Principal Amount (000s)		Value (000s)

$196	American Money Management Corporation Series 2005-5A Cl. A1A 0.798%—08/08/2017[1,2]	$189
413	Ares CLO Funds Series 2006-6RA Cl. A1B 0.768%—03/12/2018[1,2]	399
442	Argent Securities Inc. Series 2005-W2 Cl. A2B1 0.476%—10/25/2035[1]	401
721	Bayview Financial Acquisition Trust Series 2006-D Cl. 1A2 5.660%—12/28/2036[3]	705
£3,000	Chester Asset Receivables Dealings Series 2004-1 Cl. A 1.198%—04/15/2016[1]	4,611
$3,000	Citibank Omni Master Trust Series 2009-A8 Cl. A8 2.390%—05/16/2016[1,2]	3,016
2,600	Series 2009-A14A Cl. A14 3.035%—08/15/2018[1,2]	2,737

		5,753

1,700	Commercial Industrial Finance Corp. Series 2007-1A Cl. A1L 0.704%—05/10/2021[1,2]	1,588
600	Series 2006-2A Cl. A1L 0.787%—03/01/2021[1,2]	558

		2,146

836	Countrywide Asset-Backed Certificates Series 2005-15 Cl. 1AF6 5.458%—04/25/2036[4]	775
€750	Driver One GmbH Series 8 Cl. A 1.488%—02/21/2017[1]	983
$2,215	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11 Cl. A2D 0.616%—11/25/2035[1]	1,862
1,244	Series 2005-FF8 Cl. A2D 0.656%—09/25/2035[1]	1,173

		3,035

€709	Globaldrive BV Series 2010-A Cl. A 2.400%—04/20/2018[1]	937
$42	Gulf Stream Compass CLO Ltd. Series 2004-1A Cl. A 0.927%—07/15/2016[1,2]	42
€191	Harvest CLO SA Series IX Cl. A1 2.228%—03/29/2017[1]	241

$1,200	Hillmark Funding Series 2006-1A Cl. A1 0.729%—05/21/2021[1,2]	$1,113
464	Katonah Ltd. Series 6A Cl. A1A 0.883%—09/20/2016[1,2]	457
€465	Magi Funding plc Series I-A Cl. A 2.015%—04/11/2021[2]	561
$13	Premium Loan Trust Ltd. Series 2004-1A Cl. A 0.940%—10/25/2014[1,2]	13
€1,384	SLM Student Loan Trust Series 2003-2 Cl. A5 1.686%—12/15/2023[1]	1,652
724	Series 2002-7X Cl. A5 1.696%—09/15/2021[1]	912

		2,564

$586	Small Business Administration Participation Certificates Series 2007-20K Cl. 1 5.510%—11/01/2027	661
1,200	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.797%—04/17/2021[1,2]	1,112
600	Venture CDO Ltd. Series 2006-7A Cl. A1A 0.791%—01/20/2022[1,2]	556

TOTAL ASSET-BACKED SECURITIES (Cost $27,960)		27,254

BANK LOAN OBLIGATIONS—0.9%
1,500	International Lease Finance Corporation Term Loan 6.750%—03/17/2015[4]	1,510
1,400	Springleaf Financial Funding Company Term Loan 5.500%—05/28/2017[4]	1,308

TOTAL BANK LOAN OBLIGATIONS (Cost $2,874)		2,818

COLLATERALIZED MORTGAGE OBLIGATIONS—3.6%
1,999	Banc of America Large Loan Inc. Series 2010-HLTN Cl. HLTN 2.035%—11/15/2015[1,2]	1,859
45	Banc of America Mortgage Securities Inc. Series 2004-1 Cl. 5A1 6.500%—09/25/2033	47
2,065	Bear Stearns Alt-A Trust Series 2004-8 Cl. 1A 0.976%—09/25/2034[1]	1,664
2,200	DBUBS Mortgage Trust Series 2011-LC2A Cl. A2 3.386%—07/10/2044[2]	2,320
£700	Gosforth Funding plc Series 2011-1 Cl. A2 2.540%—04/24/2047[1]	1,091
€458	Granite Mortgages plc Series 2004-2 Cl. 2A1 1.697%—06/20/2044[1]	579
$214	Harborview Mortgage Loan Trust Series 2005-2 Cl. 2A1A 0.501%—05/19/2035[1]	128
€1,200	Holmes Master Issuer plc Series 2011-1A Cl. A3 2.581%—10/15/2054[2]	1,567

1

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)

	$364	MLCC Mortgage Investors Inc. Series 2006-1 Cl. 1A 2.178%—02/25/2036[1]	$286
	€500	Permanent Master Issuer plc Series 2011-1A Cl. 1A3 2.531%—07/15/2042[1,2]	652
	$239	Thornburg Mortgage Securities Trust Series 2006-4 A2B 5.964%—07/25/2036[1]	236
	800	Wachovia Mortgage Loan Trust LLC Series 2005-B Cl. 2A4 2.679%—10/20/2035[1]	600
	555	Washington Mutual Mortgage Pass Through Certificates Series 2006-AR1 Cl. 2A1A 1.267%—01/25/2046[1]	427

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,876)		11,456

CORPORATE BONDS & NOTES—15.4%
	600	Ally Financial Inc. 3.649%—02/11/2014[1]	593
	300	3.963%—06/20/2014[1]	293
	900	8.300%—02/12/2015	995

			1,881

	800	Banco Santander Brazil SA MTN[5] 2.659%—03/18/2014[1,2]	764
	500	Banco Santander Chile 1.811%—04/20/2012[1,2]	500
	£300	Bank of America Corporation MTN[5] 1.148%—06/11/2012[1]	470
	$4,700	Barclays Bank plc MTN[5] 0.531%—03/23/2017[1]	4,684
	2,100	BPCE SA 2.277%—02/07/2014[1,2]	2,004
	900	Centex Corporation 5.700%—05/15/2014	934
	500	CMS Energy Corp. 4.250%—09/30/2015	516
	2,000	Commonwealth Bank of Australia 0.839%—09/17/2014[1,2]	2,013
	2,000	Credit Agricole SA MTN[5] 2.011%—01/21/2014[1,2]	1,891
	2,900	Dexia Credit Local New York 0.927%—03/05/2013[1,2]	2,757
	1,600	Ford Motor Credit Co. LLC 7.500%—08/01/2012	1,645
	1,200	FUEL Trust 3.984%—06/15/2016[2]	1,223
	500	HCA Inc. 7.250%—09/15/2020	541
	1,500	ICICI Bank Ltd. MTN[5] 2.256%—02/24/2014[1,2]	1,411
	3,800	ING Bank NV 1.940%—06/09/2014[1,2]	3,663
	800	International Lease Finance Corporation MTN[5] 5.400%—02/15/20	802
	2,200	Intesa Sanpaolo SpA 2.906%—02/24/2014[1,2]	2,029
	1,000	LeasePlan Corporation NV 3.000%—05/07/2012[2]	1,007
	1,000	Limited Brands Inc. 6.900%—07/15/2017	1,095
	749	Lyondell Chemical Co. 11.000%—05/01/2018	823

	$900	Merrill Lynch & Co. Inc. MTN[5] 1.777%—05/30/2014[1]	$1,097
	1,800	Morgan Stanley 2.161%—01/24/2014[1]	1,732
		Morgan Stanley MTN[5]
	500	1.775%—11/29/2013[1]	631
	1,200	1.807%—03/01/2013[1]	1,544

			2,175

	700	New York Life Global Funding MTN[5] 1.537%—12/20/2013[1]	902
	650	Pride International Inc. 6.875%—08/15/2020	786
		Royal Bank of Scotland plc
	300	2.915%—08/23/2013[1]	295
	300	4.875%—03/16/2015	304

			599

	300	SLM Corporation 5.092%—11/01/2016[4,6]	258
		SLM Corporation MTN[5]
	151	5.014%—04/01/2014[4,6]	146
	700	5.525%—03/17/2014[4,6]	683
	200	5.775%—06/15/2013[4,6]	198

			1,027

	15	Svenska Handelsbanken AB 1.544%—09/14/2012[1,2]	15
	900	The Goldman Sachs Group Inc. 1.408%—02/04/2013[1]	1,160
	200	Turkiye Garanti Bankasi AS 3.061%—04/20/2016[1,2]	182
	1,600	Volkswagen International Finance NV 1.031%—10/01/2012[1,2]	1,599
	500	1.625%—08/12/2013[2]	503

			2,102

	€1,100	Wachovia Corp. MTN[5] 1.614%—02/13/2014[1]	1,409
	$2,600	Wesfarmers Ltd. 2.983%—05/18/2016[2]	2,648

	TOTAL CORPORATE BONDS & NOTES (Cost $49,427)		48,745

FOREIGN GOVERNMENT OBLIGATIONS—4.0%
AUD$	800	Australia Government Bond 2.500%—09/20/2030[6]	1,055
	$1,300	3.000%—09/20/2025[6]	1,819
	2,400	4.000%—08/20/2020[6]	4,780

			7,654

CAD$	105	Canadian Government Bond 1.500%—12/01/2044[6]	138
	437	4.250%—12/01/2021[6]	626

			764

	$600	Export-Import Bank of Korea MTN[5] 1.592%—03/13/2012[1,2]	600
	€1,600	Instituto de Credito Oficial MTN[5] 3.154%—03/25/2014[1]	2,000
	$100	Petroleos de Venezuela SA 5.000%—10/28/2015	77
	£812	United Kingdom Gilt Inflation Linked 1.875%—11/22/2022[6]	1,628

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,446)		12,723

2

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—1.7%
Principal Amount (000s)		Value (000s)

$2,269	Federal Home Loan Mortgage Corp. REMIC[7] 0.890%—12/15/2037[1]	$2,282
925	Federal National Mortgage Association 4.000%—02/01/2041	979
408	Federal National Mortgage Association REMIC[7] 0.626%—07/25/2037[1]	408
364	0.656%—07/25/2037[1]	364
298	0.716%—05/25/2036[1]	298
112	0.721%—02/25/2037[1]	112

		1,182

333	Government National Mortgage Association 0.581%—03/20/2037[1]	332
455	National Credit Union Administration Guaranteed Notes Series 2010-R3 Cl. 2A 0.855%—12/08/2020[1]	457

TOTAL MORTGAGE PASS-THROUGH (Cost $5,125)		5,232

PURCHASED OPTION—0.1%

No. of Contracts
	Commodity Option Gold Futures
200	08/06/2012	8
100	08/08/2012	7

		15

3	Brent Oil Futures 06/11/2012	3
18	Crude Oil Futures 11/15/2013	76
27	11/17/2015	88

		164

12	Heating Oil Futures 03/27/2012	1

		183

2,100,000	Interest Rate Swap Option 1 year 2.000%—11/19/2012	—
2,700,000	Interest Rate Swap Option 30 year 3.273%—09/24/2012	31

TOTAL PURCHASED OPTIONS (Cost $458)		214

U.S. GOVERNMENT OBLIGATIONS—84.4%

Principal Amount (000s)
$23,979	U.S. Treasury Inflation Indexed Bonds[6] 0.125%—04/15/2016[8]	25,451
200	0.125%—01/15/2022	208
11,379	0.500%—04/15/2015[8]	12,082
43,844	0.625%—04/15/2013-07/15/2021	48,077
13,341	1.125%—01/15/2021	15,263
2,031	1.250%—04/15/2014	2,154
33,890	1.250%—07/15/2020[8]	39,265
5,551	1.375%—07/15/2018-01/15/2020	6,445
1,007	1.625%—01/15/2015	1,100
16,899	1.875%—07/15/2013	17,795
10,913	1.875%—07/15/2019[8]	13,141

$15,226	2.000%—04/15/2012-07/15/2014	$16,470
27,018	2.000%—01/15/2014[8]	28,901
5,585	2.125%—01/15/2019[8]	6,770
1,446	2.125%—02/15/2041	2,030
2,540	2.375%—01/15/2017-01/15/2027	3,113
3,384	2.625%—07/15/2017	4,107
13,778	3.000%—07/15/2012[8]	14,105

		256,477

10,000	U.S. Treasury Notes 0.500%—10/15/2013[8]	10,051

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $258,579)		266,528

SHORT-TERM INVESTMENTS—17.4%
CERTIFICATES OF DEPOSIT—0.3%
1,000	Banco Bradesco SA 0.000%—01/24/2013[2]	1,000

REPURCHASE AGREEMENTS—0.3%
1,030	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal National Mortgage Association (market value $1,051)	1,030

U.S. TREASURY BILLS—16.8%
4,900	U.S. Treasury Bills 0.045%—04/12/2012[8]	4,900
13,900	0.048%—05/31/2012[8]	13,898
100	0.048%—05/17/2012	100
8,000	0.050%—07/05/2012	7,998
610	0.052%—06/28/2012[8]	610
2,400	0.058%—04/26/2012	2,400
320	0.073%—03/01/2012[8]	320
11,900	0.073%—07/19/2012	11,896
1,600	0.073%—01/15/2022	1,599
700	0.092%—12/13/2012	699
7,400	0.103%—01/10/2013	7,393
1,100	0.110%—10/18/2012	1,099

		52,912

TOTAL SHORT-TERM INVESTMENTS (Cost $54,942)		54,942

TOTAL INVESTMENTS—136.1% (Cost $422,687)		429,912

CASH AND OTHER ASSETS, LESS LIABILITIES—(36.1)%		(114,078)

TOTAL NET ASSETS—100.0%		$315,834

3

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2012

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures-CME 90 day (Buy)	33	$8,250	03/18/2013	$52
Eurodollar Futures-CME 90 day (Buy)	86	21,500	06/17/2013	179
Eurodollar Futures-CME 90 day (Buy)	53	13,250	09/16/2013	96
Eurodollar Futures-CME 90 day (Buy)	138	34,500	12/16/2013	290
Eurodollar Futures-CME 90 day (Buy)	19	4,750	03/16/2015	16
Gold Futures (Buy)	9	1	04/26/2012	75
Wheat Futures (Buy)	4	20	07/13/2012	10
Wheat Futures (Sell)	4	20	07/13/2012	(11)

				$707

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2012

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Barclays Bank plc	$992	$929	02/23/2012	$(63)
Australian Dollar (Sell)	JP Morgan Chase Bank, N.A.	9,725	9,049	02/23/2012	(676)
Australian Dollar (Sell)	UBS AG	636	591	02/23/2012	(45)
Brazilian Real (Buy)	UBS AG	18	17	03/02/2012	1
Brazilian Real (Sell)	HSBC Bank USA, N.A.	59	55	03/02/2012	(4)
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	59	55	03/02/2012	(4)
British Pound Sterling (Buy)	Deutsche Bank AG	413	405	03/12/2012	8
British Pound Sterling (Buy)	Morgan Stanley and Co. Inc.	418	412	03/12/2012	6
British Pound Sterling (Buy)	UBS AG	225	219	03/12/2012	6
British Pound Sterling (Sell)	JP Morgan Chase Bank, N.A.	8,941	8,902	03/12/2012	(39)
Canadian Dollar (Buy)	Barclays Bank plc	779	779	02/09/2012	—
Canadian Dollar (Buy)	Deutsche Bank AG	1,094	1,075	02/09/2012	19
Canadian Dollar (Sell)	Barclays Bank plc	539	530	02/09/2012	(9)
Canadian Dollar (Sell)	Barclays Bank plc	778	778	03/22/2012	—
Canadian Dollar (Sell)	Deutsche Bank AG	61	61	02/09/2012	—
Canadian Dollar (Sell)	Goldman Sachs International	734	725	02/09/2012	(9)
Canadian Dollar (Sell)	Royal Bank of Canada	540	529	02/09/2012	(11)
Chinese Yuan (Buy)	Barclays Capital	913	900	06/01/2012	13
Chinese Yuan (Buy)	Barclays Capital	553	553	02/01/2013	—
Chinese Yuan (Buy)	Deutsche Bank AG	552	538	02/13/2012	14
Chinese Yuan (Sell)	Barclays Capital	552	552	02/13/2012	—
Euro Currency (Buy)	Barclays Bank plc	286	300	02/17/2012	(14)
Euro Currency (Buy)	Barclays Bank plc	485	482	02/17/2012	3
Euro Currency (Buy)	JP Morgan Chase Bank, N.A.	144	149	02/17/2012	(5)
Euro Currency (Buy)	Morgan Stanley and Co. Inc.	309	310	02/17/2012	(1)
Euro Currency (Buy)	Morgan Stanley and Co. Inc.	233	230	02/17/2012	3
Euro Currency (Buy)	Royal Bank of Canada	514	525	02/17/2012	(11)
Euro Currency (Buy)	Royal Bank of Canada	4,268	4,183	02/17/2012	85
Euro Currency (Buy)	UBS AG	526	529	02/17/2012	(3)
Euro Currency (Sell)	Barclays Bank plc	15,935	16,587	02/17/2012	652
Euro Currency (Sell)	UBS AG	14,177	14,750	02/17/2012	573
Indian Rupee (Buy)	JP Morgan Chase Bank	2,506	2,755	07/12/2012	(249)
Indian Rupee (Sell)	Barclays Capital	600	573	07/12/2012	(27)
Indian Rupee (Sell)	Barclays Capital	792	800	07/12/2012	8
Indian Rupee (Sell)	Deutsche Bank AG	144	133	07/12/2012	(11)
Indian Rupee (Sell)	Goldman Sachs International	109	100	07/12/2012	(9)
Indian Rupee (Sell)	HSBC Bank USA, N.A.	202	187	07/12/2012	(15)
Indian Rupee (Sell)	JP Morgan Chase Bank	659	643	07/12/2012	(16)
Indonesian Rupiah (Sell)	UBS AG	—	—	07/02/2012	—
Japanese Yen (Sell)	Deutsche Bank AG	736	732	02/14/2012	(4)
Malaysian Ringgit (Buy)	JP Morgan Chase Bank	733	739	04/23/2012	(6)
Malaysian Ringgit (Sell)	Barclays Capital	194	185	04/23/2012	(9)
Malaysian Ringgit (Sell)	Deutsche Bank AG	233	222	04/23/2012	(11)
Malaysian Ringgit (Sell)	HSBC Bank USA, N.A.	97	93	04/23/2012	(4)
Malaysian Ringgit (Sell)	JP Morgan Chase Bank	210	200	04/23/2012	(10)
Mexican Peso (Buy)	HSBC Bank USA, N.A.	793	765	03/15/2012	28
Mexican Peso (Sell)	Barclays Bank plc	188	180	03/15/2012	(8)
Mexican Peso (Sell)	UBS AG	594	558	03/15/2012	(36)

4

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Philippine Peso (Buy)	Barclays Capital	$506	$510	03/15/2012	$(4)
Philippine Peso (Buy)	JP Morgan Chase Bank	460	456	03/15/2012	4
Philippine Peso (Sell)	Barclays Capital	446	436	03/15/2012	(10)
Philippine Peso (Sell)	Deutsche Bank AG	245	240	03/15/2012	(5)
Philippine Peso (Sell)	Goldman Sachs International	174	170	03/15/2012	(4)
Philippine Peso (Sell)	JP Morgan Chase Bank	101	100	03/15/2012	(1)
Singapore Dollar (Buy)	JP Morgan Chase Bank, N.A.	800	772	02/10/2012	28
Singapore Dollar (Buy)	UBS AG	—	—	05/15/2012	—
Singapore Dollar (Sell)	Barclays Bank plc	423	411	02/10/2012	(12)
Singapore Dollar (Sell)	Deutsche Bank AG	67	65	02/10/2012	(2)
Singapore Dollar (Sell)	HSBC Bank USA, N.A.	103	100	02/10/2012	(3)
Singapore Dollar (Sell)	UBS AG	205	200	02/10/2012	(5)
South Korean Won (Buy)	UBS AG	1,751	1,750	02/27/2012	1
South Korean Won (Sell)	Barclays Capital	890	870	02/27/2012	(20)
South Korean Won (Sell)	Deutsche Bank AG	72	70	02/27/2012	(2)
South Korean Won (Sell)	Goldman Sachs International	178	172	02/27/2012	(6)
South Korean Won (Sell)	HSBC Bank USA, N.A.	204	200	02/27/2012	(4)
South Korean Won (Sell)	Morgan Stanley and Co. Inc.	405	400	02/27/2012	(5)

					$60

SWAP AGREEMENTS OPEN AT JANUARY 31, 2012

TOTAL RETURN SWAPS ON INDICIES

Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	02/27/2012	$39,060	$(386)
JP Morgan Chase Bank, N.A.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	02/27/2012	61,970	(524)
Barclays Bank PLC	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	02/27/2012	38,640	(312)
UBS AG	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	02/27/2012	8,580	(85)
Morgan Stanley Capital Services LLC	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	02/27/2012	11,300	(112)
Morgan Stanley Capital Services LLC	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	02/27/2012	90,000	(898)
Goldman Sachs Bank USA	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	02/01/2012	25,360	552
Credit Suisse International	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	02/27/2012	17,380	(173)
Goldman Sachs Bank USA	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	02/27/2012	22,480	(224)

Total Return Swaps on Indicies						$(2,162)

TOTAL RETURN SWAPS ON COMMODITIES

Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank PLC	Bloomberg Nymex Heating Oil Nymex WTI Cushing Crude Oil First Month Spread	Receive	$(7.635)	12/31/2012	7,700	$(14)
Barclays Bank PLC	Bloomberg Nymex Heating Oil Nymex WTI Cushing Crude Oil First Month Spread	Receive	0.000	12/31/2012	22,000	(2)
Barclays Bank PLC	Bloomberg Nymex Heating Oil Nymex WTI Cushing Crude Oil First Month Spread	Receive	4.150	12/31/2012	5,500	(15)
Barclays Bank PLC	Bloomberg Nymex Heating Oil Nymex WTI Cushing Crude Oil First Month Spread	Receive	5.100	12/31/2012	11,000	(18)
Barclays Bank PLC	Bloomberg Nymex Heating Oil Nymex WTI Cushing Crude Oil First Month Spread	Receive	5.150	12/31/2012	11,000	(18)
Barclays Bank PLC	Bloomberg Nymex Heating Oil Nymex WTI Cushing Crude Oil First Month Spread	Receive	5.250	12/31/2012	11,000	(17)
Barclays Bank PLC	Bloomberg Nymex Heating Oil Nymex WTI Cushing Crude Oil First Month Spread	Receive	5.450	12/31/2012	11,000	(14)
Barclays Bank PLC	Bloomberg Nymex Heating Oil Nymex WTI Cushing Crude Oil First Month Spread	Receive	15.650	12/31/2012	6,600	(7)
Barclays Bank PLC	Bloomberg Nymex Heating Oil Nymex WTI Cushing Crude Oil First Month Spread	Receive	19.900	12/31/2012	2,200	—
Deutsche Bank AG	Corn-March 2012	Receive	596.590	02/24/2012	50,000	(21)

5

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

TOTAL RETURN SWAPS ON COMMODITIES—Continued

Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Gold-April 2012	Receive	$1,730.730	03/29/2012	320	$(3)
Deutsche Bank AG	Natural Gas-December 2019	Receive	7.200	12/31/2019	24,000	(31)
Deutsche Bank AG	Platinum-April 2012	Receive	1,434.549	03/29/2012	320	48
Deutsche Bank AG	Soybean-March 2012	Receive	1,230.000	02/24/2012	20,000	(6)
Australia and New Zealand Banking Group	Wheat-July 2012	Receive	641.000	06/22/2012	15,000	(7)
Australia and New Zealand Banking Group	Wheat-July 2012	Receive	680.000	06/22/2012	15,000	8

Total Return Swaps on Commodities						$(117)

VARIANCE SWAPS ON COMMODITIES

Counterparty	Reference Assets	Pay/Receive Variance[f]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	$0.044	04/27/2012	$150	$—
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.065	03/05/2012	290	2
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.064	03/06/2012	280	2
Morgan Stanley Capital Services LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.044	04/18/2012	210	(1)
Deutsche Bank AG	West Texas Intermediate Crude Oil Futures	Pay	0.108	02/15/2012	100	5

Variance Swaps on Commodities						$8

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[e] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	Centex Corporation Senior Bond 5.250% due 06/15/2015	Buy	1.000%	6/20/2014	2.013%	$21	$(11)	$900	$32
Morgan Stanley Capital Services LLC	Credit Agricole SA Senior Bond 5.065% due 08/10/2022	Buy	1.000	3/20/2014	1.898	37	61	2,000	(24)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 15	Sell	5.000	6/20/2016	2.591	156	206	1,600	(50)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.519	18	28	200	(10)
UBS AG	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.519	18	27	200	(9)
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	6/20/2015	1.170	(6)	(21)	1,000	15
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	6/20/2015	1.170	(5)	(10)	900	5
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	6/20/2015	1.511	(8)	(6)	200	(2)
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	1.607	(15)	(6)	300	(9)
Goldman Sachs International	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	1.156	(4)	15	700	(19)
HSBC Bank USA, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	6/20/2016	1.244	(18)	(3)	1,700	(15)
Royal Bank of Scotland plc	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	1.156	(1)	2	100	(3)
Bank of America, N.A.	International Lease Finance Corporation Senior Bond 8.250% due 12/15/2020	Sell	5.000	6/20/2016	5.058	4	(62)	1,000	66
Goldman Sachs International	International Lease Finance Corporation 5.550% due 09/05/2012	Buy	5.000	3/20/2012	3.414	(2)	56	800	(58)
BNP Paribas S.A.	Intesa Sanpaolo Spa Senior Bond 4.750% due 06/15/2017	Buy	3.000	3/20/2014	3.167	7	94	2,200	(87)

6

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[e] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Limited Brands Inc. Senior Bond 6.900% due 07/15/2017	Buy	1.000%	9/20/2017	2.028%	$54	$54	$1,000	$—
JP Morgan Chase Bank, N.A.	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	9/20/2015	1.472	(5)	(9)	300	4
Bank of America, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	6/20/2015	0.481	9	6	500	3
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2015	0.587	2	3	100	(1)

Credit Default Swaps									$(162)

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	9.970%	01/02/2014	R$	800	$—
BNP Paribas S.A.	Brazil Cetip Interbank Deposit	Pay	11.880	01/02/2013		600	15
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		3,000	59
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		700	13
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	10.180	01/02/2014		5,900	25
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	10.530	01/02/2014		2,800	—
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.170	01/02/2013		300	6
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2013		500	10
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	10.580	01/02/2014		5,000	3
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		200	5
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.380	01/02/2014		3,300	—
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.770	01/02/2014		4,600	16
Barclays Bank plc	France CPI Ex Tobacco Index	Pay	1.850	10/15/2016		€1,000	(17)
BNP Paribas S.A.	France CPI Ex Tobacco Index	Pay	1.850	10/15/2016		1,500	(33)

Interest Rate Swaps							$102

Total Swaps							$(2,331)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2012

Description	Number of Shares/Contracts	Strike Price/Rate	Expiration Date	Value (000s)
Interest Rate Swap Option 1 year (Call)	(900,000)	0.80%	10/11/2012	$(3)
Interest Rate Swap Option 1 year (Call)	(1,000,000)	0.80	10/11/2012	(3)
Interest Rate Swap Option 1 year (Put)	(1,000,000)	0.80	10/11/2012	(1)
Interest Rate Swap Option 1 year (Put)	(900,000)	0.80	10/11/2012	—
Interest Rate Swap Option 1 year (Put)	(2,100,000)	1.00	11/19/2012	(1)
Interest Rate Swap Option 2 year (Call)	(2,000,000)	1.06	10/11/2012	(21)
Interest Rate Swap Option 2 year (Call)	(2,200,000)	0.92	11/14/2012	(17)
Interest Rate Swap Option 2 year (Put)	(8,600,000)	2.25	09/24/2012	(1)
Interest Rate Swap Option 2 year (Put)	(400,000)	2.25	09/24/2012	—
Interest Rate Swap Option 2 year (Put)	(400,000)	2.25	09/24/2012	—
Interest Rate Swap Option 2 year (Put)	(2,000,000)	1.06	10/11/2012	(2)
Interest Rate Swap Option 2 year (Put)	(2,200,000)	0.92	11/14/2012	(3)
Interest Rate Swap Option 3 year (Put)	(2,600,000)	3.00	06/18/2012	—
Interest Rate Swap Option 3 year (Put)	(1,400,000)	3.00	06/18/2012	—
Interest Rate Swap Option 3 year (Put)	(1,000,000)	3.00	06/18/2012	—
Interest Rate Swap Option 3 year (Put)	(900,000)	3.00	06/18/2012	—
Interest Rate Swap Option 3 year (Put)	(300,000)	3.00	06/18/2012	—
Interest Rate Swap Option 5 year (Put)	(12,300,000)	2.25	09/24/2012	(13)
Commodity-Crude Oil Futures (Call)	(18)	$140.00	11/11/2013	(75)
Commodity-Crude Oil Futures (Call)	(27)	160.00	11/10/2015	(95)
Commodity-Crude Oil Futures (Put)	(6)	80.00	03/12/2012	—
Commodity-Crude Oil Futures (Put)	(6)	80.00	03/12/2012	—

7

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

Description	Number of Shares/Contracts	Strike Price/Rate	Expiration Date	Value (000s)
Commodity-Matif Corn Futures (Call)	(3)	$350.00	05/25/2012	$(6)
Commodity-Platinum & Palladium Futures (Put)	(200)	1,565.00	08/06/2012	(20)
Commodity-Platinum & Palladium Futures (Put)	(100)	1,650.00	08/08/2012	(15)

Written options outstanding, at value (premiums received of $612)				$(276)

FAIR VALUE MEASUREMENTS

Holdings in Futures contracts valued at $707 are classified as Level 1. All other holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$885	$(3,110)
Credit Contracts	125	(287)
Foreign Exchange Contracts	1,452	(1,392)
Interest Rate Contracts	816	(115)

Total	$3,278	$(4,904)

8

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2012.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2012, these securities were valued at $44,548 or 14% of net assets.

3	Step coupon security.

4	Variable rate security. The stated rate represents the rate in effect at January 31, 2012.

5	MTN after the name of a security stands for Medium Term Note.

6	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

7	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

8	At January 31, 2012, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $169,494 or 54% of net assets.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement been closed/ sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

f	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -20.1%)

ASSET-BACKED SECURITIES—6.2%
Principal Amount (000s)		Value (000s)

€484	Avoca Capital Series III-X Cl. A 1.974%—09/15/2021	$596
$100	Countrywide Asset-Backed Certificates Series 2006-1 Cl. AF5 5.884%—07/25/2036[1]	43
198	Credit-Based Asset Servicing and Securitization LLC Series 2007-CB3 Cl. A4 5.419%—03/25/2037[1]	71
198	Series 2007-CB3 Cl. A3 5.419%—03/25/2037[1]	70
81	Indymac Residential Asset Backed Trust Series 2007-B Cl. 2A2 0.436%—07/25/2037[2]	40
800	Morgan Stanley ABS Capital I Series 2007-HE2 Cl. A2B 0.366%—01/25/2037[2]	264
100	Series 2007-NC1 Cl. A2C 0.416%—11/25/2036[2]	32

		296

88	Ownit Mortgage Loan Asset Backed Certificates Series 2006-4 Cl. A2C 0.426%—05/25/2037[2]	45
70	Plymouth Rock CLO Ltd. Series 2010-1A Cl. A 1.961%—02/16/2019[2,3]	69
79	Securitized Asset Backed Receivables LLC Trust Series 2004-OP1 Cl. M1 1.041%—02/25/2034[2]	58
79	SLC Student Loan Trust Series 2009-AA Cl. A 4.750%—06/15/2033[2,3]	77
179	SLM Student Loan Trust Series 2010-A Cl. 2A 3.535%—05/16/2044[2,3]	183
100	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.797%—04/17/2021[2,3]	93
80	Structured Asset Investment Loan Trust Series 2005-8 Cl. A4 0.636%—10/25/2035[2]	56

TOTAL ASSET-BACKED SECURITIES (Cost $1,819)		1,697

BANK LOAN OBLIGATIONS—4.3%
Principal Amount (000s)		Value (000s)

$500	DigitalGlobe Inc. Term Loan B 1.000%—09/21/2018[4]	$499
600	Springleaf Financial Corporation Term Loan 5.500%—05/28/2017[4]	560
€100	Terex Corporation Term Loan 6.032%—04/28/2017[4]	130

TOTAL BANK LOAN OBLIGATIONS (Cost $1,227)		1,189

COLLATERALIZED MORTGAGE OBLIGATIONS—6.0%
$57	American Home Mortgage Assets Series 2006-2 Cl.1A1 1.157%—09/25/2046[2]	28
€168	Arran Residential Mortgages Funding plc Series 2011-1A Cl. A1B 2.660%—11/19/2047[2,3]	220
$38	Banc of America Alternative Loan Trust Series 2003-2 Cl. CB1 5.750%—04/25/2033	40
100	Banc of America Funding Corporation Series 2007-D Cl. 1A4 0.511%—06/20/2047[2]	71
22	Series 2004-A Cl. 4A1 2.858%—06/20/2032[4]	21

		92

94	BCAP LLC Trust Series 2011 Cl. RR5 5.250%—06/26/2036[3]	80
61	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5 Cl. A2 2.250%—08/25/2035[2]	52
17	Series 2004-10 Cl. 15A1 2.700%—01/25/2035[2]	14
35	Series 2005-1 Cl. 4A1 5.230%—03/25/2035[4]	32

		98

93	Citigroup Mortgage Loan Trust Inc. Series 2005-3 Cl. 1A1 1.933%—08/25/2035[2]	69
£107	Granite Mortgages plc Series 2004-3 Cl. 3A2 1.450%—09/20/2044[2]	165
€12	Series 2003-3 Cl. 2A 1.584%—01/20/2044[2]	15

		180

$32	Impac CMB Trust Series 2004-4 Cl. 1A1 0.916%—09/25/2034[2]	24
15	Indymac Index Mortgage Loan Trust Series 2004-Cl. AR6 5A1 2.588%—10/25/2034[4]	13
54	JP Morgan Alternative Loan Trust Series 2006-A3 Cl. 1A3 0.426%—07/25/2036[2]	47
12	MASTR Adjustable Rate Mortgages Trust Series 2004-4 Cl. 3A1 2.232%—05/25/2034[4]	11
100	Structured Asset Securities Corporation Series 2005-16 Cl. 1A2 5.500%—09/25/2035	87
42	Thornburg Mortgage Securities Trust Series 2007-1 Cl. A3A 0.376%—03/25/2037[2]	42

10

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)

	$124	Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Cl. A1 0.370%—06/15/2020[2,3]	$112
	6	Series 2006-C29 Cl. A2 5.275%—11/15/2048	6

			118

		Washington Mutual Mortgage Pass Through Certificates
	17	Series 2005-AR6 Cl. 2A1A 0.506%—04/25/2045[2]	13
	93	Series 2005-AR15 Cl. A1A2 0.556%—11/25/2045[2]	63
	74	Series 2005-AR9 Cl. A1A 0.596%—07/25/2045[2]	56
	166	Series 2007-HY3 Cl. 2A1 5.178%—03/25/2037[2]	117
	312	Series 2007-HY4 Cl. 3A1 5.514%—04/25/2037[2]	254

			503

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,758)		1,652

CONVERTIBLE BONDS—2.5%
	400	Electronic Arts Inc. 0.750%—07/15/2016[3]	380
	300	Transocean Inc. 1.500%—12/15/2037	296

	TOTAL CONVERTIBLE BONDS (Cost $695)		676

CONVERTIBLE PREFERRED STOCKS—0.0%
	(Cost $5)
Shares
	ELECTRIC UTILITIES—0.0%
	100	PPL Corporation 9.500%—07/01/2013[9]	5

CORPORATE BONDS & NOTES—15.5%
Principal Amount (000s)
	$100	Abbey National Treasury Services plc 4.000%—04/27/2016	97
	100	Ally Financial Inc. 3.963%—06/20/2014[2]	98
	200	Banco Santander Brazil SA MTN[5] 2.659%—03/18/2014[2,3]	191
	100	Bank of America Corporation 6.500%—08/01/2016	107
	100	Banque PSA Finance 2.481%—04/04/2014[2,3]	91
	100	Barclays Bank plc 1.617%—01/13/2014[2]	98
	50	Countrywide Financial Corporation MTN[5] 5.800%—06/07/2012	50
	100	Ford Motor Credit Co. LLC 7.500%—08/01/2012	103
	€100	Goldman Sachs Group Inc. 1.817%—05/23/2016[2]	115

		Goldman Sachs Group Inc. MTN[5]
	$100	5.375%—03/15/2020	$102
	100	7.500%—02/15/2019	114

			216

	100	Hewlett-Packard Co. 0.786%—05/24/2013[2]	99
	300	HSBC Bank plc 3.100%—05/24/2016[3]	307
	100	HSBC Holdings plc 5.100%—04/05/2021	109
	100	International Lease Finance Corporation 6.500%—09/01/2014[3]	106
	300	International Lease Finance Corporation MTN[5] 6.375%—03/25/2013	306
	100	Intesa Sanpaolo SpA MTN[5] 6.500%—02/24/2021[3]	92
	400	JPMorgan Chase & Co. 4.625%—05/10/2021	415
	£100	LBG Capital No.1 plc 7.869%—08/25/2020	131
	$100	MetLife Institutional Funding II 1.481%—04/04/2014[2,3]	100
	100	Morgan Stanley 5.750%—01/25/2021	100
	100	Morgan Stanley MTN[5] 7.300%—05/13/2019	109
	100	National Australia Bank Ltd. 1.301%—04/11/2014[2,3]	99
	100	Reynolds Group Issuer Inc. 6.875%—02/15/2021[3]	105
	100	Royal Bank of Scotland plc 5.625%—08/24/2020	103
	100	Royal Bank of Scotland plc MTN[5] 5.500%—03/23/2020	132
	300	SLM Corporation MTN[5] 0.860%—01/27/2014[2]	278
	300	UBS AG MTN[5] 5.875%—12/20/2017	336
	100	Volkswagen International Finance NV 1.875%—04/01/2014[3]	101
	50	Wynn Las Vegas LLC 7.750%—08/15/2020	57

	TOTAL CORPORATE BONDS & NOTES (Cost $4,283)		4,251

FOREIGN GOVERNMENT OBLIGATIONS—10.7%
AUD$	200	Australia Government Bond 4.750%—06/15/2016	225
	900	5.500%—12/15/2013-04/21/2023	1,056
	200	5.750%—07/15/2022	247

			1,528

	€200	Bundesrepublik Deutschland 4.250%—07/04/2018	313
CAD$	100	Canadian Government Bond 1.500%—12/01/2012	100
	200	1.750%—03/01/2013	201
	300	2.750%—09/01/2016	319

			620

MEX$	930	Mexican Bonos 6.500%—06/10/2021	75
	1,800	10.000%—12/05/2024	185

			260

11

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)

$200		Province of Quebec Canada 2.750%—08/25/2021	$203

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,827)			2,924

MORTGAGE PASS-THROUGH—24.7%
100		Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 1.743%—10/25/2021[4]	11
16		Federal Home Loan Mortgage Corp. REMIC[6] 0.640%—12/15/2030[2]	16
—	[i]	5.500%—03/15/2017	—

			16

26		Federal National Mortgage Association 2.327%—07/01/2032[2]	26
3,249		3.500%—02/01/2026-11/01/2040	3,410
2,296		4.000%—06/01/2013-03/01/2041	2,433
779		4.500%—05/01/2023-02/01/2026	833

			6,702

41		Federal National Mortgage Association REMIC[6] 0.396%—03/25/2034[2]	41

TOTAL MORTGAGE PASS-THROUGH (Cost $6,590)			6,770

MUNICIPAL BONDS—2.3%
100		Buckeye Tobacco Settlement Financing Authority 5.875%—06/01/2047	74
100		6.000%—06/01/2042	76

			150

100		California State 7.600%—11/01/2040	136
200		New York City, NY 5.887%—12/01/2024	241
100		Whiting, IN 5.250%—01/01/2021	120

TOTAL MUNICIPAL BONDS (Cost $545)			647

PURCHASED OPTIONS—0.2%

No. of Contracts
500,000		Credit Default Option 5 year 03/21/2012	—
452,000		Currency Options Futures USD vs. AUD—02/09/2012	—
191,000		USD vs. CHF—04/11/2012	2
825,000		USD vs. CNY—03/12/2012-01/09/2013	5
200,000		USD vs. KRW—04/26/2012	2
200,000		USD vs. SGD—04/26/2012	1

			10

200,000		Forward Volatility Swap Option 30 year 04/03/2012	24	[z]
200,000		Interest Rate Swap Option 10 year 2.700%—04/10/2012	1
300,000		Interest Rate Swap Option 20 year 3.273%—09/24/2012	8
200,000		Interest Rate Swap Option 30 year 2.750%—07/30/2012	12
100,000		3.500%—11/05/2012	1

200,000		3.800%—12/18/2013	$7

			20

TOTAL PURCHASED OPTIONS (Cost $103)			63

U.S. GOVERNMENT AGENCIES—0.4%
(Cost $99)
Principal Amount (000s)
$100		Federal Home Loan Mortgage Corp. 2.375%—01/13/2022	101

U.S. GOVERNMENT OBLIGATIONS—47.3%
400		U.S. Treasury Bonds 3.125%—11/15/2041	415
300		3.750%—08/15/2041	350
300		3.875%—08/15/2040	357
50		4.625%—02/15/2040	67
1,000		6.250%—08/15/2023	1,439
100		7.125%—02/15/2023	152

			2,780

803		U.S. Treasury Inflation Indexed Bonds[7] 0.625%—07/15/2021[8]	883
517		1.125%—01/15/2021[8]	592
311		1.250%—07/15/2020[8]	361
103		2.125%—02/15/2041	145

			1,981

100		U.S. Treasury Notes 1.875%—09/30/2017	105
1,500		2.000%—11/15/2021	1,526
3,400		2.125%—08/15/2021	3,510
500		2.250%—07/31/2018[8]	536
100		2.500%—06/30/2017	109
500		2.625%—08/15/2020[8]	543
1,400		3.125%—05/15/2019-05/15/2021[8]	1,576
250		3.625%—08/15/2019-02/15/2020	292

			8,197

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $12,492)			12,958

SHORT-TERM INVESTMENTS—1.4%
U.S. TREASURY BILLS
108		U.S. Treasury Bills 0.007%—03/22/2012[8]	108
270		0.025%—04/05/2012[8]	270

TOTAL SHORT-TERM INVESTMENTS (Cost $378)			378

TOTAL INVESTMENTS—121.5% (Cost $32,821)			33,311

CASH AND OTHER ASSETS, LESS LIABILITIES—(21.5)%			(5,889)

TOTAL NET ASSETS—100.0%			$27,422

12

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2012

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures-CME 90 day (Buy)	6	$1,500	03/17/2014	$6
Eurodollar Futures-CME 90 day (Buy)	2	500	06/16/2014	3
U.S. Treasury Note Futures-30 year (Sell)	6	600	03/21/2012	(9)
U.S. Treasury Note Futures-5 year (Sell)	57	5,700	03/30/2012	(76)
Ultra-Long U.S. Treasury Bond Futures (Buy)	4	400	03/21/2012	3

				$(73)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2012

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	Deutsche Bank AG	$17	$17	02/23/2012	$—
Australian Dollar (Sell)	Barclays Bank plc	2,275	2,111	02/23/2012	(164)
Australian Dollar (Sell)	JP Morgan Chase Bank, N.A.	233	224	02/23/2012	(9)
Brazilian Real (Sell)	Deutsche Bank AG	8	8	03/02/2012	—
Brazilian Real (Sell)	UBS AG	92	90	03/02/2012	(2)
British Pound Sterling (Buy)	Barclays Bank plc	13	13	03/12/2012	—
British Pound Sterling (Buy)	UBS AG	13	13	03/12/2012	—
British Pound Sterling (Sell)	JP Morgan Chase Bank, N.A.	602	599	03/12/2012	(3)
Canadian Dollar (Buy)	Barclays Bank plc	618	618	02/09/2012	—
Canadian Dollar (Sell)	Barclays Bank plc	618	606	02/09/2012	(12)
Canadian Dollar (Sell)	Barclays Bank plc	618	618	03/22/2012	—
Chinese Yuan (Buy)	Barclays Capital	296	293	06/01/2012	3
Chinese Yuan (Buy)	Barclays Capital	783	783	02/01/2013	—
Chinese Yuan (Buy)	Credit Suisse First Boston	95	95	06/01/2012	—
Chinese Yuan (Buy)	Deutsche Bank AG	233	229	02/03/2012	4
Chinese Yuan (Buy)	Deutsche Bank AG	92	92	02/01/2013	—
Chinese Yuan (Buy)	Deutsche Bank AG	48	48	08/05/2013	—
Chinese Yuan (Buy)	Goldman Sachs International	36	36	02/01/2013	—
Chinese Yuan (Buy)	JP Morgan Chase Bank	612	605	02/13/2012	7
Chinese Yuan (Buy)	JP Morgan Chase Bank	14	14	02/01/2013	—
Chinese Yuan (Buy)	UBS AG	31	31	02/13/2012	—
Chinese Yuan (Sell)	Barclays Capital	783	783	02/13/2012	—
Chinese Yuan (Sell)	Deutsche Bank AG	95	95	02/03/2012	—
Euro Currency (Buy)	JP Morgan Chase Bank, N.A.	18	18	04/16/2012	—
Euro Currency (Sell)	JP Morgan Chase Bank, N.A.	285	280	04/16/2012	(5)
Euro Currency (Sell)	UBS AG	2,311	2,254	04/16/2012	(57)
Hong Kong Dollar (Buy)	UBS AG	61	61	02/16/2012	—
Hungarian Forint (Sell)	Deutsche Bank AG	200	186	05/14/2012	(14)
Indian Rupee (Buy)	JP Morgan Chase Bank	181	199	07/12/2012	(18)
Japanese Yen (Buy)	Deutsche Bank AG	9	9	02/14/2012	—
Japanese Yen (Sell)	Deutsche Bank AG	525	522	02/14/2012	(3)
Japanese Yen (Sell)	Deutsche Bank AG	323	324	10/11/2016	1
Malaysian Ringgit (Buy)	JP Morgan Chase Bank	225	227	04/23/2012	(2)
Mexican Peso (Buy)	Barclays Bank plc	8	7	03/15/2012	1
Mexican Peso (Buy)	JP Morgan Chase Bank, N.A.	65	64	03/15/2012	1
Norwegian Krone (Buy)	Barclays Bank plc	88	89	03/08/2012	(1)
Singapore Dollar (Buy)	JP Morgan Chase Bank, N.A.	1	1	02/10/2012	—
Singapore Dollar (Buy)	UBS AG	1	1	05/15/2012	—
Singapore Dollar (Sell)	UBS AG	1	1	02/10/2012	—
South Korean Won (Buy)	UBS AG	233	233	02/27/2012	—
South Korean Won (Sell)	UBS AG	232	227	02/27/2012	(5)
Swiss Franc (Sell)	Barclays Bank plc	168	167	03/08/2012	(1)
Taiwan Dollar (Buy)	Barclays Capital	192	188	04/09/2012	4

					$(275)

13

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JANUARY 31, 2012

INTEREST RATE SWAPS

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	AUD Bank Bill 6-Month	Pay	4.750%	12/14/2017	AUD$	300	$4
Barclays Bank plc	AUD-BBR-BBSW-Bloomberg 3-Month	Pay	5.500	06/15/2013		1,500	32
UBS AG	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.750	12/15/2017		300	3
Bank of America, N.A.	Brazil Cetip Interbank Deposit	Pay	12.485	01/02/2014	R$	4,100	96
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	12.510	01/02/2014		300	7
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.200	01/02/2014		700	19
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.395	01/02/2014		200	5
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.380	01/02/2014		2,600	2
Deutsche Bank AG	EUR-EONIA-OIS-Compound-Bloomberg	Pay	0.370	03/20/2013		€7,300	1
Deutsche Bank AG	EUR-EONIA-OIS-Compound-Bloomberg	Receive	0.570	03/19/2014		7,300	—
Goldman Sachs Bank USA	EUR-EONIA-OIS-Compound-Bloomberg	Pay	0.350	03/20/2013		3,800	—
Goldman Sachs Bank USA	EUR-EONIA-OIS-Compound-Bloomberg	Receive	0.568	03/19/2014		3,800	—
Deutsche Bank AG	EUR-EURIBOR-Act/360-Bloomberg 3-Month	Receive	0.805	03/20/2013		7,300	—
Deutsche Bank AG	EUR-EURIBOR-Act/360-Bloomberg 3-Month	Pay	0.935	03/19/2014		7,300	2
Goldman Sachs Bank USA	EUR-EURIBOR-Act/360-Bloomberg 3-Month	Receive	0.760	03/20/2013		3,800	—
Goldman Sachs Bank USA	EUR-EURIBOR-Act/360-Bloomberg 3-Month	Pay	0.910	03/19/2014		3,800	—
Barclays Bank plc	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000	03/21/2017		800	27
CEM Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000	09/21/2016		200	4
CEM Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	3.143	12/20/2040		1,300	(13)
BNP Paribas S.A.	British Bankers’ Association LIBOR JPY 6-Month	Receive	2.000	12/21/2041		¥20,000	—
Deutsche Bank AG	British Bankers’ Association LIBOR JPY 6-Month	Receive	1.000	12/21/2018		90,000	(20)
Deutsche Bank AG	British Bankers’ Association LIBOR JPY 6-Month	Receive	2.000	12/21/2041		20,000	(2)
Barclays Bank plc	SEK-STIBOR-Bloomberg 3-Month	Pay	2.500	09/15/2016		SEK 1,300	5
CEM Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.250	12/21/2014		$2,000	(6)
CEM Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500	12/21/2015		2,000	12
CEM Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500	12/21/2016		500	(13)
CEM Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.000	06/15/2018		500	(3)
CEM Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	12/15/2020		400	(17)
CEM Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.500	06/15/2021		3,700	(77)
CEM Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.250	12/21/2021		300	(15)
CEM Group	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	12/15/2040		100	(7)
Deutsche Bank AG	British Bankers’ Association LIBOR USD 3-Month	Pay	1.550	12/17/2014		11,500	18
Deutsche Bank AG	British Bankers’ Association LIBOR USD 3-Month	Receive	3.588	08/26/2041		100	(22)
Goldman Sachs Bank USA	British Bankers’ Association LIBOR USD 3-Month	Receive	0.641	09/19/2012		11,500	(5)
Deutsche Bank AG	Federal Funds Effective Rate US	Receive	1.090	12/17/2014		11,500	(18)
Goldman Sachs Bank USA	Federal Funds Effective Rate US	Pay	0.135	09/19/2012		11,500	1

Interest Rate Swaps							$20

14

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[e] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	iTraxx Europe Senior Financials Series 16 Version 1	Buy	1.000%	12/20/2016	2.210%	$14	$15	€200	$(1)
Bank of America, N.A.	iTraxx Japan Series 16 Version 1	Buy	1.000	12/20/2016	1.605	4	6	¥10,000	(2)
BNP Paribas S.A.	Alcoa Inc. Senior Bond 5.720% due 02/23/2019	Buy	1.000	06/20/2016	2.540	6	3	$100	3
Goldman Sachs International	Carnival Corporation 6.650% due 01/15/2028	Buy	1.000	09/20/2016	1.450	2	1	100	1
Bank of America, N.A.	Caterpillar Inc. Senior Bond 5.700% due 08/15/2016	Buy	1.000	09/20/2016	0.849	(1)	(1)	100	—
Bank of America, N.A.	Dow Jones CDX North America Series 15 - 5Y	Buy	5.000	12/20/2015	4.987	(1)	(4)	98	3
Bank of America, N.A.	Dow Jones CDX North America High Yield Index Series 17 - 5Y	Buy	5.000	12/20/2016	5.669	6	12	294	(6)
Barclays Bank plc	Dow Jones CDX North America High Yield Index Series 17 - 5Y	Buy	5.000	12/20/2016	5.669	22	148	1,078	(126)
BNP Paribas S.A.	Dow Jones CDX North America High Yield Index Series 17 - 5Y	Buy	5.000	12/20/2016	5.669	6	44	294	(38)
CEM Group	Dow Jones CDX North America High Yield Index Series 15 - 5Y	Buy	5.000	12/20/2015	4.973	(3)	18	392	(21)
CEM Group	Dow Jones CDX North America Investment Grade Index Series 15 - 5Y	Buy	1.000	12/20/2015	0.867	(4)	2	600	(6)
CEM Group	Dow Jones CDX North America Investment Grade Index Series 16 - 5Y	Buy	1.000	06/20/2016	0.973	(1)	7	400	(8)
Bank of America, N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Buy	1.000	09/20/2016	1.843	4	2	100	2
Bank of America, N.A.	Kingdom of Sweden 3.125% due 05/07/2014	Buy	0.250	09/20/2021	0.737	8	4	200	4
Bank of America, N.A.	Kohl’S Corporation Senior Bond 6.250% due 12/15/2017	Buy	1.000	06/20/2016	1.603	2	(2)	100	4
Bank of America, N.A.	Limited Brands Inc. Senior Bond 6.900% due 07/15/2017	Buy	1.000	03/20/2017	1.920	4	4	100	—
Deutsche Bank AG	Limited Brands Inc. Senior Bond 6.900% due 07/15/2017	Buy	1.000	03/20/2017	1.920	4	5	100	(1)
Bank of America, N.A.	Macy’s Inc. Senior Bond 7.450% due 07/15/2017	Buy	1.000	03/20/2017	1.165	1	3	200	(2)
Goldman Sachs International	Markit CMBX North America AAA Indices Series 3	Buy	0.080	12/13/2049	0.000	8	14	100	(6)
Goldman Sachs International	Markit CMBX North America AAA Indices Series 4	Buy	0.350	02/17/2051	0.000	8	15	100	(7)
Bank of America, N.A.	Marriott International Inc. Senior Bond 5.810% due 11/10/2015	Buy	1.000	09/20/2016	0.976	—	1	100	(1)
Goldman Sachs International	Marriott International Inc. Senior Bond 5.810% due 11/10/2015	Buy	1.000	09/20/2016	0.976	—	3	100	(3)
Bank of America, N.A.	Nordstrom Inc. Senior Bond 6.950% due 03/15/2028	Buy	1.000	09/20/2016	0.848	(1)	—	100	(1)
JP Morgan Chase Bank, N.A.	People’S Republic of China 4.750% due 10/29/2013	Sell	1.000	12/20/2016	1.333	(1)	(5)	100	4
BNP Paribas S.A.	Ryder System Inc. Senior Bond 6.950% due 12/01/2025	Buy	1.000	09/20/2016	1.096	—	—	100	—
Bank of America, N.A.	Safeway Inc. Senior Bond 7.250% due 02/01/2031	Buy	1.000	12/20/2021	1.451	4	6	100	(2)

15

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[e] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America, N.A.	Target Corporation Senior Bond 5.375% due 05/01/2017	Buy	1.000%	09/20/2016	0.478%	$(3)	$(3)	$100	$—
Bank of America, N.A.	Target Corporation Senior Bond 5.375% due 05/01/2017	Buy	1.000	03/20/2017	0.522	(5)	(4)	200	(1)
JP Morgan Chase Bank, N.A.	Target Corporation Senior Bond 5.375% due 05/01/2017	Buy	1.000	09/20/2016	0.478	(3)	(3)	100	—
Goldman Sachs International	The Home Depot Inc. Senior Bond 5.875% due 12/16/2036	Buy	1.000	12/20/2016	0.499	(3)	(3)	100	—
Bank of America, N.A.	The Kroger Co. Senior Bond 6.150% due 01/15/2020	Buy	1.000	12/20/2016	0.688	(2)	(1)	100	(1)
Barclays Bank plc	The Williams Companies Inc. Senior Bond 7.500% due 01/15/2031	Buy	1.000	09/20/2016	1.553	2	2	100	—
Bank of America, N.A.	Wal-Mart Stores Inc. Senior Bond 5.875% due 04/05/2027	Buy	1.000	06/20/2021	0.728	(2)	(2)	100	—
Bank of America, N.A.	Wells Fargo & Company Senior Bond 0.753% due 10/28/2015	Buy	1.000	12/20/2016	1.109	1	5	200	(4)
Deutsche Bank AG	Wells Fargo & Company Senior Bond 0.753% due 10/28/2015	Buy	1.000	09/20/2016	1.076	—	1	100	(1)
Deutsche Bank AG	Wells Fargo & Company Senior Bond 0.753% due 10/28/2015	Buy	1.000	12/20/2016	1.109	1	5	200	(4)

Credit Default Swaps									$(221)

Total Swaps									$(201)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2012

Description	Number of Shares/Contracts	Strike Price/Rate	Expiration Date	Value (000s)
Credit Default Option 5 year (Call)	(300,000)	1.00%	06/20/2012	$(1)
Credit Default Option 5 year (Call)	(400,000)	1.00	12/19/2012	(2)
Credit Default Option 5 year (Put)	(1,000,000)	2.20	03/21/2012	—
Credit Default Option 5 year (Put)	(300,000)	2.00	06/20/2012	(3)
Credit Default Option 5 year (Put)	(400,000)	2.00	12/19/2012	(2)
Interest Rate Swap Option 10 year (Call)	(200,000)	2.20	04/10/2012	(2)
Interest Rate Swap Option 10 year (Call)	(200,000)	3.00	03/11/2013	(15)
Interest Rate Swap Option 10 year (Call)	(100,000)	3.00	03/11/2013	(8)
Interest Rate Swap Option 5 year (Put)	(1,400,000)	2.00	09/24/2012	(2)
Interest Rate Swap Option 5 year (Put)	(400,000)	2.80	11/05/2012	(1)

Written options outstanding, at value (premiums received of $43)				$(36)

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2012

Par Value (000s)	Security	Value (000s)
$(4,000)	Federal National Mortgage Association TBA[10]	$(4,253)
(2,400)	U.S. Treasury Notes	(2,623)

	Investments Sold Short, at value (proceeds $6,831)	$(6,876)

16

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$1,697	$—	$1,697
Bank Loan Obligations	—	1,189	—	1,189
Collateralized Mortgage Obligations	—	1,652	—	1,652
Convertible Bonds	—	676	—	676
Convertible Preferred Stocks	—	5	—	5
Corporate Bond & Notes	—	4,251	—	4,251
Foreign Government Obligations	—	2,924	—	2,924
Mortgage Pass-Through	—	6,770	—	6,770
Municipal Bonds	—	647	—	647
Purchased Options	—	39	24	63
U.S. Government Agencies	—	101	—	101
U.S. Government Obligations	—	12,958	—	12,958
Short-Term Investments
U.S. Treasury Bills	—	378	—	378

Total Investments in Securities	$—	$33,287	$24	$33,311

Liability Category
Fixed Income Investments Sold Short	$—	$(6,876)	$—	$(6,876)

Investments in Other Financial Instruments
Forward Currency Contracts	—	(275)	—	(275)
Futures Contracts	(73)	—	—	(73)
Options-Written	—	(36)	—	(36)
Swap Agreements	—	(201)	—	(201)

Total Investments in Other Financial Instruments	$(73)	$(512)	$—	$(585)

Total Investments	$(73)	$25,899	$24	$25,850

The following is a reconciliation of the Fund’s Level 3 investments during the period ended January 31, 2012.

Valuation Description	Beginning Balance at 11/01/2011 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Ending Balance as of 01/31/2012 [w] (000s)
Purchased Options	$23	$—	$—	$—	$—	$1	$—	$24

There were no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$21	$(250)
Foreign Exchange Contracts	31	(296)
Interest Rate Contracts	303	(331)

Total	$355	$(877)

17

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Step coupon security.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2012.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2012, these securities were valued at $2,406 or 9% of net assets.

4	Variable rate security. The stated rate represents the rate in effect at January 31, 2012.

5	MTN after the name of a security stands for Medium Term Note.

6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

7	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	At January 31, 2012, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $4,869 or 18% of net assets.

9	The maturity date represents the date by which the conversion must take effect at discretion of the holder.

10	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2012. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

i	Rounds to less than $1,000.

w	The net unrealized appreciation/(depreciation) as of January 31, 2012 per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 01/31/2012
Purchased Options	$—	[i]

z	Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from actively traded securities with similar terms, which is a Level 3 input.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

SEK	Swedish Krona.

The accompanying notes are an integral part of the Portfolio of Investments.

18

Harbor Flexible Capital Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investment positions of 5.5%)

COMMON STOCKS—88.4%
Shares		Value (000s)

AEROSPACE & DEFENSE—1.9%
2,858	TransDigm Group Inc. (US)*	$299

AUTOMOBILES—0.6%
3,331	Tesla Motors Inc. (US)*	97

CAPITAL MARKETS—2.7%
21,443	Charles Schwab Corp. (US)	250
3,748	Greenhill & Co. Inc. (US)	174

		424

CHEMICALS—3.4%
5,748	Celanese Corp. (US)	280
5,868	LyondellBasell Industries NV (US)	253

		533

COMMERCIAL BANKS—5.7%
8,596	First Horizon National Corporation (US)	75
15,178	Standard Chartered plc (UK)	367
15,890	U.S. Bancorp. (US)	448

		890

COMPUTERS & PERIPHERALS—5.9%
2,027	Apple Inc. (US)*	$925

CONSUMER FINANCE—2.8%
9,553	Capital One Financial Corporation (US)	437

ELECTRICAL EQUIPMENT—3.6%
19,512	Sensata Technologies Holding NV (US)*	562

ENERGY EQUIPMENT & SERVICES—2.0%
8,479	Halliburton Co. (US)	312

FOOD PRODUCTS—4.2%
8,429	McCormick & Co. Inc. (US)	426
3,076	Mead Johnson Nutrition Company (US)	228

		654

HEALTH CARE PROVIDERS & SERVICES—1.5%
14,200	Odontoprev SA (BR)	237

HOTELS, RESTAURANTS & LEISURE—2.6%
6,117	Carnival Corp. (US)	185
4,353	Home Inns & Hotels Management Inc. ADR (CHN)[1]*	128
2,295	Vail Resorts Inc. (US)	100

		413

INDUSTRIAL CONGLOMERATES—2.2%
6,800	Jardine Matheson Holdings Ltd. (SGP)	352

INSURANCE—4.9%
97,200	AIA Group Ltd. (HK)	325
22,095	Progressive Corp. (US)	448

		773

INTERNET SOFTWARE & SERVICES—5.2%
2,142	Baidu Inc. ADR (CHN)[1]*	273
10,181	Bankrate Inc. (US)*	238
423	Google Inc. (US)*	245
3,070	Youku.com Inc. ADR (CHN)[1]*	66

		822

IT SERVICES—4.2%
7,661	Accenture plc (IE)	439
2,215	VISA Inc. (US)	223

		662

MEDIA—9.4%
39,091	British Sky Broadcasting Group plc (UK)	426
5,218	Liberty Global Inc. (US)*	239
9,797	Time Warner Inc. (US)	363
9,677	Viacom Inc. (US)	455

		1,483

OIL, GAS & CONSUMABLE FUELS—5.1%
1,093	Concho Resources Inc. (US)*	117
8,134	El Paso Corp. (US)	219
11,350	Targa Resources Corp. (US)	470

		806

PHARMACEUTICALS—3.1%
5,093	Abbott Laboratories (US)	276
2,479	Allergan Inc. (US)	218

		494

PROFESSIONAL SERVICES—1.9%
10,042	Nielsen Holdings NV (NET)*	291

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
50,000	Hang Lung Properties Ltd. (HK)	172

19

Harbor Flexible Capital Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—2.2%
10,911	SolarWinds Inc. (US)*	$345

SPECIALTY RETAIL—5.7%
1,099	AutoZone Inc. (US)*	382
7,450	TJX Cos. Inc. (US)	508

		890

TEXTILES, APPAREL & LUXURY GOODS—5.5%
5,458	Adidas AG (GER)	394
3,087	Deckers Outdoor Corp. (US)*	250
2,766	PVH Corp. (US)	214

		858

TRANSPORTATION INFRASTRUCTURE—1.0%
10,795	Wesco Aircraft Holdings Inc. (US)*	151

TOTAL COMMON STOCKS (Cost $12,547)		13,882

CORPORATE BONDS & NOTES—4.8%
Principal Amount (000s)
AEROSPACE & DEFENSE—0.8%
$115,000	TransDigm Inc. (US) 7.750%—12/15/2018	126

DIVERSIFIED CONSUMER SERVICES—0.8%
120,000	ARAMARK Corporation (US) 8.500%—02/01/2015	124

HOTELS, RESTAURANTS & LEISURE—1.5%
216,000	The Wendy’s Company (US) 10.000%—07/15/2016	238

MEDIA—0.3%
39,000	Nielsen Finance LLC (US) 7.750%—10/15/2018	44

WIRELESS TELECOMMUNICATION SERVICES—1.4%
$199,000	Crown Castle International Corp. (US) 7.125%—11/01/2019	$217

TOTAL CORPORATE BONDS & NOTES (Cost $715)		749

PREFERRED STOCKS—1.3%
Shares
COMMERCIAL BANKS—1.3%
1,051	Fifth Third Capital Trust VI (US) 7.250%—11/15/2012[2,3]	27
6,847	First Niagara Financial Group Inc. (US) 8.625%—03/02/2012[2,3]	184

TOTAL PREFERRED STOCKS (Cost $197)		211

SHORT-TERM INVESTMENTS—4.2%
(Cost $653)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$653	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $667)	653

TOTAL INVESTMENTS—98.7% (Cost $14,112)		15,495

CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		207

TOTAL NET ASSETS—100.0%		$15,702

20

Harbor Flexible Capital Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Aerospace & Defense	$299	$—	$—	$299
Automobiles	97	—	—	97
Capital Markets	424	—	—	424
Chemicals	533	—	—	533
Commercial Banks	523	367	—	890
Computers & Peripherals	925	—	—	925
Consumer Finance	437	—	—	437
Electrical Equipment	562	—	—	562
Energy Equipment & Services	312	—	—	312
Food Products	654	—	—	654
Health Care Providers & Services	237	—	—	237
Hotels, Restaurants & Leisure	413		—	413
Industrial Conglomerates	—	352	—	352
Insurance	448	325	—	773
Internet Software & Services	822	—	—	822
IT Services	662	—	—	662
Media	1,057	426	—	1,483
Oil, Gas & Consumable Fuels	806	—	—	806
Pharmaceuticals	494		—	494
Professional Services	291	—	—	291
Real Estate Management & Development	—	172	—	172
Software	345	—	—	345
Specialty Retail	890	—	—	890
Textiles, Apparel & Luxury Goods	464	394	—	858
Transportation Infrastructure	151	—	—	151
Corporate Bonds & Notes
Aerospace & Defense	—	126	—	126
Diversified Consumer Services	—	124	—	124
Hotels, Restaurants & Leisure	—	238	—	238
Media	—	44	—	44
Wireless Telecommunication Services	—	217	—	217
Preferred Stocks
Commercial Banks	27	184	—	211
Short-Term Investments
Repurchase Agreements	—	653	—	653

Total Investments in Securities	$11,873	$3,622	$—	$15,495

There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2012.

3	The maturity date represents the next callable date.

BR	Brazil.

CHN	China.

GER	Germany.

HK	Hong Kong.

IE	Ireland.

NET	Netherlands.

SGP	Singapore.

UK	United Kingdom.

US	United States.

The accompanying notes are an integral part of the Portfolio of Investments.

21

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2012

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund and Harbor Flexible Capital Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service “IRS”; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts and options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible preferred securities other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

22

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

23

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund invested in mortgage- or other asset-backed securities. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, each Fund (except Harbor Flexible Capital Fund) invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

24

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Forward Commitments and When-Issued Securities

During the period, Harbor Unconstrained Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if the subadviser deems it appropriate to do so. Each Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally take place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, such Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian, or set aside on a Fund’s records, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

25

f

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Short Sales

During the period, Harbor Unconstrained Bond Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account or set aside or restricted in the subadviser’s records relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund used futures contracts to gain exposure to the fixed income or commodity asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values or commodity prices. Additionally during the period, Harbor Flexible Capital Fund purchased option contracts to manage its exposure to the equity markets. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the

26

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the fair value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement with the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings and the amount of interest income earned.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund used credit default swap agreements as a seller to gain credit exposure to an

27

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2012 for Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund is $8,800 and $100, respectively.

Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, Harbor Commodity Real Return Strategy Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.

Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, Harbor Commodity Real Return Strategy Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price, and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.

Foreign Forward Currency Contracts

A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund used foreign forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The foreign forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the

28

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with foreign forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Basis for Consolidation for the Harbor Commodity Real Return Strategy Fund

Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for Harbor Commodity Real Return Strategy Fund in order to gain exposure to certain asset classes consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, Harbor Commodity Real Return Strategy Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of January 31, 2012, the Subsidiary represented approximately $60,119 or approximately 19% of the net assets of Harbor Commodity Real Return Strategy Fund.

Treatment of Income from Offshore Subsidiary for Harbor Commodity Real Return Strategy Fund

Direct investment by a mutual fund in certain commodity-linked securities and derivative instruments is limited under Subchapter M of the Internal Revenue Code by the requirement that a mutual fund receive no more than ten percent (10%) of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company. The Harbor Commodity Real Return Strategy Fund seeks to gain exposure indirectly to commodity markets by investing in the Subsidiary, which may invest without limitation in commodity-linked securities and derivative instruments. The IRS has issued private letter rulings to other taxpayers concluding that income produced by certain types of commodity-linked notes or a fund’s investment in a controlled foreign corporation (such as the Subsidiary) will constitute qualifying income. The tax treatment of commodity-related derivative instruments may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the

29

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Harbor Commodity Real Return Strategy Fund’s taxable income and distributions. In late July 2011, the IRS indicated that the granting of private letter rulings is currently suspended. As a result, the Fund is unable to obtain a private letter ruling with respect to its investments or structure, although, based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to continue to treat its income from commodity-linked securities and the Subsidiary as qualifying income. If the IRS should make an adverse determination relating to the treatment of such income, the Fund would likely need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a regulated investment company, which could adversely affect the Fund.

New Accounting Pronouncements

Repurchase Agreements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03, A Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). Specifically, ASU 2011-03 refers to accounting treatment for repurchase agreements that obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of the transferred assets and, as a result, certain repurchase agreements may now be required to be accounted for as secured borrowings. ASU 2011-03 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement amounts and disclosures, if any.

Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. ASU 2011-04 will require additional disclosures and detail about the circumstances surrounding transfers between securities classified as Level 1 and Level 2 and all securities classified as Level 3. ASU 2011-04 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2012 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund	$422,687	$10,479	$(3,254)	$7,225
Harbor Unconstrained Bond Fund	32,821	977	(487)	490
Harbor Flexible Capital Fund*	14,112	1,592	(209)	1,383

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

30

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

03/2012	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.SM.0112

Quarterly Schedule of Portfolio Holdings

January 31, 2012

Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX

Harbor Emerging Markets Debt Fund	HAEDX	HREDX	—

Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX

Harbor Bond Fund	HABDX	HRBDX	—

Harbor Real Return Fund	HARRX	HRRRX	—

Harbor Money Market Fund	HARXX	HRMXX	—

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 3.7%)

CONVERTIBLE BONDS—90.1%
Principal Amount (000s)		Value (000s)

AUTO COMPONENTS—1.5%
	Meritor Inc.
$1,400	4.625%—03/01/2026[1]	$1,192

BEVERAGES—1.0%
	Molson Coors Brewing Company
750	2.500%—07/30/2013	796

BIOTECHNOLOGY—3.2%
	Amgen Inc.
750	0.375%—02/01/2013	777

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

BIOTECHNOLOGY—Continued
	Gilead Sciences Inc.
$1,500	1.000%—05/01/2014	$1,821

		2,598

BUILDING PRODUCTS—2.7%
	Lennar Corporation
2,000	2.000%—12/01/2020[2]	2,128

COMMERCIAL SERVICES & SUPPLIES—1.0%
	Covanta Holding Corporation
750	3.250%—06/01/2014	811

COMMUNICATIONS EQUIPMENT—1.3%
	Arris Group Inc.
1,000	2.000%—11/15/2026	1,039

CONSUMER FINANCE—1.2%
	Euronet Worldwide Inc.
1,000	3.500%—10/15/2025	1,000

CONTAINERS & PACKAGING—2.4%
	Owens-Brockway Glass Container Inc.
1,980	3.000%—06/01/2015[2]	1,950

DIVERSIFIED FINANCIAL SERVICES—1.7%
	Affiliated Managers Group Inc.
1,250	3.950%—08/15/2038	1,373

DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
	Alaska Communications Systems Group Inc.
150	6.250%—05/01/2018[2]	104
	Equinix Inc.
1,000	2.500%—04/15/2012	1,110
	TW Telecom Inc.
350	2.375%—04/01/2026	416

		1,630

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.8%
	General Cable Corporation
1,500	0.875%—11/15/2013	1,451

ENERGY EQUIPMENT & SERVICES—6.7%
	Bristow Group Inc.
2,000	3.000%—06/15/2038	2,102
	Exterran Energy Corp.
1,350	4.750%—01/15/2014	1,272
	Exterran Holdings Inc.
500	4.250%—06/15/2014	468
	Hornbeck Offshore Services Inc.
1,500	1.625%—11/15/2026[1]	1,538

		5,380

FOOD PRODUCTS—1.0%
	Archer-Daniels-Midland Company
750	0.875%—02/15/2014	761

HEALTH CARE EQUIPMENT & SUPPLIES—4.9%
	Alere Inc.
750	3.000%—05/15/2016	717
	Hologic Inc.
1,500	2.000%—12/15/2037[1]	1,472
	Medtronic Inc.
750	1.625%—04/15/2013	764
	NuVasive Inc.
1,200	2.750%—07/01/2017	1,013

		3,966

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

HEALTH CARE PROVIDERS & SERVICES—4.4%
	Health Care REIT Inc.
$1,000	3.000%—12/01/2029	$1,185
	LifePoint Hospitals Inc.
1,500	3.500%—05/15/2014	1,590
	Omnicare Inc.
800	3.250%—12/15/2035	766

		3,541

HOTELS, RESTAURANTS & LEISURE—4.9%
	Gaylord Entertainment Company
1,100	3.750%—10/01/2014[2]	1,342
	Host Hotels & Resorts LP
1,000	2.625%—04/15/2027[2]	1,008
250	3.250%—04/15/2024[2]	284

		1,292

	MGM Resorts International
1,250	4.250%—04/15/2015	1,325

		3,959

HOUSEHOLD DURABLES—0.7%
	Griffon Corporation
550	4.000%—01/15/2017[2]	537

INTERNET SOFTWARE & SERVICES—1.4%
	WebMD Health Corp.
500	2.250%—03/31/2016[2]	467
750	2.500%—01/31/2018[2]	652

		1,119

LIFE SCIENCES TOOLS & SERVICES—4.8%
	Charles River Laboratories International Inc.
1,500	2.250%—06/15/2013	1,494
	Illumina Inc.
1,350	0.250%—03/15/2016[2]	1,298
	Integra LifeSciences Holdings Corporation
1,075	1.625%—12/15/2016[2]	929
125	2.375%—06/01/2012[2]	124

		1,053

		3,845

MACHINERY—3.2%
	Greenbrier Cos Inc.
550	3.500%—04/01/2018[2]	528
	Trinity Industries Inc.
2,000	3.875%—06/01/2036	2,018

		2,546

MEDIA—7.0%
	Central European Media Enterprises Ltd.
1,500	5.000%—11/15/2015	1,013
	Inmarsat plc
1,300	1.750%—11/16/2017	1,498
	Liberty Media LLC
1,000	3.125%—03/30/2023	1,172
	The Interpublic Group of Companies Inc.
1,500	4.250%—03/15/2023	1,515
	XM Satellite Radio Inc.
300	7.000%—12/01/2014[2]	421

		5,619

METALS & MINING—2.0%
	Patriot Coal Corporation
$1,750	3.250%—05/31/2013	$1,643

OIL, GAS & CONSUMABLE FUELS—8.3%
	Bill Barrett Corporation
750	5.000%—03/15/2028	754
	Chesapeake Energy Corp.
1,750	2.500%—05/15/2037	1,538
	Goodrich Petroleum Corporation
1,500	5.000%—10/01/2029	1,410
	Helix Energy Solutions Group Inc.
1,000	3.250%—12/15/2025	1,009
	Hercules Offshore Inc.
1,500	3.375%—06/01/2038[1]	1,412
	PetroBakken Energy Ltd.
500	3.125%—02/08/2016	497

		6,620

PAPER & FOREST PRODUCTS—0.2%
	Rayonier TRS Holdings Inc.
100	3.750%—10/15/2012	128

PHARMACEUTICALS—1.0%
	Teva Pharmaceutical Finance LLC
700	0.250%—02/01/2026	772

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.2%
	Boston Properties LP
350	3.625%—02/15/2014[2]	386
	ProLogis LP
1,250	3.250%—03/15/2015	1,375

		1,761

ROAD & RAIL—1.4%
	Avis Budget Group Inc.
1,000	3.500%—10/01/2014	1,159

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.6%
	Advanced Micro Devices Inc.
1,600	6.000%—05/01/2015	1,634
	Linear Technology Corporation
1,000	3.000%—05/01/2027	1,070
	Micron Technology Inc.
1,500	1.875%—06/01/2014	1,481
	SanDisk Corp.
1,100	1.000%—05/15/2013	1,099

		5,284

SPECIALTY RETAIL—3.5%
	Group 1 Automotive Inc.
1,500	2.250%—06/15/2036[1]	1,611
	RadioShack Corporation
1,250	2.500%—08/01/2013[2]	1,178

		2,789

TEXTILES, APPAREL & LUXURY GOODS—2.3%
	Iconix Brand Group Inc.
500	1.875%—06/30/2012	499
1,350	2.500%—06/01/2016[2]	1,336

		1,835

WIRELESS TELECOMMUNICATION SERVICES—3.8%
	Leap Wireless International Inc.
2,050	4.500%—07/15/2014	1,875

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

WIRELESS TELECOMMUNICATION SERVICES—Continued
	SBA Communications Corporation
$1,000	1.875%—05/01/2013	$1,189

		3,064

TOTAL CONVERTIBLE BONDS (Cost $72,654)		72,296

CONVERTIBLE PREFERRED STOCKS—1.6%
Shares
COMMUNICATIONS EQUIPMENT—1.6%
	Lucent Technologies Capital Trust I
1,790	7.750%—03/15/2017[3]	1,241

WIRELESS TELECOMMUNICATION SERVICES—0.0%
	Crown Castle International Corp.
400	6.250%—08/15/2012[4]	26

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,791)		1,267

CORPORATE BONDS & NOTES—4.6%
Principal Amount (000s)
COMMERCIAL SERVICES & SUPPLIES—0.1%
	Iron Mountain Inc.
$100	8.375%—08/15/2021	110

COMMUNICATIONS EQUIPMENT—1.2%
	Avaya Inc.
970	9.750%—11/01/2015	934

DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
	Frontier Communications Corporation
50	7.875%—04/15/2015	52
500	8.500%—04/15/2020	497

		549

HEALTH CARE PROVIDERS & SERVICES—0.7%
	DaVita Inc.
$ 500	6.625%—11/01/2020	$534

HOUSEHOLD PRODUCTS—0.7%
	Sealy Mattress Co.
600	8.250%—06/15/2014	564

MEDIA—0.3%
	Mediacom LLC
250	7.250%—02/15/2022[2]	250

OIL, GAS & CONSUMABLE FUELS—0.2%
	AmeriGas Finance LLC
200	6.750%—05/20/2020	200

TEXTILES, APPAREL & LUXURY GOODS—0.7%
	Hanesbrands Inc.
550	6.375%—12/15/2020	576

TOTAL CORPORATE BONDS & NOTES (Cost $3,757)		3,717

SHORT-TERM INVESTMENTS—3.1%
(Cost $2,463)
REPURCHASE AGREEMENTS
2,463	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $2,513)	2,463

TOTAL INVESTMENTS—99.4% (Cost $80,665)		79,743

CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		464

TOTAL NET ASSETS—100.0%		$80,207

FAIR VALUE MEASUREMENTS

Holdings in Communications Equipment category valued at $1,241 are classified as Level 1. All other holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Step coupon security.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2012, these securities were valued at $14,922 or 19% of net assets.

3	The maturity date represents the next callable date.

4	The maturity date represents the date by which the conversion must take effect at discretion of the holder.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Total Investments by Country (% of net assets)

(Excludes net cash, short-term investments, and forward positions of 11.2%)

ARGENTINA—3.8%
Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—1.3%
		Capex SA
	$103	10.000%—03/10/2018[1]	$86

	FOREIGN GOVERNMENT OBLIGATIONS—2.5%
		Argentine Republic Government International Bond
	33	2.500%—12/31/2038[2]	13
ARD$	52	5.830%—12/31/2033[3,4]	15
	€61	7.820%—12/31/2033[3]	53
	58	7.820%—12/31/2033	51
	$34	8.280%—12/31/2033	27

			159

		Argentine Republic Government International GDP-Linked Bond[5]
	€81	0.000%—12/15/2035[3]	13

			172

	TOTAL ARGENTINA (Cost $276)		258

BRAZIL—9.4%
	CORPORATE BONDS & NOTES—2.9%
		BR Malls International Finance Ltd.
	$70	8.500%—01/21/2016[6]	72

	CORPORATE BONDS & NOTES—Continued
		General Shopping Finance Ltd.
	$48	10.000%—11/09/2015[1,6]	$48
		Mirabela Nickel Ltd.
	50	8.750%—04/15/2018[1]	44
		Petrobras International Finance Company
	23	5.375%—01/27/2021	24
		Vale Overseas Ltd.
	10	4.625%—09/15/2020	11

			199

	CREDIT-LINKED NOTES—4.6%
		Brazil Notas do Tesouro Nacional Série F
R$	600	10.000%—01/01/2021	318

	FOREIGN GOVERNMENT OBLIGATIONS—1.9%
		Brazilian Government International Bond
	$10	8.875%—10/14/2019	14
		European Bank for Reconstruction & Development MTN[7]
R$	200	9.000%—04/28/2014	118

			132

	TOTAL BRAZIL (Cost $699)		649

CHINA—1.4%
	(Cost $101)
	CORPORATE BONDS & NOTES—1.4%
		Kaisa Group Holdings Ltd.
	$100	13.500%—04/28/2015	94

COLOMBIA—7.3%
	CORPORATE BONDS & NOTES—1.2%
		BanColombia SA
	30	6.125%—07/26/2020	31
		Ecopetrol SA
	30	7.625%—07/23/2019	36
		Empresa de Energia de Bogota SA
	15	6.125%—11/10/2021[1]	15

			82

	CREDIT-LINKED NOTES—1.5%
		Colombian TES
COL$	150,000	11.000%—07/24/2020	102

	FOREIGN GOVERNMENT OBLIGATIONS—4.6%
		Colombia Government International Bond
	57,000	7.750%—04/14/2021	38
	$81	8.125%—05/21/2024	114
COL$	133,000	12.000%—10/22/2015	93

			245

		Republic of Colombia
	91,000	9.850%—06/28/2027	73

			318

	TOTAL COLOMBIA (Cost $485)		502

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

EL SALVADOR—0.3%
	(Cost $21)
Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—0.3%
		El Salvador Government International Bond
	$20	7.650%—06/15/2035	$21

HONG KONG—0.7%
	(Cost $50)
	CORPORATE BONDS & NOTES—0.7%
		Hutchison Whampoa International 10 Ltd.
	50	6.000%—10/28/2015[3,6]	50

HUNGARY—1.6%
	FOREIGN GOVERNMENT OBLIGATIONS—1.6%
		Hungary Government Bond
HUD$	7,160	6.750%—02/12/2013-11/24/2017	30
	4,280	7.500%—10/24/2013-11/12/2020	19
	8,600	8.000%—02/12/2015	37

			86

		Hungary Government International Bond
	€3	3.500%—07/18/2016	3
	6	4.375%—07/04/2017	7
	4	4.500%—01/29/2014	5
	$2	4.750%—02/03/2015	2
	£2	5.000%—03/30/2016	3
	1	5.500%—05/06/2014	1

			21

	TOTAL HUNGARY (Cost $115)		107

INDONESIA—6.3%
	CORPORATE BONDS & NOTES—1.6%
		Bumi Investment Pte Ltd. MTN[7]
	$100	10.750%—10/06/2017	107

	CREDIT-LINKED NOTES—3.8%
		Indonesia Treasury Bond
IDR$	1,900,000	8.250%—07/27/2021	259

	FOREIGN GOVERNMENT OBLIGATIONS—0.9%
		European Bank for Reconstruction & Development MTN[7]
	500,000	7.200%—06/08/2016	60

	TOTAL INDONESIA (Cost $405)		426

KAZAKHSTAN—1.7%
	CORPORATE BONDS & NOTES—0.1%
		BTA Bank JSC
	$46	10.750%—07/01/2018*	8

	FOREIGN GOVERNMENT OBLIGATIONS—1.6%
		KazMunayGas National Co.
	100	7.000%—05/05/2020	110

	TOTAL KAZAKHSTAN (Cost $150)		118

MALAYSIA—7.9%

Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—7.9%
		Malaysia Government Bond
MYR$	30	3.741%—02/27/2015	$10
	20	3.835%—08/12/2015	7
	60	4.012%—09/15/2017	20
	1,030	4.262%—09/15/2016	354
	40	5.094%—04/30/2014	14

			405

		Petronas Capital Ltd.
	$100	7.875%—05/22/2022	136

	TOTAL MALAYSIA (Cost $535)		541

MEXICO—12.5%
	CORPORATE BONDS & NOTES—2.2%
		Axtel SAB de CV
	30	7.625%—02/01/2017[1]	23
		Cemex SAB de CV
	100	9.000%—01/11/2018	86
		Grupo Televisa SAB
	30	8.500%—03/11/2032	39

			148

	FOREIGN GOVERNMENT OBLIGATIONS—10.3%
		Mexican Bonos
MEX$	4,030	6.500%—06/10/2021	324
	120	7.750%—12/14/2017-05/29/2031	10
	2,125	8.000%—06/11/2020	189
	525	8.500%—11/18/2038	46

			569

		Mexican Udibonos
	346	2.500%—12/10/20204	27
		Mexico Government International Bond
	$30	5.750%—10/12/2110	32
		Mexico Government International Bond MTN[7]
	20	3.625%—03/15/2022	20
	15	6.750%—09/27/2034	20
	27	8.300%—08/15/2031	40

			80

		Petroleos Mexicanos
MEX$	30	7.650%—11/24/2021[1]	2

			710

	TOTAL MEXICO (Cost $844)		858

PANAMA—1.4%
	FOREIGN GOVERNMENT OBLIGATIONS—1.4%
		Panama Government International Bond
	$50	9.375%—04/01/2029	80
		Republic of Panama
	8	6.700%—01/26/2036	10
	2	8.875%—09/30/2027	3

			13

	TOTAL PANAMA (Cost $86)		93

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

PERU—2.5%

Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—2.2%
		Banco de Credito del Peru
	$10	5.375%—09/16/2020	$10
		Southern Copper Corporation
	98	6.750%—04/16/2040	103
		Volcan Cia Minera SAA
	40	5.375%—02/02/2022[1]	40

			153

	FOREIGN GOVERNMENT OBLIGATIONS—0.3%
		Peruvian Government International Bond
	15	8.750%—11/21/2033	23

	TOTAL PERU (Cost $166)		176

PHILIPPINES—0.9%
	(Cost $58)
	FOREIGN GOVERNMENT OBLIGATIONS—0.9%
		Philippine Government International Bond
	40	9.500%—02/02/2030	63

POLAND—5.4%
	FOREIGN GOVERNMENT OBLIGATIONS—5.4%
		Poland Government Bond
PLN$	250	0.000%—01/25/2013[8]	74
	185	3.000%—08/24/2016[4]	59
	320	5.500%—04/25/2015	101
	80	5.750%—10/25/2021-09/23/2022	25

			259

		Poland Government International Bond
	$23	5.000%—03/23/2022	23
	6	5.125%—04/21/2021	6
	75	6.375%—07/15/2019	85

			114

	TOTAL POLAND (Cost $388)		373

QATAR—0.3%
	(Cost $24)
	FOREIGN GOVERNMENT OBLIGATIONS—0.3%
		Qatar Government International Bond
	15	9.750%—06/15/2030	23

RUSSIA—2.9%
	FOREIGN GOVERNMENT OBLIGATIONS—2.9%
		Russian Foreign Bond—Eurobond
	132	7.500%—03/31/2030[2]	157
	2	11.000%—07/24/2018	3
	24	12.750%—06/24/2028	42

	TOTAL RUSSIA (Cost $200)		202

SOUTH AFRICA—8.2%

Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—8.2%
		South Africa Government Bond
ZAR$	1,130	6.750%—03/31/2021	$135
	240	7.000%—02/28/2031	26
	50	7.250%—01/15/2020	6
	1,850	8.000%—12/21/2018	243
	260	10.500%—12/21/2026	40

			450

		South Africa Government International Bond
	$100	5.500%—03/09/2020	111

	TOTAL SOUTH AFRICA (Cost $585)		561

THAILAND—2.6%
	FOREIGN GOVERNMENT OBLIGATIONS—2.6%
		Thailand Government Bond
THD$	101	1.200%—07/14/2021[4]	3
	120	2.800%—10/10/2017	4
	4,770	3.125%—12/11/2015	155
	10	3.625%—05/22/2015	—
	320	4.250%—03/13/2013	11
	230	5.250%—05/12/2014	8

	TOTAL THAILAND (Cost $183)		181

TURKEY—7.5%
	CORPORATE BONDS & NOTES—1.2%
		Yuksel Insaat AS
	$100	9.500%—11/10/2015	81

	FOREIGN GOVERNMENT OBLIGATIONS—6.3%
		Turkey Government Bond
TRD$	655	0.000%—11/07/2012-07/17/2013[8]	338
	40	9.000%—01/27/2016	22

			360

		Turkey Government International Bond
	$71	6.875%—03/17/2036	74

			434

	TOTAL TURKEY (Cost $552)		515

UKRAINE—1.3%
	(Cost $105)
	FOREIGN GOVERNMENT OBLIGATIONS—1.3%
		Ukreximbank Via Biz Finance plc
	100	8.375%—04/27/2015	90

URUGUAY—0.7%
	FOREIGN GOVERNMENT OBLIGATIONS—0.7%
		Uruguay Government International Bond
	2	7.625%—03/21/2036	3
	35	8.000%—11/18/2022	48

	TOTAL URUGUAY (Cost $48)		51

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

VENEZUELA—2.2%

Principal Amount (000s)		Value (000s)

FOREIGN GOVERNMENT OBLIGATIONS—2.2%
	Petroleos de Venezuela SA
$161	4.900%—10/28/2014	$136
2	5.000%—10/28/2015	1
18	8.500%—11/02/2017	14

		151

	Venezuela Government International Bond
3	12.750%—08/23/2022	3

TOTAL VENEZUELA (Cost $142)		154

SHORT-TERM INVESTMENTS—9.6%
(Cost $661)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$661	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $678)	$661

TOTAL INVESTMENTS—98.4% (Cost $6,879)		6,767

CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		110

TOTAL NET ASSETS—100.0%		$6,877

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2012

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	$243	$227	02/02/2012	$16
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	241	239	03/02/2012	2
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	243	241	02/02/2012	(2)
British Pound Sterling (Sell)	Morgan Stanley and Co. Inc.	5	5	02/29/2012	—
Chinese Yuan (Buy)	Morgan Stanley and Co. Inc.	54	54	05/16/2012	—
Chinese Yuan (Sell)	Morgan Stanley and Co. Inc.	54	54	05/16/2012	—
Euro Currency (Sell)	Morgan Stanley and Co. Inc.	122	120	02/29/2012	(2)
Philippine Peso (Buy)	Morgan Stanley and Co. Inc.	16	16	02/21/2012	—
Russian Ruble (Buy)	Morgan Stanley and Co. Inc.	281	274	03/02/2012	7

					$21

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Corporate Bonds & Notes
Argentina	$—	$86	$—	$86
Brazil	—	199	—	199
China	—	94	—	94
Colombia	—	82	—	82
Hong Kong	—	50	—	50
Indonesia	—	107	—	107
Kazakhstan	—	8	—	8
Mexico	—	148	—	148
Peru	—	153	—	153
Turkey	—	81	—	81
Credit-Linked Notes
Brazil	—	318	—	318
Colombia	—	102	—	102
Indonesia	—	259	—	259
Foreign Government Obligations
Argentina	—	172	—	172
Brazil	—	132	—	132
Colombia	—	318	—	318
El Salvador	—	21	—	21
Hungary	—	107	—	107
Indonesia	—	60	—	60
Kazakhstan	—	110	—	110
Malaysia	—	541	—	541
Mexico	—	710	—	710
Panama	—	93	—	93
Peru	—	23	—	23
Philippines	—	63	—	63
Poland	—	373	—	373
Qatar	—	23	—	23
Russia	—	202	—	202
South Africa	—	561	—	561
Thailand	—	181	—	181
Turkey	—	434	—	434
Ukraine	—	90	—	90
Uruguay	—	51	—	51
Venezuela	—	154	—	154
Short-Term Investments
Repurchase Agreements	—	661	—	661

	$—	$6,767	$—	$6,767

Investments in Other Financial Instruments
Forward Currency Contracts		21		21

Total	$—	$6,788	$—	$6,788

There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Foreign Exchange Contracts	$25	$(4)

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in default.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2012, these securities were valued at $258 or 4% of net assets.

2	Step coupon security.

3	Variable rate security. The stated rate represents the rate in effect at January 31, 2012.

4	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

5	Security is linked to the Argentine gross domestic product (“GDP”) and does not pay principal over the life of security or at expiration. Security entitles holder to receive only variable payments, subject to certain conditions, which are based on growth of Argentine GDP and the principal or “notional” value of this GDP-linked security.

6	Perpetuity bond. The maturity date represents the next callable date.

7	MTN after the name of a security stands for Medium Term Note.

8	Zero coupon bond.

ARD$	Argentine Peso.

R$	Brazilian Real.

£	British Pound.

COL$	Colombian Peso.

€	Euro.

HUD$	Hungarian Forint.

IDR$	Indonesian Rupiah.

MYR$	Malaysian Ringgit.

MEX$	Mexican Peso.

PLN$	Polish Zloty.

ZAR$	South African Rand.

THD$	Thailand Baht.

TRD$	Turkish Lira.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 10.1%)

BANK LOAN OBLIGATIONS—6.0%

Principal Amount (000s)		Value (000s)

AEROSPACE & DEFENSE—0.3%
	Sequa Corporation Term Loan
$3,500	3.743%—12/03/2014[1]	$3,463
	Term Loan
3,200	6.250%—12/03/2014[1]	3,231

		6,694

CAPITAL MARKETS—0.4%
	Nuveen Investments Inc. First-Lien Term Loan
5,041	5.794%—05/13/2017[1]	5,023
2,000	Second-Lien Term Loan 12.500%—07/31/2015[1]	2,091

		7,114

CHEMICALS—0.1%
	Univar Inc. Term Loan B
1,894	5.000%—06/30/2017[1]	1,874

COMMERCIAL SERVICES & SUPPLIES—0.5%
	Affinion Group Inc. Term Loan B
4,819	5.000%—10/09/2016[1]	4,379
	Brickman Group Holdings Inc. Term Loan B
1,995	7.250%—10/14/2016[1]	2,011
	ServiceMaster Company Delayed Term Loan
266	2.770%—07/24/2014[1]	262
3,654	Closing Date Loan 2.877%—07/24/2014[1]	3,600

		3,862

		10,252

COMMUNICATIONS EQUIPMENT—0.3%
	Avaya Inc. Extended Term Loan
5,159	5.006%—10/24/2017[1]	4,951

CONTAINERS & PACKAGING—0.1%
	Reynolds Group Issuer Inc. Tranche Term Loan C
1,280	6.500%—08/09/2018[1]	1,286

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
	US TelePacific Inc. Term Loan
3,228	5.750%—02/23/2017[1]	3,061

FOOD & STAPLES RETAILING—0.6%
	BJ’s Wholesale Club Inc. First-Lien Term Loan
4,988	7.000%—09/28/2018[1]	5,042
	US FoodService Term Loan
3,309	2.780%—07/03/2014[1]	3,161
4,463	Term Loan B 5.750%—03/31/2017[1]	4,432

		7,593

		12,635

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued

Principal Amount (000s)		Value (000s)

FOOD PRODUCTS—0.1%
	Pinnacle Foods Finance LLC Term Loan D
$2,194	6.250%—04/02/2014[1]	$2,210

HEALTH CARE PROVIDERS & SERVICES—0.9%
	Emergency Medical Services Corporation Term Loan B
4,069	5.250%—05/25/2018[1]	4,068
	inVentiv Health Inc. Term Loan
6,387	6.500%—08/04/2016[1]	6,171
	MultiPlan Inc. Term Loan B
7,229	4.750%—08/26/2017[1]	7,107

		17,346

HOTELS, RESTAURANTS & LEISURE—0.9%
	MGM Mirage Term Loan
17,750	7.000%—02/21/2014[1]	17,783

HOUSEHOLD PRODUCTS—0.3%
	Jostens Term Loan
5,428	5.750%—12/22/2016[1]	5,186

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
	GenOn Energy Inc. Term Loan
1,924	6.000%—09/20/2017[1]	1,906

MEDIA—0.4%
	Cumulus Media Inc. First-Lien Term Loan
4,000	5.750%—09/16/2018[1]	4,014
	Second-Lien Term Loan
2,000	7.500%—09/16/2019[1]	2,005

		6,019

	Intelsat Jackson Holdings SA Term Loan B
1,800	3.296%—02/01/2014[1]	1,759

		7,778

OIL, GAS & CONSUMABLE FUELS—0.4%
	Frac Tech International LLC Term Loan B
4,317	6.250%—05/06/2016[1]	4,308
	Hercules Offshore Inc. Term Loan
4,304	7.500%—07/11/2013[1]	4,259

		8,567

SPECIALTY RETAIL—0.4%
	Academy Finance Corp. Initial Term Loan
2,800	4.500%—08/03/2018[1]	2,808
	Toys R Us Inc. Term Loan B
4,925	6.000%—09/01/2016[1]	4,921

		7,729

TOTAL BANK LOAN OBLIGATIONS (Cost $114,796)		116,372

CONVERTIBLE BONDS—4.2%

Principal Amount (000s)		Value (000s)

BUILDING PRODUCTS—0.1%
	Lennar Corporation
$2,500	2.000%—12/01/2020[2]	$2,659

CONTAINERS & PACKAGING—0.4%
	Owens-Brockway Glass Container Inc.
8,300	3.000%—06/01/2015[2]	8,176

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
	General Cable Corporation
4,000	0.875%—11/15/2013	3,870

ENERGY EQUIPMENT & SERVICES—0.3%
	Exterran Holdings Inc.
2,750	4.250%—06/15/2014	2,571
	Hornbeck Offshore Services Inc.
2,750	1.625%—11/15/2026[3]	2,819

		5,390

HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
	Hologic Inc.
1,950	2.000%—12/15/2037[3]	1,913

HEALTH CARE PROVIDERS & SERVICES—0.3%
	Omnicare Inc.
6,700	3.250%—12/15/2035	6,415

INTERNET SOFTWARE & SERVICES—0.3%
	WebMD Health Corp.
6,500	2.250%—03/31/2016[2]	6,069

MACHINERY—0.4%
	Trinity Industries Inc.
7,650	3.875%—06/01/2036	7,717

METALS & MINING—0.2%
	Patriot Coal Corporation
3,500	3.250%—05/31/2013	3,286

OIL, GAS & CONSUMABLE FUELS—0.5%
	Chesapeake Energy Corp.
6,600	2.500%—05/15/2037	5,800
	Helix Energy Solutions Group Inc.
4,850	3.250%—12/15/2025	4,892

		10,692

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
	Advanced Micro Devices Inc.
8,754	6.000%—05/01/2015	8,940
	Linear Technology Corporation
2,000	3.000%—05/01/2027	2,140

		11,080

TEXTILES, APPAREL & LUXURY GOODS—0.4%
	Iconix Brand Group Inc.
2,350	1.875%—06/30/2012	2,344
5,000	2.500%—06/01/2016[2]	4,950

		7,294

WIRELESS TELECOMMUNICATION SERVICES—0.4%
	Leap Wireless International Inc.
8,500	4.500%—07/15/2014	7,778

TOTAL CONVERTIBLE BONDS (Cost $82,641)		82,339

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE PREFERRED STOCKS—0.4%
(Cost $11,711)

Shares		Value (000s)

COMMUNICATIONS EQUIPMENT—0.4%
	Lucent Technologies Capital Trust I
11,900	7.750%—03/15/2017[5]	$8,247

CORPORATE BONDS & NOTES—79.3%
Principal Amount (000s)
AEROSPACE & DEFENSE—0.8%
	Esterline Technologies Corporation
$5,000	7.000%—08/01/2020	5,487
	Huntington Ingalls Industries Inc.
5,000	7.125%—03/15/2021[2]	5,250
	Spirit Aerosystems Inc.
4,000	6.750%—12/15/2020	4,370

		15,107

AUTO COMPONENTS—2.0%
	Allison Transmission Inc.
2,000	7.125%—05/15/2019[2]	2,023
3,000	11.000%—11/01/2015[2]	3,184

		5,207

	American Axle & Manufacturing Inc.
1,850	7.875%—03/01/2017	1,910
2,025	9.250%—01/15/2017[2]	2,243

		4,153

	Cooper-Standard Automotive Inc.
2,575	8.500%—05/01/2018	2,749
	Dana Holding Corp.
3,500	6.750%—02/15/2021	3,701
	Goodyear Tire & Rubber Company
6,320	8.750%—08/15/2020	6,968
1,300	10.500%—05/15/2016	1,430

		8,398

	Lear Corporation
2,000	7.875%—03/15/2018	2,190
4,200	8.125%—03/15/2020	4,709

		6,899

	Tenneco Inc.
5,705	6.875%—12/15/2020	6,090
2,750	8.125%—11/15/2015	2,870

		8,960

		40,067

AUTOMOBILES—0.3%
	AutoNation Inc.
4,000	5.500%—02/01/2020	4,050
	Chrysler Group LLC
950	8.250%—06/15/2021[2]	912

		4,962

BEVERAGES—0.3%
	Constellation Brands Inc.
4,750	7.250%—09/01/2016-05/15/2017	5,346

CAPITAL MARKETS—0.2%
	Nuveen Investments Inc.
3,150	10.500%—11/15/2015	3,300

CHEMICALS—0.9%
	Ferro Corporation
$4,400	7.875%—08/15/2018	$4,521
	Huntsman International LLC
3,000	5.500%—06/30/2016	2,985
	PolyOne Corporation
8,600	7.375%—09/15/2020	9,288
	Rockwood Specialties Group Inc.
100	7.500%—11/15/2014	102

		16,896

COMMERCIAL BANKS—1.0%
	CIT Group Inc.
5,000	5.250%—04/01/2014[2]	5,112
14,550	7.000%—05/04/2015-05/02/2017[2]	14,636

		19,748

COMMERCIAL SERVICES & SUPPLIES—3.9%
	ACCO Brands Corporation
6,400	7.625%—08/15/2015	6,593
1,400	10.625%—03/15/2015	1,558

		8,151

	Affinion Group Inc.
4,350	11.500%—10/15/2015	3,882
	Ashtead Capital Inc.
2,530	9.000%—08/15/2016[2]	2,663
	Brickman Group Holdings Inc.
1,850	9.125%—11/01/2018[2]	1,716
	Geo Group Inc.
200	7.750%—10/15/2017	215
	Hertz Corporation
650	6.750%—04/15/2019	674
500	7.375%—01/15/2021	529
6,250	7.500%—10/15/2018	6,719
325	8.875%—01/01/2014	329

		8,251

	Iron Mountain Inc.
2,950	6.625%—01/01/2016	2,972
1,660	8.000%—06/15/2020	1,776

		4,748

	RR Donnelley & Sons Company
3,775	4.950%—04/01/2014	3,681
2,500	7.250%—05/15/2018	2,300
1,600	7.625%—06/15/2020	1,436

		7,417

	RSC Equipment Rental Inc.
3,000	8.250%—02/01/2021	3,112
3,448	9.500%—12/01/2014	3,569
850	10.250%—11/15/2019	939

		7,620

	ServiceMaster Company
12,280	10.750%—07/15/2015[1,2]	12,894
	United Rentals North America Inc.
3,450	9.250%—12/15/2019	3,829
2,250	10.875%—06/15/2016	2,587

		6,416

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—Continued
	West Corporation
$7,000	7.875%—01/15/2019	$7,367
3,000	8.625%—10/01/2018	3,165
2,440	11.000%—10/15/2016	2,602

		13,134

		77,107

COMMUNICATIONS EQUIPMENT—1.2%
	Avaya Inc.
2,000	7.000%—04/01/2019[2]	1,960
6,000	9.750%—11/01/2015	5,775

		7,735

	CommScope Inc.
10,000	8.250%—01/15/2019[2]	10,450
	Viasat Inc.
4,650	8.875%—09/15/2016	4,813

		22,998

CONSUMER FINANCE—1.9%
	Ally Financial Inc.
5,000	6.875%—08/28/2012	5,088
	Ford Motor Credit Co. LLC
10,000	5.000%—05/15/2018	10,372
10,000	5.875%—08/02/2021	10,955
2,500	7.000%—04/15/2015	2,756
5,250	8.125%—01/15/2020	6,441

		30,524

	Trans Union LLC/TransUnion Financing Corp.
1,600	11.375%—06/15/2018	1,896

		37,508

CONTAINERS & PACKAGING—2.2%
	Ardagh Packaging Finance plc
2,500	7.375%—10/15/2017[2]	2,625
8,500	9.125%—10/15/2020[2]	8,712

		11,337

	Cascades Inc.
3,750	7.750%—12/15/2017	3,890
	Crown Americas LLC
2,000	7.625%—05/15/2017	2,210
	Graham Packaging Co. LP
4,710	9.875%—10/15/2014	4,828
	Greif Inc.
1,000	7.750%—08/01/2019	1,110
	Reynolds Group Issuer Inc.
3,500	8.250%—02/15/2021[2]	3,334
8,000	8.750%—10/15/2016[2]	8,560
1,600	9.000%—04/15/2019[2]	1,600
3,500	9.250%—05/15/2018[2]	3,509

		17,003

	Sealed Air Corporation
3,000	8.375%—09/15/2021[2]	3,390

		43,768

DIVERSIFIED CONSUMER SERVICES—1.7%
	ARAMARK Corporation
900	5.000%—06/01/2012	909
19,500	8.500%—02/01/2015	20,085

		20,994

DIVERSIFIED CONSUMER SERVICES—Continued
	ARAMARK Holdings Corp.
$5,800	8.625%—05/01/2016[2]	$5,988
	Education Management LLC
2,800	8.750%—06/01/2014	2,839
	Service Corporation International
1,350	6.750%—04/01/2016	1,490
1,500	7.375%—10/01/2014	1,652
250	7.625%—10/01/2018	289

		3,431

		33,252

DIVERSIFIED TELECOMMUNICATION SERVICES—5.1%
	Cincinnati Bell Inc.
7,500	8.750%—03/15/2018	7,256
	Equinix Inc.
3,500	7.000%—07/15/2021	3,806
2,850	8.125%—03/01/2018	3,178

		6,984

	Frontier Communications Corporation
4,150	7.875%—04/15/2015	4,306
11,000	8.250%—05/01/2014-04/15/2017	11,375
3,500	8.500%—04/15/2020	3,482

		19,163

	Level 3 Escrow Inc.
8,000	8.125%—07/01/2019[2]	8,080
	Level 3 Financing Inc.
1,700	8.625%—07/15/2020[2]	1,747
1,800	8.750%—02/15/2017	1,881
1,700	9.250%—11/01/2014	1,751

		5,379

	PAETEC Holding Corp.
3,850	8.875%—06/30/2017	4,221
2,500	9.500%—07/15/2015	2,637
2,500	9.875%—12/01/2018	2,806

		9,664

	Qwest Capital Funding Inc.
3,580	6.500%—11/15/2018	3,724
	Qwest Communications International Inc.
2,550	7.125%—04/01/2018	2,741
6,650	7.500%—02/15/2014	6,697

		9,438

	TW Telecom Holdings Inc.
3,050	8.000%—03/01/2018	3,317
	Wind Acquisition Finance SA
1,000	7.250%—02/15/2018[2]	973
2,000	11.750%—07/15/2017[2]	1,990

		2,963

	Windstream Corporation
600	7.000%—03/15/2019	623
12,700	7.750%—10/15/2020	13,779
5,900	7.875%—11/01/2017	6,549
3,000	8.125%—09/01/2018	3,285

		24,236

		100,204

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

ELECTRIC UTILITIES—0.9%
	NRG Energy Inc.
$2,000	7.375%—01/15/2017	$2,073
3,650	7.875%—05/15/2021[2]	3,486
11,750	8.250%—09/01/2020	11,632

		17,191

ELECTRICAL EQUIPMENT—0.3%
5,200	Sensata Technologies BV 6.500%—05/15/2019[2]	5,330

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
	Sanmina-SCI Corporation
4,800	7.000%—05/15/2019[2]	4,896
7,600	8.125%—03/01/2016	7,885

		12,781

ENERGY EQUIPMENT & SERVICES—2.7%
	Basic Energy Services Inc.
5,850	7.750%—02/15/2019	5,982
	Bristow Group Inc.
1,500	7.500%—09/15/2017	1,568
	Compagnie Générale de Géophysique-Veritas
5,100	6.500%—06/01/2021	5,100
2,000	7.750%—05/15/2017	2,070
1,000	9.500%—05/15/2016	1,093

		8,263

	Complete Production Services Inc.
5,500	8.000%—12/15/2016	5,768
	Exterran Holdings Inc.
6,000	7.250%—12/01/2018	5,730
	Hornbeck Offshore Services Inc.
6,750	8.000%—09/01/2017	7,138
	Key Energy Services Inc.
2,250	6.750%—03/01/2021	2,317
	Precision Drilling Corporation
4,000	6.625%—11/15/2020	4,220
	SESI LLC
10,450	7.125%—12/15/2021[2]	11,364

		52,350

FOOD & STAPLES RETAILING—1.7%
	Ingles Markets Inc.
2,500	8.875%—05/15/2017	2,750
	NBTY Inc.
4,700	9.000%—10/01/2018	5,217
	Pantry Inc.
3,000	7.750%—02/15/2014	3,015
	Stater Brothers Holdings
3,850	7.750%—04/15/2015	3,970
	SUPERVALU Inc.
6,500	7.500%—11/15/2014	6,654
2,525	8.000%—05/01/2016	2,639

		9,293

	Susser Holdings LLC
2,850	8.500%—05/15/2016	3,107
	Tops Markets LLC
4,000	10.125%—10/15/2015	4,320
	US FoodService
750	8.500%—06/30/2019[2]	749

		32,421

FOOD PRODUCTS—1.6%
	Del Monte Corporation
$8,000	7.625%—02/15/2019	$7,910
	Dole Foods Company Inc.
1,250	8.000%—10/01/2016[2]	1,338
	Michael Foods Inc.
1,750	9.750%—07/15/2018	1,903
	Pinnacle Foods Finance LLC
6,900	8.250%—09/01/2017	7,418
8,297	9.250%—04/01/2015	8,587

		16,005

	TreeHouse Foods Inc.
3,500	7.750%—03/01/2018	3,780

		30,936

HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
	Alere Inc.
5,000	7.875%—02/01/2016	5,225
	Biomet Inc.
8,100	10.000%—10/15/2017	8,788
8,850	11.625%—10/15/2017	9,669

		18,457

	DJO Finance LLC
1,000	10.875%—11/15/2014	943
	Universal Hospital Services Inc.
5,150	8.500%—06/01/2015	5,330

		29,955

HEALTH CARE PROVIDERS & SERVICES—4.1%
	AMGH Merger Sub Inc.
7,500	9.250%—11/01/2018[2]	7,950
	DaVita Inc.
3,000	6.375%—11/01/2018	3,165
	Fresenius Medical Care US Finance II Inc.
7,000	5.875%—01/31/2022[2]	7,175
	HCA Inc.
2,250	6.300%—10/01/2012	2,306
7,300	6.375%—01/15/2015	7,702
3,100	6.500%—02/15/2016-02/15/2020	3,279
3,700	7.500%—02/15/2022	3,968

		17,255

	Health Management Associates Inc.
2,000	7.375%—01/15/2020[2]	2,065
	LifePoint Hospitals Inc.
4,000	6.625%—10/01/2020	4,210
	MultiPlan Inc.
9,000	9.875%—09/01/2018[2]	9,855
	Omega Healthcare Investors Inc.
4,450	6.750%—10/15/2022	4,739
	Tenet Healthcare Corporation
6,500	6.250%—11/01/2018[2]	6,825
6,350	8.000%—08/01/2020	6,588
750	9.250%—02/01/2015	820

		14,233

	Universal Health Services Inc.
2,900	7.000%—10/01/2018	3,067
	Vanguard Health Holding Co. II LLC
5,225	8.000%—02/01/2018	5,499

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

HEALTH CARE PROVIDERS & SERVICES—Continued
	Vanguard Health Systems Inc.
$233	0.000%—02/01/2016[4]	$153

		79,366

HEALTH CARE TECHNOLOGY—0.1%
	MedAssets Inc.
2,200	8.000%—11/15/2018	2,255

HOTELS, RESTAURANTS & LEISURE—4.2%
	Ameristar Casinos Inc.
7,000	7.500%—04/15/2021	7,490
	Boyd Gaming Corporation
2,075	6.750%—04/15/2014	2,049
2,000	7.125%—02/01/2016	1,830
11,150	9.125%—12/01/2018	11,234

		15,113

	Felcor Lodging LP
7,225	6.750%—06/01/2019	7,071
	Host Hotels & Resorts LP
3,500	6.000%—10/01/2021[2]	3,754
	Isle of Capri Casinos Inc.
8,050	7.000%—03/01/2014	7,969
3,250	7.750%—03/15/2019	3,120

		11,089

	MGM Resorts International
4,625	6.750%—09/01/2012-04/01/2013	4,730
2,250	9.000%—03/15/2020	2,548
2,100	10.375%—05/15/2014	2,405

		9,683

	Penn National Gaming Inc.
2,750	8.750%—08/15/2019	3,063
	Pinnacle Entertainment Inc.
4,650	7.500%—06/15/2015	4,766
4,350	8.625%—08/01/2017	4,698
6,600	8.750%—05/15/2020	6,749

		16,213

	Scientific Games Corporation
200	7.875%—06/15/2016[2]	208
7,400	8.125%—09/15/2018	7,899

		8,107

		81,583

HOUSEHOLD DURABLES—0.3%
	Jarden Corporation
4,500	7.500%—01/15/2020	4,838
750	8.000%—05/01/2016	819

		5,657

HOUSEHOLD PRODUCTS—0.7%
	Central Garden Co.
5,000	8.250%—03/01/2018	5,063
	Prestige Brands Inc.
1,750	8.125%—02/01/2020[2]	1,824
	Sealy Mattress Co.
3,750	8.250%—06/15/2014	3,525
	Spectrum Brands Holdings Inc.
3,250	9.500%—06/15/2018	3,701

		14,113

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
	Calpine Corporation
$9,150	7.500%—02/15/2021[2]	$9,791
8,150	7.875%—07/31/2020[2]	8,822

		18,613

	Mirant Americas Generation LLC
8,375	8.500%—10/01/2021	7,747
	RRI Energy Inc.
5,250	7.625%—06/15/2014	5,276
4,250	7.875%—06/15/2017	3,963

		9,239

		35,599

INDUSTRIAL CONGLOMERATES—0.5%
	Calcipar SA
1,950	6.875%—05/01/2018[2]	1,901
	Tomkins LLC
6,885	9.000%—10/01/2018	7,660

		9,561

INTERNET & CATALOG RETAIL—0.2%
	QVC Inc.
750	7.375%—10/15/2020[2]	823
2,600	7.500%—10/01/2019[2]	2,857

		3,680

INTERNET SOFTWARE & SERVICES—0.8%
	CDW LLC
14,750	8.500%—04/01/2019	15,561

IT SERVICES—1.3%
	Interactive Data Corp.
7,250	10.250%—08/01/2018	8,066
	SunGard Data Systems Inc.
4,200	7.375%—11/15/2018	4,452
10,222	10.250%—08/15/2015	10,631
2,000	10.625%—05/15/2015	2,137

		17,220

		25,286

LEISURE EQUIPMENT & PRODUCTS—0.2%
	Easton-Bell Sports Inc.
3,000	9.750%—12/01/2016	3,330

MACHINERY—1.0%
	Actuant Corporation
2,450	6.875%—06/15/2017	2,560
	Arvinmeritor Inc.
5,000	8.125%—09/15/2015	4,844
1,650	10.625%—03/15/2018	1,662

		6,506

	Oshkosh Corporation
2,750	8.250%—03/01/2017	2,929
	SPX Corp.
1,500	6.875%—09/01/2017	1,680
	Terex Corporation
3,400	8.000%—11/15/2017	3,451
1,750	10.875%—06/01/2016	1,986

		5,437

		19,112

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

MEDIA—13.8%
	Allbritton Communications Company
$5,000	8.000%—05/15/2018	$5,187
	AMC Networks Inc.
5,525	7.750%—07/15/2021[2]	6,098
	Belo Corp.
2,900	8.000%—11/15/2016	3,212
	Bresnan Broadband Holdings LLC
1,650	8.000%—12/15/2018[2]	1,733
	Cablevision Systems Corporation
1,000	7.750%—04/15/2018	1,073
4,050	8.000%—04/15/2020	4,455
1,000	8.625%—09/15/2017	1,120

		6,648

	CCO Holdings LLC
6,250	6.625%—01/31/2022	6,531
10,000	7.250%—10/30/2017	10,825
4,000	7.375%—06/01/2020	4,340
3,100	7.875%—04/30/2018	3,379
2,350	8.125%—04/30/2020	2,611

		27,686

	Cequel Communications Holdings I LLC
13,085	8.625%—11/15/2017[2]	14,001
	Clear Channel Worldwide Holdings Inc.
3,000	9.250%—12/15/2017	3,323
	CSC Holdings LLC
6,250	6.750%—11/15/2021[2]	6,750
250	7.625%—07/15/2018	279

		7,029

	Cumulus Media Inc.
7,000	7.750%—05/01/2019[2]	6,597
	DISH DBS Corporation
3,000	6.625%—10/01/2014	3,240
12,400	6.750%—06/01/2021	13,578
3,250	7.125%—02/01/2016	3,583

		20,401

	EH Holding Corporation
2,150	6.500%—06/15/2019[2]	2,249
16,025	7.625%—06/15/2021[2]	16,986

		19,235

	Gannett Co. Inc.
3,700	6.375%—09/01/2015	3,885
5,000	7.125%—09/01/2018	5,163

		9,048

	GCI Inc.
5,000	6.750%—06/01/2021	5,050
	Gray Television Inc.
11,000	10.500%—06/29/2015	11,467
	Inmarsat Finance plc
4,750	7.375%—12/01/2017[2]	5,029
	Intelsat Jackson Holdings SA
6,525	7.250%—10/15/2020	6,827
1,950	7.500%—04/01/2021[2]	2,052

		8,879

	Intelsat Luxembourg SA
8,000	11.250%—02/04/2017	8,100

MEDIA—Continued
	Interpublic Group
$1,000	10.000%—07/15/2017	$1,149
	Lamar Media Corporation
7,750	5.875%—02/01/2022[2]	7,798
5,450	6.625%—08/15/2015	5,617
7,000	7.875%—04/15/2018	7,682

		21,097

	Mediacom Broadband LLC
3,135	8.500%—10/15/2015	3,249
	Mediacom Capital Corp.
6,800	9.125%—08/15/2019	7,412
	Mediacom LLC
5,000	7.250%—02/15/2022[2]	5,000
	Nexstar Broadcasting Inc.
3,200	8.875%—04/15/2017	3,408
	Nielsen Finance LLC
4,050	7.750%—10/15/2018	4,531
652	11.625%—02/01/2014	753

		5,284

	Quebecor Media Inc.
8,476	7.750%—03/15/2016	8,773
	Sirius XM Radio Inc.
7,750	8.750%—04/01/2015[2]	8,699
	Telesat Inc.
2,200	11.000%—11/01/2015	2,365
	UPCB Finance V Ltd.
5,080	7.250%—11/15/2021[2]	5,334
	UPCB Finance VI Ltd.
13,500	6.875%—01/15/2022[2]	13,500
	Valassis Communications Inc.
3,600	6.625%—02/01/2021	3,591
	Videotron Ltee
1,215	6.875%—01/15/2014	1,223
	Virgin Media Finance plc
3,000	9.500%—08/15/2016	3,405
	XM Satellite Radio Inc.
8,000	7.625%—11/01/2018[2]	8,610

		270,822

METALS & MINING—1.3%
	Alpha Natural Resources Inc.
8,150	6.250%—06/01/2021	8,109
	Arch Coal Inc.
6,000	7.250%—06/15/2021[2]	6,060
2,000	8.750%—08/01/2016	2,190

		8,250

	FMG Resources August 2006 Pty Ltd.
4,150	7.000%—11/01/2015[2]	4,306
	JMC Steel Group
3,400	8.250%—03/15/2018[2]	3,502
	Patriot Coal Corporation
900	8.250%—04/30/2018	841

		25,008

MULTILINE RETAIL—0.3%
	Neiman Marcus Group Inc.
6,554	10.375%—10/15/2015	6,841

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

OIL, GAS & CONSUMABLE FUELS—8.1%
	AmeriGas Finance LLC
$7,550	7.000%—05/20/2022	$7,588
	Bill Barrett Corporation
3,600	7.625%—10/01/2019	3,681
3,000	9.875%—07/15/2016	3,300

		6,981

	Chaparral Energy Inc.
6,500	8.250%—09/01/2021	6,841
2,200	8.875%—02/01/2017	2,305

		9,146

	Chesapeake Midstream Partners LP
3,500	6.125%—07/15/2022[2]	3,566
	Chesapeake Oilfield Finance Inc.
3,900	6.625%—11/15/2019[2]	3,939
	Consol Energy Inc.
3,500	8.000%—04/01/2017	3,797
4,500	8.250%—04/01/2020	4,899

		8,696

	Continential Resources Inc.
1,400	8.250%—10/01/2019	1,568
	Copano Energy LLC
500	7.125%—04/01/2021	518
1,750	7.750%—06/01/2018	1,855

		2,373

	Delphi Corporation
6,000	6.125%—05/15/2021[2]	6,330
	Denbury Resources Inc.
4,300	6.375%—08/15/2021	4,676
3,088	8.250%—02/15/2020	3,528
1,250	9.750%—03/01/2016	1,403

		9,607

	Eagle Rock Energy Partners LP
6,400	8.375%—06/01/2019[2]	6,560
	El Paso Corporation
850	7.000%—06/15/2017	946
1,500	7.250%—06/01/2018	1,679

		2,625

	Exco Resources Inc.
6,925	7.500%—09/15/2018	6,059
	Ferrellgas LP/Ferrellgas Finance Corp.
4,350	6.500%—05/01/2021	3,785
2,550	9.125%—10/01/2017	2,690

		6,475

	Frac Tech Finance Inc.
3,650	7.125%—11/15/2018[2]	3,905
	Helix Energy Solutions Group Inc.
1,600	9.500%—01/15/2016[2]	1,688
	Inergy Finance Corp.
5,074	6.875%—08/01/2021	4,871
5,000	7.000%—10/01/2018	4,887

		9,758

	Linn Energy LLC
750	6.500%—05/15/2019[2]	761
3,000	7.750%—02/01/2021	3,248

		4,009

OIL, GAS & CONSUMABLE FUELS—Continued
	MarkWest Energy Finance Corp.
$4,900	6.250%—06/15/2022	$5,231
3,900	6.750%—11/01/2020	4,261

		9,492

	Oasis Petroleum Inc.
3,550	7.250%—02/01/2021	3,745
	Oil States International Inc.
6,250	6.500%—06/01/2019	6,672
	Peabody Energy Corporation
1,650	6.250%—11/15/2021[2]	1,708
	PetroBakken Energy Ltd.
5,000	8.625%—02/01/2020[2]	5,125
	Pioneer Natural Resources Co.
1,000	6.650%—03/15/2017	1,141
	Plains Exploration & Production Company
7,250	6.750%—02/01/2022	7,921
6,100	7.625%—06/01/2018-04/01/2020	6,680

		14,601

	Regency Energy Partners LP
4,350	6.500%—07/15/2021	4,698
10,000	6.875%—12/01/2018	10,900

		15,598

		158,955

PAPER & FOREST PRODUCTS—0.2%
	Graphic Package International Inc.
3,000	7.875%—10/01/2018	3,285
1,000	9.500%—06/15/2017	1,107

		4,392

PHARMACEUTICALS—2.2%
	Endo Pharmaceuticals Holdings Inc.
1,860	7.000%—12/15/2020	2,037
10,000	7.250%—01/15/2022	11,062

		13,099

	Mylan Inc.
7,750	6.000%—11/15/2018[2]	8,041
	Valeant Pharmaceuticals International
9,750	6.750%—10/01/2017[2]	10,006
3,000	6.875%—12/01/2018[2]	3,086

		13,092

	Warner Chilcott Corporation
7,750	7.750%—09/15/2018	8,234

		42,466

PROFESSIONAL SERVICES—0.4%
	FTI Consulting Inc.
6,600	6.750%—10/01/2020	7,045
500	7.750%—10/01/2016	523

		7,568

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	MPT Operating Partnership LP
2,500	6.875%—05/01/2021	2,606

ROAD & RAIL—0.7%
	Avis Budget Car Rental LLC
1,867	7.625%—05/15/2014	1,902
3,500	7.750%—05/15/2016	3,636

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

ROAD & RAIL—Continued
$5,900	8.250%—01/15/2019	$6,239
1,750	9.625%—03/15/2018	1,921

		13,698

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
	Advanced Micro Devices Inc.
7,250	7.750%—08/01/2020	7,866
4,250	8.125%—12/15/2017	4,611

		12,477

	MEMC Electronic Materials Inc.
1,250	7.750%—04/01/2019	1,019

		13,496

SPECIALTY RETAIL—3.0%
	Academy Finance Corp.
1,200	9.250%—08/01/2019[2]	1,199
	Limited Brands Inc.
1,500	6.900%—07/15/2017	1,642
1,800	8.500%—06/15/2019	2,135

		3,777

	Michaels Stores Inc.
5,950	7.750%—11/01/2018	6,240
7,600	11.375%—11/01/2016	8,093
2,100	13.000%—11/01/2016[3]	2,247

		16,580

	Needle Merger Sub Corp.
3,000	8.125%—03/15/2019[2]	2,929
	Penske Automotive Group Inc.
8,150	7.750%—12/15/2016	8,476
	Sally Holdings LLC
3,450	6.875%—11/15/2019[2]	3,709
	Toys R Us—Delaware Inc.
4,000	7.375%—09/01/2016[2]	4,080
	Toys R Us Inc.
8,750	7.875%—04/15/2013	9,012
	Toys R Us Property Co. II LLC
2,500	8.500%—12/01/2017	2,691
	Yankee Acquisition Corp.
5,350	8.500%—02/15/2015	5,490

		57,943

TEXTILES, APPAREL & LUXURY GOODS—0.8%
	Hanesbrands Inc.
8,750	6.375%—12/15/2020	9,166
3,100	8.000%—12/15/2016	3,433

		12,599

TEXTILES, APPAREL & LUXURY GOODS—Continued
	Levi Strauss & Co.
$2,800	7.625%—05/15/2020	$2,940
630	8.875%—04/01/2016	657

		3,597

		16,196

TRADING COMPANIES & DISTRIBUTORS—0.1%
	Interline Brands Inc.
2,400	7.000%—11/15/2018	2,532

WIRELESS TELECOMMUNICATION SERVICES—1.6%
	Crown Castle International Corp.
5,525	7.125%—11/01/2019	6,036
5,000	9.000%—01/15/2015	5,475

		11,511

	Nextel Communications Inc.
8,375	6.875%—10/31/2013	8,417
8,000	7.375%—08/01/2015	7,780

		16,197

	Syniverse Holdings Inc.
4,000	9.125%—01/15/2019	4,330

		32,038

TOTAL CORPORATE BONDS & NOTES (Cost $1,480,620)		1,550,891

SHORT-TERM INVESTMENTS—8.4%
(Cost $163,385)
REPURCHASE AGREEMENTS
163,385	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $166,657)	163,385

TOTAL INVESTMENTS—98.3% (Cost $1,853,153)		1,921,234

CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		33,800

TOTAL NET ASSETS—100.0%		$1,955,034

FAIR VALUE MEASUREMENTS

Holdings in Communications Equipment category valued at $8,247 are classified as Level 1. All other holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Variable rate security. The stated rate represents the rate in effect at January 31, 2012.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2012, these securities were valued at $417,354 or 21% of net assets.

3	Step coupon security.

4	Zero coupon bond.

5	The maturity date represents the next callable date.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -22.2%)

ASSET-BACKED SECURITIES—1.1%
Principal Amount (000s)		Value (000s)

	Access Group Inc. Series 2008-1 Cl. A
$16,770	1.860%—10/27/2025[1]	$16,859
	Asset Backed Funding Certificates Series 2005-HE2 Cl. M1
1,795	0.756%—06/25/2035[1]	1,763
	Citibank Omni Master Trust Series 2009-A8 Cl. A8
3,910	2.390%—05/16/2016[1,2]	3,931
	Countrywide Asset-Backed Certificates
	Series 2001-BC3 Cl. A
259	0.756%—12/25/2031[1]	137
	Series 2005-15 Cl. 1AF3
12,448	5.450%—04/25/2036[3]	11,560

		11,697

	Credit-Based Asset Servicing & Securitization LLC Series 2006-CB9 Cl. A1
179	0.336%—11/25/2036[1]	83
	GSAMP Trust Series 2007-FM1 Cl. 2A2
176	0.346%—12/25/2036[1]	116
	HSBC Home Equity Loan Trust Series 2007-1 Cl. AS
5,584	0.481%—03/20/2036[1]	4,777
	Long Beach Mortgage Loan Trust Series 2004-4 Cl. 1A1
111	0.836%—10/25/2034[1]	82
	Magnolia Funding Ltd. Series 2010-1A Cl. A1
€2,594	3.000%—04/20/2017[2]	3,385
	Merrill Lynch Mortgage Investors Inc. Series 2005-FM1 Cl. A1B
$2,217	0.596%—05/25/2036[1]	2,179
	Securitized Asset Backed Receivables LLC Trust Series 2007-HE1 Cl. 2A2
987	0.336%—12/25/2036*[1]	209
	SLM Student Loan Trust
	Series 2008-2 Cl. A1
70	0.860%—01/25/2015[1]	70

	Series 2009-CT Cl. 1A
$3,566	2.350%—04/15/2039[1,2]	$3,576
	Series 2010-C Cl. A2
1,900	2.940%—12/16/2019[1,2]	1,933

		5,579

	Small Business Administration Participation Certificates
	Series 2003-20I Cl.1
431	5.130%—09/01/2023	476
	Series 2009-20A Cl.1
7,952	5.720%—01/01/2029	9,024
	Series 2008-20H Cl.1
22,485	6.020%—08/01/2028	25,832
	Series 2001-20A Cl.1
721	6.290%—01/01/2021	801

		36,133

TOTAL ASSET-BACKED SECURITIES (Cost $84,092)		86,793

BANK LOAN OBLIGATIONS—0.3%
	Petroleum Export Ltd. Term Loan B
4,233	3.563%—12/07/2012[3]	4,192
	Springleaf Financial Funding Company Term Loan
16,800	5.500%—05/10/2017[3]	15,701

TOTAL BANK LOAN OBLIGATIONS (Cost $20,893)		19,893

CERTIFICATE OF DEPOSIT—0.5%
(Cost $39,993)
	Intesa Sanpaolo SpA
40,000	2.375%—12/21/2012	38,826

COLLATERALIZED MORTGAGE OBLIGATIONS—3.5%
	American Home Mortgage Investment Trust Series 2004-4 Cl. 4A
1,135	2.746%—02/25/2045[1]	869
	Arran Residential Mortgages Funding plc
	Series 2010-1A Cl. A1B
€2,736	2.659%—05/16/2047[1,2]	3,578
	Series 2010-1A Cl. A2B
11,400	2.859%—05/16/2047[1,2]	14,856

		18,434

	Banc of America Funding Corporation Series 2005-D Cl. A1
$1,586	2.682%—05/25/2035[1]	1,525
	Banc of America Large Loan Inc. Series 2010-HLTN Cl. HLTN
5,237	2.035%—11/15/2015[1,2]	4,869
	Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2007-4 Cl. A4
2,500	5.914%—02/10/2051[3]	2,841
	BCAP LLC Trust
	Series 2011-RR5 Cl. 12A1
26,407	5.250%—02/26/2036-08/26/2037[2]	26,063
	Series 2011-RR5 Cl. 12A1
1,200	5.594%—03/26/2037[2,3]	886

		26,949

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued

Principal Amount (000s)		Value (000s)

	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2003-1 Cl. 6A1
$444	2.691%—04/25/2033[3]	$400
	Series 2000-2 Cl. A1
67	3.033%—11/25/2030[1]	65

		465

	Bear Stearns Alt-A Trust
2,232	Series 2006-8 Cl. 3A1 0.436%—02/25/2034[1]	1,698
2,633	Series 2005-4 Cl. 23A1 2.605%—05/25/2035[3]	1,957
1,319	Series 2005-7 Cl. 22A1 2.807%—09/25/2035[3]	836

		4,491

	Bear Stearns Commercial Mortgage Securities
2,745	Series 2005-PWR7 Cl. A3 5.116%—02/11/2041[3]	3,009
700	Series 2007-PW15 Cl. A4 5.331%—02/11/2044	754
2,100	Series 2007-T26 Cl. A4 5.471%—01/12/2045[3]	2,415
1,810	Series 2006-PW11 Cl. A4 5.619%—03/11/2039[3]	2,042
6,400	Series 2007-PW18 Cl. A4 5.700%—06/11/2050	7,302
7,700	Series 2007-PW17 Cl. AAB 5.703%—06/11/2050	8,110
2,410	Series 2006-PW12 Cl. A4 5.902%—09/11/2038[3]	2,757

		26,389

	Chase Mortgage Finance Corporation
12,862	Series 2005-A1 Cl. 1A1 5.305%—12/25/2035[1]	11,597
7,177	Series 2006-A1 Cl. 4A1 5.891%—09/25/2036[1]	6,102

		17,699

	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,600	Series 2007-CD4 Cl. A4 5.322%—12/11/2049	2,844
	Commercial Mortgage Pass Through Certificates
7,700	Series 2006-C8 Cl. A4 5.306%—12/10/2046	8,586
	Countrywide Alternative Loan Trust
18,937	Series 2005-59 Cl. 1A1 0.611%—11/20/2035[1]	10,228
7,418	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	6,511

		16,739

	Countrywide Home Loan Mortgage Pass Through Trust
817	Series 2005-HYB9 Cl. 3A2A 2.595%—02/20/2036[1]	557
2,568	Series 2004-22 Cl. A3 2.751%—11/25/2034[3]	1,919
4,369	Series 2004-HYB9 Cl. 1A1 2.774%—02/20/2035[3]	3,481
8	Series 2003-10 Cl. A2 5.750%—05/25/2033	8

		5,965

	Credit Suisse Mortgage Capital Certificates
$700	Series 2006-C2 Cl. A3 5.851%—03/15/2039[3]	$769
	European Loan Conduit
€654	Series 25X Cl. A 1.612%—05/15/2019[1]	712
	First Horizon Asset Securities Inc.
$9,573	Series 2005-AR6 Cl. 4A1 5.546%—02/25/2036[1]	8,343
	First Nationwide Trust
3	Series 2001-3 Cl. 1A1 6.750%—08/21/2031	3
	Greenwich Capital Commercial Funding Corp.
300	Series 2005-GG3 Cl. A4 4.799%—08/10/2042[3]	325
2,500	Series 2007-GG9 Cl. A4 5.444%—03/10/2039	2,753

		3,078

	GSR Mortgage Loan Trust
7,211	Series 2005-AR6 Cl. 2A1 2.658%—09/25/2035[1]	6,257
2,484	Series 2005-AR7 Cl. 6A1 5.136%—11/25/2035[3]	2,162

		8,419

	Harborview Mortgage Loan Trust
583	Series 2005-2 Cl. 2A1A 0.501%—05/19/2035[1]	349
1,971	Series 2004-8 Cl. 2A3 0.691%—11/19/2034[1]	1,076

		1,425

	Indymac ARM Trust
12	Series 2001-H2 Cl. A2 1.785%—01/25/2032[1]	10
	Indymac Index Mortgage Loan Trust
3,032	Series 2005-AR31 Cl. 1A1 2.404%—01/25/2036[3]	1,716
	JP Morgan Chase Commercial Mortgage Securities Corp.
11,800	Series 2010-C2 Cl. A3 4.070%—11/15/2043[2]	12,761
5,300	Series 2006-LDP9 Cl. A3 5.336%—05/15/2047	5,793
15,100	Series 2007-LDPX Cl. A3 5.420%—01/15/2049	16,749
1,600	Series 2007-LD12 Cl. A4 5.882%—02/15/2051[3]	1,800

		37,103

	LB-UBS Commercial Mortgage Trust
2,200	Series 2006-C6 Cl. A4 5.372%—09/15/2039	2,503
	Merrill Lynch Mortgage Investors Inc.
1,915	Series 2005-A10 Cl. A 0.486%—02/25/2036[1]	1,295
	Merrill Lynch/Countrywide Commercial Mortgage Trust
2,600	Series 2006-4 A3 5.172%—12/12/2049[3]	2,876
1,800	Series 2007-6 Cl. A4 5.485%—03/12/2051[3]	1,937

		4,813

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued

Principal Amount (000s)			Value (000s)

		MLCC Mortgage Investors Inc.
	$405	Series 2005-3 Cl. 4A 0.526%—11/25/2035[1]	$331
		Morgan Stanley Capital I
	427	Series 2007-XLFA Cl. A1 0.346%—10/15/2020[1,2]	414
	1,200	Series 2006-HQ8 Cl. A4 5.598%—03/12/2044[3]	1,345
	400	Series 2007-IQ16 Cl. A4 5.809%—12/12/2049	458
	12,400	Series 2007-IQ15 Cl. A4 6.075%—06/11/2049[3]	14,057

			16,274

		Morgan Stanley Re-REMIC Trust[4]
	2,100	Series 2009-GG10 Cl. A4A 5.984%—08/12/2045[2,3]	2,397
		Residential Funding Mortgage Securities I
	717	Series 2006-SA1 Cl. 2A1 5.651%—02/25/2036[3]	481
		Sovereign Commercial Mortgage Securities Trust
	811	Series 2007-C1 Cl. A2 5.988%—07/22/2030[2,3]	834
		Structured Asset Mortgage Investments Inc.
	2,027	Series 2005-AR5 Cl. A2 0.531%—07/19/2035[1]	1,667
		Structured Asset Securities Corporation
	28	Series 2001-21A Cl. 1A1 2.331%—01/25/2032[1]	23
	33	Series 2002-1A Cl. 4A 2.545%—02/25/2032[1]	31

			54

		Wachovia Bank Commercial Mortgage Trust
	6,775	Series 2006-WHL7 Cl. A1 0.375%—09/15/2021[1,2]	6,487
	2,600	Series 2007-C32 Cl. A4FL 0.457%—06/15/2049[1,2]	2,133
	2,000	Series 2006-C29 Cl. A4 5.308%—11/15/2048	2,249
	11,800	Series 2006-C23 Cl. A5 5.416%—01/15/2045[3]	13,070

			23,939

		Washington Mutual Pass Through Certificates
	620	Series 2005-AR13 Cl. A1A1 0.566%—10/25/2045[1]	468
		Wells Fargo Mortgage Backed Securities Trust
	2,965	Series 2006-AR2 Cl. A1 2.648%—03/25/2036[3]	2,380
	13,970	Series 2006-AR2 Cl. IIA5 2.648%—03/25/2036[1]	10,885

			13,265

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $257,380)		268,564

CORPORATE BONDS & NOTES—29.0%
		AES Corporation
	1,300	7.375%—07/01/2021[2]	1,443
		AK Transneft OJSC Via TransCapitalInvest Ltd.
	2,200	8.700%—08/07/2018[2]	2,681
CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)			Value (000s)

		Allstate Life Global Funding Trusts MTN[5]
	$4,600	5.375%—04/30/2013	$4,861
		Ally Financial Inc.
	4,600	3.649%—02/11/2014[1]	4,544
	1,000	3.963%—06/20/2014[1]	978
	1,000	4.500%—02/11/2014	1,002
	200	6.750%—12/01/2014	210
	2,600	6.875%—08/28/2012	2,645
	2,000	7.000%—02/01/2012	2,000
	7,100	7.500%—09/15/2020	7,641
	8,000	8.000%—11/01/2031	8,530
	8,500	8.300%—02/12/2015	9,398

			36,948

		Altria Group Inc.
	6,500	9.700%—11/10/2018	8,964
		American Express Bank FSB
	400	0.446%—06/12/2012[1]	399
	8,800	6.000%—09/13/2017	10,225

			10,624

		American Express Bank FSB MTN[5]
	6,500	5.500%—04/16/2013	6,840
		American Express Centurion Bank MTN[5]
	9,500	6.000%—09/13/2017	11,022
		American Express Company
	5,700	7.000%—03/19/2018	7,008
		American Express Credit Corporation MTN[5]
	4,400	5.875%—05/02/2013	4,655
		American International Group Inc.
	5,600	5.050%—10/01/2015	5,747
	2,900	6.250%—03/15/2037	2,305
	1,500	6.400%—12/15/2020	1,634
	£682	6.765%—11/15/2017[2]	1,073
	€3,776	6.797%—11/15/2017[2]	4,914
	8,300	8.000%—05/22/2038[3]	9,283
	$1,200	8.250%—08/15/2018	1,385
	£650	8.625%—05/22/2038[3]	898

			27,239

		American International Group Inc. MTN[5]
	$7,000	0.663%—03/20/2012[1]	6,983
CAD$	2,000	4.900%—06/02/2014	1,975
	$1,800	4.950%—03/20/2012	1,800
	€4,000	5.000%—06/26/2017	4,923
	$300	5.450%—05/18/2017	308
	2,100	5.850%—01/16/2018	2,195

			18,184

		Amgen Inc.
	24,000	6.900%—06/01/2038	30,906
		Anheuser-Busch Cos LLC
	200	5.500%—01/15/2018	237
		ANZ National International Ltd. MTN[5]
	6,200	6.200%—07/19/2013[2]	6,560
		AstraZeneca plc
	1,700	5.900%—09/15/2017	2,075
		AT&T Inc.
	4,200	4.950%—01/15/2013	4,378
	5,000	5.500%—02/01/2018	5,935
	2,900	6.300%—01/15/2038	3,549

			13,862

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

	Australia & New Zealand Banking Group Ltd. MTN[5]
$14,900	2.125%—01/10/2014[2]	$14,895
	Banco Santander Brasil SA
11,100	4.250%—01/14/2016[2]	10,878
	Banco Santander Brasil SA MTN[5]
1,300	4.500%—04/06/2015[2]	1,293
	Banco Santander Chile
12,300	1.811%—04/20/2012[1,2]	12,302
5,300	2.162%—01/19/2016[1,2]	5,035

		17,337

	Bank of America Corporation
1,680	6.000%—09/01/2017	1,762
33,200	6.500%—08/01/2016	35,435

		37,197

	Bank of America Corporation MTN[5]
10,200	5.650%—05/01/2018	10,449
	Bank of China Hong Kong Ltd.
2,200	5.550%—02/11/2020[2]	2,318
	Bank of India/London MTN[5]
3,800	4.750%—09/30/2015	3,710
	Bank of Montreal
4,700	2.850%—06/09/2015[2]	4,972
	Bank of Nova Scotia
5,200	1.650%—10/29/2015[2]	5,265
500	1.950%—01/30/2017[2]	509

		5,774

	Banque PSA Finance SA
10,700	2.481%—04/04/2014[1,2]	9,720
	Barclays Bank plc
6,900	2.375%—01/13/2014	6,873
26,700	5.450%—09/12/2012	27,341

		34,214

	BBVA Bancomer SA
2,800	4.500%—03/10/2016[2]	2,831
5,700	6.500%—03/10/2021[2]	5,697

		8,528

	BBVA US Senior SAU
34,200	2.586%—05/16/2014[1]	32,826
	Bear Stearns Companies LLC
4,971	6.400%—10/02/2017	5,655
	BellSouth Corp.
44,200	4.463%—04/26/2012[2]	44,583
	BM&FBovespa SA
2,000	5.500%—07/16/2020[2]	2,140
	BNP Paribas
9,600	5.186%—06/29/2015[2,3,6]	7,008
	BPCE SA
2,100	2.375%—10/04/2013[2]	2,056
	Braskem Finance Ltd.
2,400	5.750%—04/15/2021[2]	2,418
	Cameron International Corporation
7,100	1.459%—06/02/2014[1]	7,119
	Caterpillar Inc.
25,600	0.649%—05/21/2013[1]	25,689
	CIT Group Inc.
1,900	5.250%—04/01/2014[2]	1,943

	Citigroup Capital XXI
$77,799	8.300%—12/21/2057[3]	$79,378
	Citigroup Inc.
7,700	1.307%—02/15/2013[1]	7,628
8,400	2.027%—01/13/2014[1]	8,243
6,000	2.453%—08/13/2013[1]	5,999
1,700	5.300%—10/17/2012	1,747
32,600	5.500%—08/27/2012-04/11/2013	33,775
3,000	5.625%—08/27/2012	3,058
1,100	5.850%—07/02/2013	1,145
12,200	6.000%—02/21/2012-08/15/2017	12,815
5,600	6.125%—08/25/2036	5,420
8,200	8.500%—05/22/2019	10,033

		89,863

	Citigroup Inc. MTN[5]
€2,000	4.750%—05/31/2017[3]	2,237
	Comcast Corporation
$1,200	5.875%—02/15/2018	1,413
1,200	6.450%—03/15/2037	1,476

		2,889

	Countrywide Financial Corporation MTN[5]
2,000	0.967%—05/07/2012[1]	1,995
	Credit Suisse
4,300	2.200%—01/14/2014	4,311
	CSN Islands XI Corp.
2,500	6.875%—09/21/2019	2,712
8,200	6.875%—09/21/2019[2]	8,897

		11,609

	CSN Resources SA
2,900	6.500%—07/21/2020[2]	3,083
	CVS Pass-Through Trust
729	6.943%—01/10/2030	828
	Daimler Finance North America LLC
5,100	1.742%—09/13/2013[1,2]	5,096
	Dell Inc.
8,800	5.650%—04/15/2018	10,360
	Deutsche Bank AG
4,700	6.000%—09/01/2017	5,381
	Dexia Credit Local New York
49,500	0.927%—03/05/2013[1,2]	47,061
	Dexia Credit Local SA
23,000	1.033%—04/29/2014[1,2]	20,938
	Ecopetrol SA
3,600	7.625%—07/23/2019	4,374
	El Paso Corporation MTN[5]
200	8.050%—10/15/2030	236
	Electricite de France NT
5,100	5.500%—01/26/2014[2]	5,461
5,100	6.500%—01/26/2019[2]	5,911
4,600	6.950%—01/26/2039[2]	5,470

		16,842

	Enel Finance International NV
11,400	6.250%—09/15/2017[2]	11,433
	ENN Energy Holdings Ltd.
1,200	6.000%—05/13/2021[2]	1,132
	Fifth Third Bancorp
21,900	8.250%—03/01/2038	28,162
	Ford Motor Credit Co. LLC
900	5.875%—08/02/2021	986

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

$9,000	7.000%—04/15/2015	$9,922
700	7.500%—08/01/2012	720
2,200	8.000%—12/15/2016	2,610
900	12.000%—05/15/2015	1,129

		15,367

	Fortis Bank Nederland Holding NV MTN[5]
€3,000	3.000%—04/17/2012	3,946
	Gazprom OAO Via Gaz Capital SA
$900	6.212%—11/22/2016[2]	968
1,400	8.125%—07/31/2014	1,540

		2,508

	Gazprom OAO Via RBS AG
200	9.625%—03/01/2013	215
	Gazprom Via Gazprom International SA
91	7.201%—02/01/2020	99
	Gazprom Via White Nights Finance BV MTN[5]
1,900	10.500%—03/08/2014-03/25/2014	2,158
	General Electric Capital Corporation
€14,500	5.500%—09/15/2067[2,3]	16,691
	General Electric Capital Corporation MTN[5]
$6,400	5.875%—01/14/2038	7,026
37,200	6.875%—01/10/2039	46,332

		53,358

	Gerdau Holdings Inc.
10,700	7.000%—01/20/2020[2]	11,716
3,000	7.000%—01/20/2020	3,285

		15,001

	Gerdau Trade Inc.
2,100	5.750%—01/30/2021[2]	2,131
	Glen Meadows Pass Through Trust
5,700	6.505%—02/12/2067[2,3]	4,318
	Goldman Sachs Group Inc.
8,400	1.527%—02/07/2014[1]	8,124
€3,300	1.817%—05/23/2016[1]	3,815
$22,200	5.950%—01/18/2018	23,906
7,500	6.150%—04/01/2018	8,098
9,100	6.250%—09/01/2017	10,002

		53,945

	Goldman Sachs Group Inc. MTN[5]
€400	6.375%—05/02/2018	558
	GTL Trade Finance Inc.
$2,000	7.250%—10/20/2017[2]	2,220
1,500	7.250%—10/20/2017	1,665

		3,885

	HCA Inc.
1,000	6.500%—02/15/2020	1,063
	Hewlett-Packard Co.
29,700	0.786%—05/24/2013[1]	29,539
	HSBC Bank plc
4,600	2.000%—01/19/2014[2]	4,542
	HSBC Holdings plc
1,700	6.500%—05/02/2036	1,822
	ICICI Bank Ltd.
13,500	5.500%—03/25/2015	13,819
	ING Bank NV MTN[5]
55,800	1.379%—03/30/2012[1,2]	55,806

	International Lease Finance Corporation
$1,700	5.750%—05/15/2016	$1,678
4,600	6.750%—09/01/2016[2]	4,974

		6,652

	International Lease Finance Corporation MTN[5]
2,240	0.927%—07/13/2012[1]	2,203
26,711	5.300%—05/01/2012	26,778
3,000	6.375%—03/25/2013	3,056

		32,037

	Intesa Sanpaolo SpA
10,400	2.906%—02/24/2014[1,2]	9,592
	JP Morgan Chase & Co.
14,431	3.150%—07/05/2016	14,666
24,227	6.625%—03/15/2012	24,408
6,200	7.900%—04/30/2018[3,6]	6,739

		45,813

	JP Morgan Chase Bank NA
7,000	6.000%—10/01/2017	7,783
	JP Morgan Chase Capital XX
800	6.550%—09/29/2036	813
	KeyCorp. MTN[5]
2,300	6.500%—05/14/2013	2,443
	Kreditanstalt fuer Wiederaufbau
€10,600	2.000%—09/07/2016	14,331
	LBG Capital No. 1 plc
10,900	7.625%—10/14/2020	11,477
£2,700	7.869%—08/25/2020	3,531

		15,008

	LBG Capital No. 1 plc MTN[5]
$800	8.500%—12/17/2021[2,3,6]	556
	Leaseplan Corporation NV MTN[5]
€1,500	3.125%—02/10/2012	1,962
	Lehman Brothers Holdings Inc.
$11,900	0.000%—08/21/2009*[7]	3,287
	Lehman Brothers Holdings Inc. MTN[5]
35,670	0.000%—12/23/2008-05/02/2018*[7]	9,868
€1,108	0.000%—04/05/2011-06/27/2014*[7]	395

		10,263

	Lloyds TSB Bank plc
$13,400	4.875%—01/21/2016	13,714
	Lloyds TSB Bank plc MTN[5]
47,100	5.800%—01/13/2020[2]	48,062
	Merrill Lynch & Co. Inc.
12,700	1.092%—05/02/2017[1]	9,812
	Merrill Lynch & Co. Inc. MTN[5]
€25,000	1.645%—07/22/2014[1]	30,440
8,400	1.777%—05/30/2014[1]	10,237
$5,100	5.450%—02/05/2013	5,250
5,100	6.400%—08/28/2017	5,398
17,700	6.875%—04/25/2018	19,125

		70,450

	MetLife Inc.
1,600	6.400%—12/15/2036	1,567
	Monumental Global Funding Ltd.
3,400	5.500%—04/22/2013[2]	3,545
	Morgan Stanley
7,700	2.953%—05/14/2013[1]	7,698

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

	Morgan Stanley MTN[5]
€11,400	1.525%—05/02/2014[1]	$13,995
300	1.651%—01/16/2017[1]	331
3,100	1.657%—04/13/2016[1]	3,512
3,600	1.807%—03/01/2013[1]	4,632
£300	5.750%—02/14/2017	486

		22,956

	MUFG Capital Finance 5 Ltd.
1,261	6.299%—01/25/2017[3,6]	1,945
	National Australia Bank Ltd.
$38,200	1.301%—04/11/2014[1,2]	37,675
4,900	1.507%—07/25/2014[1,2]	4,871
5,100	5.350%—06/12/2013[2]	5,321

		47,867

	National Bank of Canada
1,300	2.200%—10/19/2016[2]	1,335
	Nationwide Building Society MTN[5]
9,500	6.250%—02/25/2020[2]	9,730
	Nationwide Life Global Funding I MTN[5]
43,200	5.450%—10/02/2012[2]	44,131
	NGPL PipeCo LLC
4,000	6.514%—12/15/2012[2]	3,854
	Noble Group Ltd.
4,800	6.750%—01/29/2020[2]	4,392
	Noble Group Ltd. MTN[5]
2,100	4.875%—08/05/2015[2]	2,016
	Nordea Bank AB
2,100	2.125%—01/14/2014[2]	2,089
	Novatek Finance Ltd.
2,300	5.326%—02/03/2016[2]	2,372
	Odebrecht Drilling Norbe VIII/IX Ltd.
6,272	6.350%—06/30/2021[2]	6,548
4,900	6.350%—06/30/2021	5,116

		11,664

	Oracle Corporation
10,000	5.750%—04/15/2018	12,303
	Pacific LifeCorp
2,300	6.000%—02/10/2020[2]	2,550
	Peabody Energy Corp.
1,500	7.875%—11/01/2026	1,616
	Pernod-Ricard SA
12,700	5.750%—04/07/2021[2]	14,414
	Petrobras International Finance Company
20,300	5.375%—01/27/2021	21,375
	Philip Morris International Inc.
3,000	5.650%—05/16/2018	3,643
	President and Fellows of Harvard College
30,500	6.500%—01/15/2039[2]	44,146
	Pricoa Global Funding I
5,200	0.774%—09/27/2013[1,2]	5,153
	Principal Life Income Funding Trusts MTN[5]
4,100	5.300%—04/24/2013	4,315
6,400	5.550%—04/27/2015	6,842

		11,157

	Qtel International Finance Ltd.
400	3.375%—10/14/2016[2]	405
700	4.750%—02/16/2021[2]	714

		1,119

	Qwest Corporation
$300	7.500%—06/15/2023	$302
2,400	7.625%—06/15/2015	2,744

		3,046

	Ras Laffan Liquefied Natural Gas Co. Ltd. III
2,600	5.500%—09/30/2014	2,788
1,800	5.838%—09/30/2027[2]	1,926

		4,714

	Resona Bank Ltd.
800	5.850%—04/15/2016[2,3,6]	817
	Rohm and Haas Co.
2,500	6.000%—09/15/2017	2,880
	Royal Bank of Scotland Group plc
5,700	7.640%—09/29/2017[6]	3,904
	Royal Bank of Scotland plc
2,300	2.625%—05/11/2012[2]	2,313
11,200	3.950%—09/21/2015	11,135
13,800	4.375%—03/16/2016	13,996

		27,444

	Royal Bank of Scotland plc MTN[5]
€5,000	4.750%—05/18/2016	6,637
$1,300	4.875%—08/25/2014[2]	1,313

		7,950

	Santander Issuances SA Unipersonal
£19,050	7.300%—07/27/2019[3]	26,267
	Santander US Debt SA Unipersonal
$44,600	1.379%—03/30/2012[1,2]	44,552
	SBAB Bank AB
14,900	3.125%—03/23/2012[2]	14,956
	Siemens Financieringsmaatschappij NV
18,000	5.500%—02/16/2012[2]	18,030
	SLM Corporation MTN[5]
10,900	0.860%—01/27/2014[1]	10,112
€5,450	1.756%—06/17/2013[1]	6,742
5,300	3.125%—09/17/2012	6,888

		23,742

	Southern Gas Networks plc MTN[5]
£9,800	1.380%—10/21/2015[1]	13,928	[z]
	Springleaf Finance Corporation MTN[5]
$5,700	4.875%—07/15/2012	5,593
10,000	5.375%—10/01/2012	9,662
1,600	5.400%—12/01/2015	1,278

		16,533

	SSIF Nevada LP
62,500	1.267%—04/14/2014[1,2]	61,554
	State Bank of India
8,100	4.500%—07/27/2015[2]	8,224
	State Street Capital Trust III
4,500	5.536%—01/29/2049[3]	4,514
	State Street Capital Trust IV
700	1.546%—06/15/2037[1]	476
	Stone Street Trust
16,400	5.902%—12/15/2015[2]	16,169
	Sumitomo Mitsui Banking Corporation
8,000	1.950%—01/14/2014[2]	8,096
	Sydney Airport Finance Co. Pty Ltd.
1,200	5.125%—02/22/2021[2]	1,235

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)			Value (000s)

		TNK-BP Finance SA
	$900	6.125%—03/20/2012[2]	$909
		TNK-BP Finance SA MTN[5]
	3,100	7.500%—07/18/2016	3,418
		Total Capital SA
	2,700	4.450%—06/24/2020	3,068
		TransCanada Pipelines Ltd.
	2,400	7.625%—01/15/2039	3,517
		UAL 2009-1 Pass Through Trust
	1,766	10.400%—11/01/2016	1,991
		UBS AG
	1,100	1.553%—01/28/2014[1]	1,078
		UBS AG MTN[5]
	8,900	5.750%—04/25/2018	9,966
	3,200	5.875%—12/20/2017	3,589

			13,555

		UFJ Finance Aruba AEC
	200	6.750%—07/15/2013	213
		Union Pacific Corp.
	8,225	4.163%—07/15/2022	9,038
		UnitedHealth Group Inc.
	3,700	4.875%—02/15/2013	3,847
		US Bank Capital IX
	8,900	3.500%—10/29/2049[3]	6,670
		Vale Overseas Ltd.
	900	6.250%—01/23/2017	1,034
	4,000	6.875%—11/10/2039	4,751

			5,785

		Verizon Communications Inc.
	400	5.250%—04/15/2013	422
		Volkswagen International Finance NV
	900	1.191%—04/01/2014[1,2]	883
		Wachovia Corporation
	1,600	5.625%—10/15/2016	1,788
		Waha Aerospace BV
	2,125	3.925%—07/28/2020[2]	2,178
		Wells Fargo & Co.
	135,800	7.980%—03/15/2018[3,6]	147,682
		Westpac Banking Corporation
	1,000	1.047%—07/16/2014[1,2]	1,011
	5,100	3.585%—08/14/2014[2]	5,443

			6,454

	TOTAL CORPORATE BONDS & NOTES (Cost $2,145,119)		2,213,552

FOREIGN GOVERNMENT OBLIGATIONS—6.5%
		Banco Nacional de Desenvolvimento Economico e Social
	€2,300	4.125%—09/15/2017[2]	3,016
		Brazil Notas do Tesouro Nacional Série F
R$	2,936	10.000%—01/01/2017-01/01/2021	1,636
		Canada Housing Trust No 1
CAD$	10,000	2.650%—03/15/2022[2]	10,194
	15,500	3.350%—12/15/2020[2]	16,820
	14,100	3.750%—03/15/2020[2]	15,742
	10,500	3.800%—06/15/2021[2]	11,786

			54,542

		Canadian Government Bond
CAD$	2,100	3.250%—06/01/2021	$2,335
	4,600	3.750%—06/01/2019	5,255
	1,100	4.250%—06/01/2018	1,280

			8,870

		China Development Bank Corporation
	$100	5.000%—10/15/2015	109
		Corp Nacional del Cobre de Chile
	500	6.150%—10/24/2036[2]	631
	4,000	7.500%—01/15/2019[2]	5,184

			5,815

		Export-Import Bank of China
	600	4.875%—07/21/2015[2]	650
		Export-Import Bank of Korea
SGD	13,400	1.050%—03/03/2012[2]	10,652
	$2,300	4.000%—01/29/2021	2,218
	12,300	4.125%—09/09/2015	12,758
	3,700	5.125%—06/29/2020	3,872

			29,500

		IndianOil Corporation Ltd.
	7,400	4.750%—01/22/2015	7,557
		Instituto de Credito Oficial MTN[5]
	€11,900	3.154%—03/25/2014[1]	14,875
		Italy Buoni Poliennali Del Tesoro
	11,750	2.100%—09/15/2021[8]	11,767
		Korea Development Bank
	$18,600	4.375%—08/10/2015	19,434
		Korea Housing Finance Corporation
	2,200	4.125%—12/15/2015[2]	2,291
		Mexican Bonos
MEX$	57,800	6.000%—06/18/2015	4,604
	112,000	6.250%—06/16/2016	9,016
	747,000	10.000%—12/05/2024	76,771

			90,391

		Mexico Government International Bond MTN[5]
	€4,400	4.250%—07/14/2017	5,963
	$4,400	6.050%—01/11/2040	5,342

			11,305

		Panama Government International Bond
	1,400	7.250%—03/15/2015	1,623
		Petroleos Mexicanos
	17,700	5.500%—01/21/2021	19,249
	9,400	6.000%—03/05/2020	10,575
	20,100	8.000%—05/03/2019	25,226

			55,050

		Province of British Columbia Canada
CAD$	600	3.250%—12/18/2021	623
	1,400	4.300%—06/18/2042	1,631

			2,254

		Province of Ontario Canada
	$1,800	1.875%—09/15/2015	1,843
	5,500	3.000%—07/16/2018	5,849
CAD$	17,300	3.150%—06/02/2022	17,682
	$5,500	4.000%—10/07/2019	6,167
CAD$	36,300	4.000%—06/02/2021	39,935
	14,800	4.200%—03/08/2018-06/02/2020	16,565
	8,000	4.300%—03/08/2017	8,954

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—Continued

Principal Amount (000s)			Value (000s)

CAD$	8,300	4.400%—06/02/2019	$9,414
	$500	4.400%—04/14/2020	581
CAD$	4,000	4.600%—06/02/2039	4,779
	6,100	4.700%—06/02/2037	7,325

			119,094

		Province of Ontario Canada MTN[5]
	2,400	5.500%—06/02/2018	2,869
		Province of Quebec Canada
	$900	3.500%—07/29/2020	976
CAD$	6,100	3.500%—12/01/2022	6,377
	18,200	4.250%—12/01/2021	20,298
	8,000	4.500%—12/01/2016-12/01/2020	9,082

			36,733

		Province of Quebec Canada MTN[5]
	4,200	4.500%—12/01/2018	4,779
		Russian Foreign Bond—Eurobond
	$1,100	3.625%—04/29/2015	1,123
		Societe Financement de l’Economie Francaise
	3,000	0.767%—07/16/2012[1,2]	3,006
	€5,500	2.125%—05/20/2012	7,225

			10,231

		Vnesheconombank Via VEB Finance plc
	$2,600	5.450%—11/22/2017[2]	2,651

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $486,671)		498,165

MORTGAGE PASS-THROUGH—47.0%
		Federal Home Loan Mortgage Corp.
	37	2.385%—06/01/2024[1]	39
	90,577	4.500%—01/01/2039-07/01/2041	96,520
	439	5.076%—08/01/2035[1]	471
	8,292	5.500%—02/01/2038-07/01/2038	9,059
	9,356	6.000%—07/01/2016-11/01/2037	10,313

			116,402

		Federal Home Loan Mortgage Corp. REMIC[4]
	6,612	0.440%—07/15/2019-08/15/2019[1]	6,598
	2,072	0.590%—05/15/2036[1]	2,068
	134	0.740%—11/15/2030[1]	134
	208	8.000%—08/15/2022	235
	40	9.000%—12/15/2020	45

			9,080

		Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	282	Series T-63 Cl. 1A1 1.408%—02/25/2045[1]	272
	846	Series E3 Cl. A 3.284%—08/15/2032[3]	892

			1,164

		Federal Home Loan Mortgage Corp. TBA[9]
	8,000	4.500%—02/13/2042	8,513
	34,000	6.000%—02/13/2042	37,310

			45,823

		Federal Housing Authority Project
	45	7.400%—02/01/2021	44	[z]
	2,216	7.450%—05/01/2021	2,192	[z]

			2,236

		Federal National Mortgage Association
	$817	1.608%—10/01/2040[1]	$829
	3,134	2.443%—08/01/2035[1]	3,322
	5,041	2.590%—06/01/2035[1]	5,347
	499	3.330%—11/01/2021	536
	5,910	3.500%—01/01/2026-01/01/2042	6,154
	117,966	4.000%—04/01/2024-01/01/2042	124,905
	1,004,599	4.500%—04/01/2013-12/01/2041	1,075,441
	71,723	5.000%—07/01/2030-10/01/2041	77,569
	530	5.030%—05/01/2035[1]	568
	116,239	5.500%—02/01/2023-07/01/2041	126,934
	362,575	6.000%—07/01/2016-03/01/2040	399,351
	419	Series 2003-W1 Cl. 1A1 6.283%—12/25/2042[3]	483

			1,821,439

		Federal National Mortgage Association REMIC[4]
	4,683	Series 2007-30 Cl. AF 0.586%—04/25/2037[1]	4,670
	9,115	Series 2005-75 Cl. FL 0.726%—09/25/2035[1]	9,118
	326	Series 2006-5 Cl. 3A2 2.382%—05/25/2035[1]	343
	56,304	3.500%—10/25/2041	55,651
	2,339	Series 2003-25 Cl. KP 5.000%—04/25/2033	2,584

			72,366

		Federal National Mortgage Association TBA[9]
	333,000	3.000%—03/15/2027	346,216
	167,000	3.500%—02/16/2027-02/13/2042	174,700
	42,000	4.000%—02/16/2027-03/12/2042	44,322
	393,500	4.500%—02/13/2042-03/12/2042	420,146
	166,000	5.000%—02/13/2042	179,280
	300,000	5.500%—02/13/2042-03/12/2042	326,320
	22,000	6.000%—02/13/2042	24,184

			1,515,168

		Government National Mortgage Association II
	179	1.625%—09/20/2023-07/20/2027[1]	185
	685	1.750%—02/20/2032[1]	710
	264	2.000%—08/20/2022-09/20/2024[1]	273
	268	2.125%—10/20/2025-11/20/2029[1]	276
	177	2.375%—03/20/2017-01/20/2025[1]	184
	38	2.500%—12/20/2024[1]	40

			1,668

	TOTAL MORTGAGE PASS-THROUGH (Cost $3,515,774)		3,585,346

MUNICIPAL BONDS—4.7%
		Buckeye Tobacco Settlement Financing Authority
	2,800	5.875%—06/01/2030	2,177
		California Infrastructure & Economic Development Bank
	2,200	6.486%—05/15/2049	2,580
		California State
	2,200	5.650%—04/01/2039[3]	2,310
	7,800	7.500%—04/01/2034	10,193
	5,300	7.550%—04/01/2039	7,110
	5,800	7.600%—11/01/2040	7,864
	5,000	7.950%—03/01/2036	5,897

			33,374

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MUNICIPAL BONDS—Continued

Principal Amount (000s)		Value (000s)

	California State University
$3,900	6.434%—11/01/2030	$4,512
	Chicago Transit Authority
2,500	6.200%—12/01/2040	2,885
800	6.300%—12/01/2021	891
11,200	6.899%—12/01/2040	13,813

		17,589

	Clark County Nevada
19,000	6.350%—07/01/2029	20,437
	Clark County Nevada Airport System Revenue
4,200	6.820%—07/01/2045	5,378
	Denver Public Schools
39,000	7.017%—12/15/2037	50,021
	Illinois State
4,400	4.071%—01/01/2014	4,564
2,000	4.511%—03/01/2015	2,114
1,000	6.900%—03/01/2035	1,118

		7,796

	Los Angeles California Unified School District
12,800	6.758%—07/01/2034	16,745
	Los Angeles City CA Wastewater System Revenue
2,000	5.713%—06/01/2039	2,377
	Los Angeles Department of Water & Power
2,700	6.603%—07/01/2050	3,758
	New York City Municipal Water Finance Authority
17,030	5.000%—06/15/2044	18,925
1,000	6.011%—06/15/2042	1,336

		20,261

	New York City, NY
10,000	5.000%—10/01/2036	11,264
49,100	6.246%—06/01/2035	55,177

		66,441

	North Las Vegas City, NV
24,000	6.572%—06/01/2040	27,354
	Orange County Local Transportation Authority
39,400	6.908%—02/15/2041	53,686
	Public Power Generation Agency
600	7.242%—01/01/2041	697
	San Antonio City TX Water System Revenue
3,400	4.750%—05/15/2037	3,520
	University of California
15,700	6.270%—05/15/2031	17,501

TOTAL MUNICIPAL BONDS (Cost $298,541)		356,204

PREFERRED STOCKS—0.2%

Shares
COMMERCIAL BANKS—0.0%
28,000	CoBank ACB[2]	1,384

CONSUMER FINANCE—0.2%
650,000	Ally Financial Inc.	13,592

TOTAL PREFERRED STOCKS (Cost $17,664)		14,976

PURCHASED OPTIONS—0.0%
(Cost $415)
No. of Contracts		Value (000s)

	Interest Rate Swap Option 1 year
105,100,000	1.250%—04/30/2012	$804

RIGHTS/WARRANTS—0.0%
(Cost $15)
Shares
AUTOMOBILES—0.0%
36,000	General Motors Co. Escrow*	14	[x]

U.S. GOVERNMENT AGENCIES—2.8%
Principal Amount (000s)
	Federal Home Loan Mortgage Corp.
$45,100	1.000%—03/08/2017	44,972
5,000	2.000%—08/25/2016	5,237
3,600	2.375%—01/13/2022	3,648
5,000	2.500%—05/27/2016	5,362
21,700	4.875%—06/13/2018	26,292
5,000	5.500%—08/23/2017	6,152

		91,663

	Federal National Mortgage Association
96,600	1.250%—01/30/2017	97,894
10,500	5.000%—02/13/2017-05/11/2017	12,587
10,000	5.375%—06/12/2017	12,196

		122,677

TOTAL U.S. GOVERNMENT AGENCIES (Cost $212,044)		214,340

U.S. GOVERNMENT OBLIGATIONS—26.6%
	U.S. Treasury Inflation Indexed Bonds[8]
6,826	0.625%—07/15/2021	7,510
55,847	1.125%—01/15/2021	63,893
8,299	1.250%—07/15/2020	9,615
32,181	1.750%—01/15/2028	39,884
53,003	2.000%—01/15/2026	66,983
6,987	2.125%—02/15/2040	9,744
33,383	2.375%—01/15/2025-01/15/2027	43,995
25,184	2.500%—01/15/2029[10]	34,583
11,330	3.625%—04/15/2028	17,310
11,010	3.875%—04/15/2029[10]	17,632

		311,149

	U.S. Treasury Notes
71,700	0.250%—01/15/2015[10]	71,610
359,800	0.875%—12/31/2016[10]	363,033
13,600	0.875%—01/31/2017	13,712
193,400	1.375%—11/30/2018[10]	195,651
10,100	1.375%—12/31/2018	10,205
452,500	1.500%—08/31/2018[10]	462,929
14,000	2.000%—11/15/2021	14,247
15,800	2.125%—08/15/2021	16,312
168,800	2.625%—08/15/2020-11/15/2020	183,300
2,700	3.375%—11/15/2019	3,099
17,600	3.500%—05/15/2020	20,397
32,700	3.625%—02/15/2020	38,203
281,400	3.625%—02/15/2021[10]	328,776

		1,721,474

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,977,182)		2,032,623

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—1.0%

Principal Amount (000s)		Value (000s)

CERTIFICATES OF DEPOSIT—0.5%
	Bank of Nova Scotia
$2,200	0.691%—08/09/2012[1]	$2,199
	Crédit Agricole CIB
30,200	1.127%—04/13/2012[1]	30,264
	Itaú Unibanco SA New York
6,500	1.498%—02/09/2012	6,498

		38,961

FOREIGN GOVERNMENT OBLIGATIONS—0.1%
	Japan Government Treasury Bills
¥240,000	0.097%—03/29/2012	3,148

REPURCHASE AGREEMENTS—0.2%
$1,700	Repurchase Agreement with Credit Suisse First Boston dated January 31, 2012 due February 01, 2012 at 0.200% collateralized by U.S. Treasury Notes (market value $1,739)	1,700
7,000	Repurchase Agreement with Morgan Stanley dated January 31, 2012 due February 01, 2012 at 0.210% collateralized by U.S. Treasury Notes (market value $7,125)	7,000
4,099	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal Home Loan Banks (market value $4,185)	4,099

		12,799

U.S. TREASURY BILLS—0.2%
	U.S. Treasury Bills
$299	0.021%—03/01/2012[10]	$299
220	0.022%—02/23/2012	220
300	0.024%—04/05/2012[10]	300
430	0.035%—06/21/2012	430
1,450	0.036%—03/15/2012-03/29/2012[10]	1,450
370	0.042%—06/07/2012[10]	370
1,650	0.045%—05/17/20120-7/05/2012[10]	1,650
441	0.056%—03/01/2012[10]	441
990	0.068%—07/19/2012[10]	989
280	0.075%—07/26/2012[10]	280
10,715	0.099%—01/10/2013[10]	10,705

		17,134

TOTAL SHORT-TERM INVESTMENTS (Cost $71,969)		72,042

TOTAL INVESTMENTS—123.2% (Cost $9,127,752)		9,402,142

CASH AND OTHER ASSETS, LESS LIABILITIES—(23.2)%		(1,768,728)

TOTAL NET ASSETS—100.0%		$7,633,414

FUTURES CONTRACTS OPEN AT JANUARY 31, 2012

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures-CME 90 day (Buy)	2,054	$513,500	03/18/2013	$1,130
Eurodollar Futures-CME 90 day (Buy)	5,128	1,282,000	06/17/2013	8,374
Eurodollar Futures-CME 90 day (Buy)	1,814	453,500	09/16/2013	3,524
Eurodollar Futures-CME 90 day (Buy)	1,237	309,250	03/17/2014	3,031
Eurodollar Futures-CME 90 day (Buy)	167	41,750	06/16/2014	150
Eurodollar Futures-CME 90 day (Buy)	83	20,750	09/15/2014	9
U.S. Treasury Note Futures-5 year (Buy)	9,026	902,600	03/30/2012	8,527
U.S. Treasury Note Futures-10 year (Buy)	3,285	328,500	03/21/2012	5,173

				$29,918

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2012

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Barclays Bank plc	$2,542	$2,450	02/23/2012	$(92)
Australian Dollar (Sell)	Citibank, N.A.	14,149	13,460	02/23/2012	(689)
Australian Dollar (Sell)	Royal Bank of Canada	2,118	2,033	02/23/2012	(85)
Brazilian Real (Buy)	JP Morgan Chase Bank	63,592	59,248	03/02/2012	4,344
Brazilian Real (Sell)	Barclays Capital	11,176	11,000	03/02/2012	(176)
Brazilian Real (Sell)	Barclays Capital	5,390	5,400	03/02/2012	10
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	15,849	15,600	03/02/2012	(249)
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	7,973	8,000	03/02/2012	27
Brazilian Real (Sell)	UBS AG	15,099	14,800	03/02/2012	(299)
Brazilian Real (Sell)	UBS AG	2,587	2,600	03/02/2012	13
British Pound Sterling (Buy)	Barclays Bank plc	43,781	43,565	02/02/2012	216
British Pound Sterling (Buy)	Barclays Bank plc	3,184	3,154	03/02/2012	30

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
British Pound Sterling (Buy)	Citibank, N.A.	$28,025	$27,406	02/02/2012	$619
British Pound Sterling (Buy)	Morgan Stanley and Co. Inc.	38,652	38,201	02/02/2012	451
British Pound Sterling (Buy)	Royal Bank of Canada	2,871	2,806	02/02/2012	65
British Pound Sterling (Sell)	Barclays Bank plc	6,933	6,746	02/02/2012	(187)
British Pound Sterling (Sell)	Barclays Bank plc	43,771	43,555	03/02/2012	(216)
British Pound Sterling (Sell)	Citibank, N.A.	2,833	2,785	02/02/2012	(48)
British Pound Sterling (Sell)	Citibank, N.A.	13,602	13,441	03/02/2012	(161)
British Pound Sterling (Sell)	Morgan Stanley and Co. Inc.	41,478	41,017	03/02/2012	(461)
British Pound Sterling (Sell)	Royal Bank of Canada	97,418	96,789	02/02/2012	(629)
British Pound Sterling (Sell)	UBS AG	6,146	6,013	02/02/2012	(133)
Canadian Dollar (Buy)	Barclays Bank plc	23,056	23,054	02/09/2012	2
Canadian Dollar (Buy)	JP Morgan Chase Bank, N.A.	10,994	10,718	02/09/2012	276
Canadian Dollar (Buy)	Royal Bank of Canada	27,674	27,796	02/09/2012	(122)
Canadian Dollar (Sell)	Barclays Bank plc	111,685	109,385	02/09/2012	(2,300)
Canadian Dollar (Sell)	Barclays Bank plc	23,033	23,031	03/22/2012	(2)
Canadian Dollar (Sell)	Citibank, N.A.	20,068	19,546	02/09/2012	(522)
Canadian Dollar (Sell)	Deutsche Bank AG	14,366	13,848	02/09/2012	(518)
Canadian Dollar (Sell)	Goldman Sachs International	1,949	1,897	02/09/2012	(52)
Canadian Dollar (Sell)	JP Morgan Chase Bank, N.A.	27,833	27,256	02/09/2012	(577)
Canadian Dollar (Sell)	Morgan Stanley and Co. Inc.	6,258	6,104	02/09/2012	(154)
Canadian Dollar (Sell)	Royal Bank of Canada	42,186	41,397	02/09/2012	(789)
Canadian Dollar (Sell)	Royal Bank of Canada	27,646	27,768	03/22/2012	122
Canadian Dollar (Sell)	UBS AG	2,739	2,656	02/09/2012	(83)
Chinese Yuan (Buy)	Barclays Capital	693	684	02/13/2012	9
Chinese Yuan (Buy)	Barclays Capital	13,461	13,325	06/01/2012	136
Chinese Yuan (Buy)	Citibank, N.A.	18,163	17,773	02/13/2012	390
Chinese Yuan (Buy)	Citibank, N.A.	1,100	1,101	06/01/2012	(1)
Chinese Yuan (Buy)	Citibank, N.A.	2,430	2,400	06/01/2012	30
Chinese Yuan (Buy)	HSBC Bank USA, N.A.	30,329	29,637	02/13/2012	692
Chinese Yuan (Buy)	HSBC Bank USA, N.A.	17,005	16,800	06/01/2012	205
Chinese Yuan (Buy)	JP Morgan Chase Bank	3,493	3,500	06/01/2012	(7)
Chinese Yuan (Buy)	JP Morgan Chase Bank	11,860	11,699	06/01/2012	161
Chinese Yuan (Buy)	Morgan Stanley and Co. Inc.	2,728	2,700	06/01/2012	28
Chinese Yuan (Buy)	Royal Bank of Scotland plc	20,701	20,400	06/01/2012	301
Chinese Yuan (Sell)	Barclays Capital	4,136	4,100	06/01/2012	(36)
Chinese Yuan (Sell)	Credit Suisse First Boston	1,113	1,100	06/01/2012	(13)
Chinese Yuan (Sell)	HSBC Bank USA, N.A.	4,218	4,200	06/01/2012	(18)
Chinese Yuan (Sell)	JP Morgan Chase Bank	5,984	5,900	06/01/2012	(84)
Chinese Yuan (Sell)	UBS AG	2,336	2,300	06/01/2012	(36)
Euro Currency (Buy)	Citibank, N.A.	5,726	5,699	03/02/2012	27
Euro Currency (Buy)	Citibank, N.A.	2,403	2,412	04/16/2012	(9)
Euro Currency (Buy)	Citibank, N.A.	31,701	30,793	04/16/2012	908
Euro Currency (Buy)	Goldman Sachs International	5,725	5,744	02/02/2012	(19)
Euro Currency (Buy)	Royal Bank of Canada	7,439	7,289	04/16/2012	150
Euro Currency (Sell)	Barclays Bank plc	95,340	93,407	04/16/2012	(1,933)
Euro Currency (Sell)	Citibank, N.A.	5,725	5,698	02/02/2012	(27)
Euro Currency (Sell)	Citibank, N.A.	74,076	72,518	04/16/2012	(1,558)
Euro Currency (Sell)	Deutsche Bank AG	224,929	220,574	04/16/2012	(4,355)
Euro Currency (Sell)	UBS AG	172,745	168,134	04/16/2012	(4,611)
Indian Rupee (Buy)	JP Morgan Chase Bank	21,124	23,225	07/12/2012	(2,101)
Indian Rupee (Sell)	Barclays Capital	9,136	9,050	07/12/2012	(86)
Indian Rupee (Sell)	Deutsche Bank AG	4,285	4,300	07/12/2012	15
Indian Rupee (Sell)	JP Morgan Chase Bank	7,703	7,736	07/12/2012	33
Indonesian Rupiah (Buy)	HSBC Bank USA, N.A.	21,153	21,350	07/02/2012	(197)
Indonesian Rupiah (Sell)	Barclays Capital	1,306	1,277	07/02/2012	(29)
Indonesian Rupiah (Sell)	Goldman Sachs International	120	118	07/02/2012	(2)
Indonesian Rupiah (Sell)	HSBC Bank USA, N.A.	8,349	8,178	07/02/2012	(171)
Indonesian Rupiah (Sell)	UBS AG	11,377	11,014	07/02/2012	(363)
Japanese Yen (Sell)	Citibank, N.A.	3,150	3,084	03/29/2012	(66)
Malaysian Ringgit (Buy)	JP Morgan Chase Bank	13,306	13,415	04/23/2012	(109)
Malaysian Ringgit (Sell)	Citibank, N.A.	13,306	13,146	04/23/2012	(160)
Mexican Peso (Buy)	Barclays Bank plc	17,031	15,980	03/15/2012	1,051
Mexican Peso (Buy)	Deutsche Bank AG	318	303	03/15/2012	15
Mexican Peso (Buy)	HSBC Bank USA, N.A.	965	898	03/15/2012	67
Mexican Peso (Buy)	UBS AG	3,669	3,467	03/15/2012	202
Mexican Peso (Sell)	Barclays Bank plc	52,201	50,351	03/15/2012	(1,850)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Mexican Peso (Sell)	HSBC Bank USA, N.A.	$6,808	$6,700	03/15/2012	$(108)
Mexican Peso (Sell)	JP Morgan Chase Bank, N.A.	33,715	33,002	03/15/2012	(713)
Mexican Peso (Sell)	Morgan Stanley and Co. Inc.	6,234	6,100	03/15/2012	(134)
Mexican Peso (Sell)	UBS AG	7,551	7,400	03/15/2012	(151)
Philippine Peso (Buy)	Citibank, N.A.	5,808	5,763	03/15/2012	45
Philippine Peso (Buy)	JP Morgan Chase Bank	18,825	18,657	03/15/2012	168
Philippine Peso (Buy)	Morgan Stanley and Co. Inc.	3,514	3,473	03/15/2012	41
Philippine Peso (Sell)	Barclays Capital	20,170	20,300	03/15/2012	130
Philippine Peso (Sell)	Citibank, N.A.	650	630	03/15/2012	(20)
Philippine Peso (Sell)	Goldman Sachs International	1,195	1,200	03/15/2012	5
Philippine Peso (Sell)	JP Morgan Chase Bank	6,132	6,000	03/15/2012	(132)
Singapore Dollar (Sell)	Citibank, N.A.	10,741	10,574	02/10/2012	(167)

					$(16,826)

SWAP AGREEMENTS OPEN AT JANUARY 31, 2012

INTEREST RATE SWAPS

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)

Barclays Bank plc	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.250%	06/15/2017	AUD$	2,200	$1
Citibank, N.A.	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.250	06/15/2017		3,100	13
Citibank, N.A.	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	5.000	06/15/2017		4,400	119
Citibank, N.A.	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	5.250	06/15/2022		12,000	704
Deutsche Bank AG	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.250	06/15/2017		5,300	9
Deutsche Bank AG	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	5.000	06/15/2017		2,200	59
Goldman Sachs Bank USA	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	5.000	06/15/2017		48,900	1,504
Royal Bank of Scotland plc	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	5.000	06/15/2017		4,500	119
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	11.910	01/02/2013	R$	76,100	1,366
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	12.285	01/02/2013		87,400	2,038
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	12.455	01/02/2013		14,500	215
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	10.830	01/02/2014		900	6
BNP Paribas S.A.	Brazil Cetip Interbank Deposit	Pay	12.800	01/02/2013		47,800	1,314
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	12.480	01/02/2013		63,900	1,275
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	10.450	01/02/2013		98,600	324
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.880	01/02/2013		22,000	420
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		190,000	3,601
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	12.300	01/02/2013		91,600	1,976
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	12.830	01/02/2013		76,700	2,136
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	10.530	01/02/2014		54,900	387
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	10.990	01/02/2014		44,400	331
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.530	01/02/2014		3,200	48
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	12.540	01/02/2014		3,100	91
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		13,700	215
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.170	01/02/2013		54,200	1,081
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	10.870	01/02/2014		18,100	141
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.200	01/02/2014		24,100	727
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	10.455	01/02/2013		20,400	59
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2013		11,700	227
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	12.500	01/02/2013		30,400	453
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	10.580	01/02/2014		82,100	556
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.670	01/02/2014		3,400	49
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	12.540	01/02/2014		24,600	602
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.605	01/02/2013		36,100	133
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		14,800	296
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.380	01/02/2014		18,400	(8)
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.770	01/02/2014		41,100	313
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.250	01/02/2014		18,000	508
HSBC Bank USA, N.A.	British Bankers’ Association LIBOR GBP 6-Month	Pay	3.000	03/21/2022		£14,100	1,376
HSBC Bank USA, N.A.	British Bankers’ Association LIBOR GBP 6-Month	Pay	3.250	06/20/2042		500	54
Barclays Bank plc	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.500	09/21/2018		€6,400	477
Barclays Bank plc	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	3.000	09/21/2021		20,600	1,784

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS—Continued

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)

CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	3.500%	09/21/2021		€8,300	$293
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	3.650	09/21/2021		8,500	476
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.500	03/21/2022		100,600	5,542
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.750	03/21/2022		18,100	716
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	3.000	03/21/2022		32,000	1,343
Barclays Bank plc	Mexica TIIE-Banxico-Bloomberg	Pay	5.600	09/06/2016	MEX$	526,200	270
HSBC Bank USA, N.A.	Mexica TIIE-Banxico-Bloomberg	Pay	5.600	09/06/2016		521,900	319
Morgan Stanley Capital Services LLC	Mexica TIIE-Banxico-Bloomberg	Pay	5.600	09/06/2016		27,000	21
Morgan Stanley Capital Services LLC	Mexica TIIE-Banxico-Bloomberg	Pay	6.350	06/02/2021		213,600	(68)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	4.250	06/15/2041		$312,200	(21,915)
HSBC Bank USA, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		19,000	(6,856)
BNP Paribas S.A.	Federal Funds Effective Rate US	Pay	1.000	09/19/2014		42,100	699
Goldman Sachs Bank USA	Federal Funds Effective Rate US	Pay	0.500	09/19/2014		21,300	222
Morgan Stanley Capital Services LLC	Federal Funds Effective Rate US	Pay	0.500	09/19/2013		106,500	537

Interest Rate Swaps							$8,698

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[e] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	United States of America 4.875% due 08/15/2016	Sell	0.250%	03/20/2016	0.364%	$(87)	$(218)	€15,500	$131
UBS AG	United States of America 4.875% due 08/15/2016	Sell	0.250	09/20/2015	0.336	(100)	(414)	27,700	314
Deutsche Bank AG	Ally Financial Inc. Senior Bond 8.300% due 02/12/2015	Sell	5.000	12/20/2016	4.825	253	(784)	$19,600	1,037
Deutsche Bank AG	Berkshire Hathaway Inc. Senior Bond 4.625% due 10/15/2013	Sell	0.850	03/20/2013	0.850	3	—	2,800	3
UBS AG	Berkshire Hathaway Inc. Senior Bond 4.625% due 10/15/2013	Sell	1.000	03/20/2015	1.223	(15)	(49)	2,700	34
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.430	4,267	6,011	48,200	(1,744)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.430	27	38	300	(11)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.519	520	796	5,400	(276)
Citibank, N.A.	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.519	520	747	5,400	(227)
Credit Suisse International	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.430	213	327	2,400	(114)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 12	Sell	5.000	12/20/2014	2.480	234	308	3,100	(74)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.430	522	804	5,900	(282)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.519	222	291	2,300	(69)
HSBC Bank USA, N.A.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.430	5,205	3,704	58,800	1,501
HSBC Bank USA, N.A.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.430	1,452	2,071	16,400	(619)
HSBC Bank USA, N.A.	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.519	299	410	3,100	(111)
JP Morgan Chase Bank, N.A.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.430	204	260	2,300	(56)
JP Morgan Chase Bank, N.A.	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.519	96	132	1,000	(36)
Morgan Stanley Capital Services LLC	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.430	868	1,163	9,800	(295)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[e] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000%	12/20/2015	2.519%	$424	$572	$4,400	$(148)
UBS AG	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.519	173	249	1,800	(76)
Citibank, N.A.	Dow Jones CDX North America High Yield Index Series 8 - 5Y 35-100%	Sell	0.355	06/20/2012	0.521	(2)	—	9,484	(2)
Citibank, N.A.	Dow Jones CDX North America High Yield Index Series 8 - 5Y 35-100%	Sell	0.360	06/20/2012	0.521	(1)	—	4,742	(1)
Citibank, N.A.	Dow Jones CDX North America High Yield Index Series 8 - 5Y 35-100%	Sell	0.401	06/20/2012	0.521	—	—	2,371	—
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 9 - 5Y 30-100%	Sell	0.705	12/20/2012	0.026	116	—	16,782	116
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 10 - 5Y 30-100%	Sell	0.530	06/20/2013	0.026	30	—	3,858	30
Morgan Stanley Capital Services LLC	Dow Jones CDX North America Investment Grade Index Series 9 - 5Y 15-30%	Sell	0.963	12/20/2012	0.022	62	—	6,500	62
Bank of America N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.213	(4)	(6)	700	2
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.170	(8)	(27)	1,900	19
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.213	(15)	(20)	2,300	5
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2016	1.281	(86)	(57)	8,500	(29)
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	12/20/2016	1.427	(498)	(667)	26,500	169
Citibank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.213	(6)	(15)	1,000	9
Citibank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.336	(580)	(135)	44,500	(445)
Credit Suisse International	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.170	(3)	(18)	700	15
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.170	(32)	(76)	7,000	44
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.336	(198)	(44)	15,200	(154)
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.170	(6)	(35)	1,300	29
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.213	(21)	(25)	3,300	4
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.694	(1,013)	(641)	20,000	(372)
JP Morgan Chase Bank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.170	(51)	(125)	11,400	74
JP Morgan Chase Bank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.213	(21)	(28)	3,300	7
JP Morgan Chase Bank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2016	1.384	(72)	(26)	4,500	(46)
Morgan Stanley Capital Services LLC	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.170	(7)	(15)	1,600	8
UBS AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.213	(4)	(5)	700	1
Barclays Bank plc	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2016	1.747	(72)	(68)	1,100	(4)
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	1.607	(944)	(1,152)	18,800	208
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	1.646	(186)	(138)	3,400	(48)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[e] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	French Republic 4.250% due 04/25/2019	Sell	0.250%	12/20/2016	1.789%	$(2,438)	$(2,594)	$34,700	$156
HSBC Bank USA, N.A.	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2016	1.747	(72)	(67)	1,100	(5)
Morgan Stanley Capital Services LLC	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	1.646	(33)	(21)	600	(12)
Morgan Stanley Capital Services LLC	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2016	1.747	(235)	(170)	3,600	(65)
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	1.607	(105)	(41)	2,100	(64)
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	1.646	(33)	(20)	600	(13)
UBS AG	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2015	1.563	(64)	(37)	1,400	(27)
UBS AG	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	1.646	(181)	(134)	3,300	(47)
UBS AG	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2016	1.747	(39)	(32)	600	(7)
Barclays Bank plc	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	0.640	12/20/2012	0.873	(7)	—	5,600	(7)
Citibank, N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	3.850	03/20/2014	1.401	505	—	9,000	505
Deutsche Bank AG	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	4.900	12/20/2013	1.335	138	—	1,900	138
Deutsche Bank AG	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	03/20/2016	1.770	(15)	(31)	500	16
JP Morgan Chase Bank, N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	03/20/2013	0.933	26	(176)	13,500	202
Morgan Stanley Capital Services LLC	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	03/20/2013	0.933	19	(108)	10,000	127
Morgan Stanley Capital Services LLC	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	06/20/2016	1.809	(48)	(5)	1,500	(43)
JP Morgan Chase Bank, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	03/20/2016	1.191	(25)	33	3,800	(58)
Morgan Stanley Capital Services LLC	Government of Japan 2.000% due 03/21/2022	Sell	1.000	06/20/2016	1.244	(400)	281	43,800	(681)
Royal Bank of Scotland plc	Government of Japan 2.000% due 03/21/2022	Sell	1.000	03/20/2016	1.191	(185)	316	28,500	(501)
UBS AG	Government of Japan 2.000% due 03/21/2022	Sell	1.000	09/20/2015	1.116	(35)	19	12,000	(54)
UBS AG	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	1.156	(68)	3	14,400	(71)
UBS AG	Government of Japan 2.000% due 03/21/2022	Sell	1.000	03/20/2016	1.191	(82)	(24)	12,600	(58)
Citibank, N.A.	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	06/20/2016	3.699	(390)	(263)	3,800	(127)
JP Morgan Chase Bank, N.A.	Mexico Government 7.500% due 04/08/2033	Sell	0.920	03/20/2016	1.246	(3)	—	300	(3)
Barclays Bank plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	03/20/2016	1.161	(5)	11	900	(16)
BNP Paribas S.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	03/20/2016	1.161	(3)	6	500	(9)
Citibank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	1.006	3	45	2,600	(42)
Citibank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	1.226	(96)	124	11,500	(220)
Deutsche Bank AG	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	1.283	(19)	10	1,700	(29)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[e] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000%	06/20/2016	1.226%	$(38)	$48	$4,500	$(86)
JP Morgan Chase Bank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	1.283	(43)	22	3,800	(65)
Morgan Stanley Capital Services LLC	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	1.283	(22)	9	1,900	(31)
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	1.006	8	141	7,900	(133)
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	1.226	(36)	45	4,300	(81)
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	1.283	(14)	8	1,200	(22)
UBS AG	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	1.283	(6)	2	500	(8)
Barclays Bank plc	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	06/20/2016	1.570	(170)	(118)	7,500	(52)
Deutsche Bank AG	Republic of Indonesia 6.750% due 03/10/2014	Sell	1.000	09/20/2015	1.363	(14)	(28)	1,200	14
Morgan Stanley Capital Services LLC	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	09/20/2016	1.647	(126)	(68)	4,600	(58)
UBS AG	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	09/20/2016	1.647	(55)	(32)	2,000	(23)
Barclays Bank plc	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	03/20/2016	4.108	(443)	(156)	4,000	(287)
Deutsche Bank AG	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2016	4.109	(652)	(144)	5,600	(508)
Citibank, N.A.	Republic of Kazakhstan	Sell	1.000	03/20/2016	2.410	(27)	(14)	500	(13)
Deutsche Bank AG	Republic of Kazakhstan	Sell	1.000	03/20/2016	2.410	(27)	(15)	500	(12)
HSBC Bank USA, N.A.	Republic of Kazakhstan	Sell	1.000	03/20/2016	2.410	(22)	(12)	400	(10)
Deutsche Bank AG	Republic of Korea 4.875% due 09/22/2014	Sell	1.000	06/20/2016	1.363	(57)	2	4,000	(59)
BNP Paribas S.A.	UBS AG 1.262% due 04/18/2012	Sell	0.760	03/20/2013	1.029	(44)	—	20,470	(44)
Credit Suisse International	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2016	0.630	36	43	2,200	(7)
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2016	0.630	10	12	600	(2)
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2015	0.415	74	16	3,800	58
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.481	408	272	21,900	136
UBS AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2015	0.587	99	138	5,800	(39)
UBS AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2016	0.683	104	122	7,000	(18)
Citibank, N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	1.171	(8)	(21)	1,600	13
Citibank, N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	06/20/2016	1.301	(691)	11	59,600	(702)
Deutsche Bank AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	1.244	(128)	(109)	14,800	(19)
HSBC Bank USA, N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	1.244	(179)	(154)	20,800	(25)
UBS AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	1.171	(3)	(7)	600	4

Credit Default Swaps									$(4,511)

Total Swaps									$4,187

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JANUARY 31, 2012

Description	Number of Shares/Contracts	Strike Index/Price/Rate		Expiration Date	Value (000s)
Inflation-Linked Swap Option (Put)	(5,100,000)	215.95	Y	03/10/2020	$(19)
Inflation-Linked Swap Option (Put)	(14,100,000)	215.95	Y	03/12/2020	(34)
Inflation-Linked Swap Option (Put)	(33,900,000)	216.69	Y	04/07/2020	(85)
Inflation-Linked Swap Option (Put)	(15,100,000)	217.97	Y	09/29/2020	(41)
Inflation-Linked Swap Option (Put)	(15,600,000)	218.01	Y	10/13/2020	(64)
Interest Rate Swap Option 1 year (Put)	(133,700,000)	1.75%		11/19/2012	(26)
Interest Rate Swap Option 1 year (Put)	(542,600,000)	1.75		07/11/2013	(294)
Interest Rate Swap Option 1 year (Put)	(210,200,000)	2.00		04/30/2012	—
Interest Rate Swap Option 2 year (Put)	(303,500,000)	0.92		11/14/2012	(369)
Interest Rate Swap Option 2 year (Put)	(43,700,000)	0.92		11/14/2012	(53)
Interest Rate Swap Option 2 year (Put)	(80,300,000)	1.20		07/11/2013	(192)
Interest Rate Swap Option 2 year (Put)	(407,400,000)	2.25		09/24/2012	(45)
Interest Rate Swap Option 2 year (Put)	(130,000,000)	2.25		09/24/2012	(14)
Interest Rate Swap Option 2 year (Put)	(19,800,000)	2.25		09/24/2012	(2)
Interest Rate Swap Option 3 year (Put)	(30,300,000)	1.00		08/13/2012	(48)
Interest Rate Swap Option 3 year (Put)	(75,400,000)	2.75		06/18/2012	(1)
Interest Rate Swap Option 3 year (Put)	(71,600,000)	2.75		06/18/2012	(1)
Interest Rate Swap Option 3 year (Put)	(191,400,000)	3.00		06/18/2012	—
Interest Rate Swap Option 3 year (Put)	(164,600,000)	3.00		06/18/2012	—
Interest Rate Swap Option 3 year (Put)	(103,700,000)	3.00		06/18/2012	—
Interest Rate Swap Option 3 year (Put)	(77,800,000)	3.00		06/18/2012	—
Interest Rate Swap Option 3 year (Put)	(51,500,000)	3.00		06/18/2012	—
Interest Rate Swap Option 5 year (Put)	(217,200,000)	1.70		08/13/2012	(483)
Interest Rate Swap Option 5 year (Put)	(152,500,000)	1.70		08/13/2012	(339)
Interest Rate Swap Option 5 year (Put)	(139,000,000)	1.70		08/13/2012	(309)
Interest Rate Swap Option 5 year (Put)	(16,900,000)	1.70		08/13/2012	(38)
Interest Rate Swap Option 5 year (Put)	(63,400,000)	3.25		07/16/2012	(1)
Interest Rate Swap Option 5 year (Put)	(21,100,000)	3.25		07/16/2012	—
Interest Rate Swap Option 10 year (Put)	(35,100,000)	10.00		07/10/2012	—
Eurodollar Futures Option–CME (Put)	(1,022)	$99.00		03/19/2012	(6)

Written options outstanding, at value (premiums received of $28,213)					$(2,464)

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2012

Par Value (000s)	Security	Value (000s)
$(6,000)	Federal National Mortgage Association TBA[9] (proceeds $6,400)	$(6,416)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$86,793	$—	$86,793
Bank Loan Obligations	—	19,893	—	19,893
Certificates of Deposit	—	38,826	—	38,826
Collateralized Mortgage Obligations	—	268,564	—	268,564
Corporate Bond & Notes	—	2,199,624	13,928	2,213,552
Foreign Government Obligations	—	498,165	—	498,165
Mortgage Pass-Through	—	3,583,110	2,236	3,585,346
Municipal Bonds	—	356,204	—	356,204
Preferred Stocks	13,592	1,384	—	14,976
Purchased Options	—	804	—	804
Rights/Warrants	—	—	14	14
U.S. Government Agencies	—	214,340	—	214,340
U.S. Government Obligations	—	2,032,623	—	2,032,623
Short-Term Investments
Certificates of Deposit	—	38,961	—	38,961
Foreign Government Obligations	—	3,148	—	3,148
Repurchase Agreements	—	12,799	—	12,799
U.S. Treasury Bills	—	17,134	—	17,134

Total Investments in Securities	$13,592	$9,372,372	$16,178	$9,402,142

Liability Category
Fixed Income Investments Sold Short	$—	$(6,416)	$—	$(6,416)

Investments in Other Financial Instruments
Forward Currency Contracts	—	(16,826)	—	(16,826)
Futures Contracts	29,918	—	—	29,918
Options-Written	(6)	(2,458)	—	(2,464)
Swap Agreements	—	4,187	—	4,187

Total Investments in Other Financial Instruments	$29,912	$(15,097)	$—	$14,815

Total Investments	$43,504	$9,350,859	$16,178	$9,410,541

The following is a reconciliation of the Fund’s Level 3 investments during the period ended January 31, 2012.

Valuation Description	Beginning Balance at 11/01/2011 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2012[w] (000s)
Corporate Bonds & Notes	$14,292	$—	$—	$44	$—	$(408)	$—	$—	$13,928
Mortgage Pass-Through	2,799	—	(44)	—	(1)	18	—	(536)[h]	2,236
Rights/Warrants	14	—	—	—	—	—	—	—	14

Total	$17,105	$—	$(44)	$44	$(1)	$(390)	$—	$(536)	$16,178

There were no significant transfers between levels 1 and 2 during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$5,191	$(9,702)
Foreign Exchange Contracts	10,984	(27,810)
Interest Rate Contracts	68,267	(31,311)

Total	$84,442	$(68,823)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in default.

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2012.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2012, these securities were valued at $985,572 or 13% of net assets.

3	Variable rate security. The stated rate represents the rate in effect at January 31, 2012.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Perpetuity bond. The maturity date represents the next callable date.

7	Zero coupon bond.

8	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2012. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments).

10	At January 31, 2012, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $1,490,698 or 20% of net assets.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement been closed/ sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing input.

w	The net unrealized appreciation/(depreciation) as of January 31, 2012 per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 01/31/2012
Corporate Bonds & Notes	$(1,379)
Mortgage Pass-Through	(44)
Rights/Warrants	(1)

Total	$(1,424)

x	Fair valued in accordance with Harbor Funds Valuation Procedures using last traded price, which is a Level 3 input.

y	Amount represents Index Value.

z	Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from actively traded securities with similar terms, which is a Level 3 input.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

SGD	Singapore Dollar.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -18.6%)

ASSET-BACKED SECURITIES—2.5%
Principal Amount (000s)			Value (000s)

		American Money Management Corporation Series 2005-5A Cl. A1A
	$294	0.798%—08/08/2017[1,2]	$284
		Ares CLO Funds Series 2006-6RA Cl. A1B
	413	0.768%—03/12/2018[1,2]	399
		Driver One GmbH Series 8 Cl. A
	€975	1.488%—02/21/2017[2]	1,278
		Ford Auto Securitization Trust Series 2010-R3A Cl. A1
CAD$	562	1.926%—06/15/2013[1]	561
		Harvest CLO SA Series IX Cl. A1
	€191	2.228%—03/29/2017[2]	241
		Hillmark Funding Series 2006-1A Cl. A1
	$1,600	0.729%—05/21/2021[1,2]	1,484
		Katonah Ltd. Series 6A Cl. A1A
	464	0.883%—09/20/2016[1,2]	457
		Magi Funding plc Series I-A Cl. A
	€279	2.015%—04/11/2021[1,2]	337
		Park Place Securities Inc. Series 2004-WWF1 Cl. M-2
	$443	0.956%—12/25/2034[2]	421
		Race Point CLO Series 2A Cl. A1
	369	1.007%—05/15/2015[1,2]	368
		Saxon Asset Securities Trust Series 2003-1 Cl. AF7
	167	4.034%—06/25/2033[3]	153
		SLM Student Loan Trust Series 2003-2 Cl. A5
	€2,681	1.686%—12/15/2023[2]	3,200
		Series 2002-7X Cl. A5
	1,363	1.696%—09/15/2021[2]	1,717
		Series 2010-B Cl. A1
	$159	2.210%—08/15/2016[1,2]	159

			5,076

		Wood Street CLO BV Series II-A Cl. A1
	€214	1.988%—03/29/2021[1,2]	264

	TOTAL ASSET-BACKED SECURITIES (Cost $12,044)		11,323

BANK LOAN OBLIGATIONS—0.8%

Principal Amount (000s)			Value (000s)

		Intelsat Jackson Holdings SA Term Loan
	$697	5.250%—04/02/2018[4]	$698
		International Lease Finance Corporation Term Loan
	1,000	6.750%—03/17/2015[4]	1,007
		Springleaf Financial Funding Company Term Loan
	1,800	5.500%—05/10/2017[4]	1,682

	TOTAL BANK LOAN OBLIGATIONS (Cost $3,472)		3,387

COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Arran Residential Mortgages Funding plc Series 2011-1A Cl. A1B
	€1,431	2.660%—11/19/2047[1,2]	1,871
		Series 2011-1A Cl. A1B
	700	2.910%—11/19/2047[1,2]	915

			2,786

		Banc of America Large Loan Inc. Series 2010-HLTN Cl. HLTN
	$1,428	2.035%—11/15/2015[1,2]	1,328
		Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5 Cl. A1
	9	2.220%—08/25/2035[2]	9
		Series 2005-5 Cl. A2
	16	2.250%—08/25/2035[2]	14
		Series 2005-2 Cl. A1
	16	2.710%—03/25/2035[2]	15
		Series 2005-2 Cl. A2
	5	3.078%—03/25/2035[2]	4

			42

		Citigroup Mortgage Loan Trust Inc. Series 2005-12 Cl. 2A1
	617	1.076%—08/25/2035[1,2]	444
		Countrywide Home Loan Mortgage Pass Through Trust Series 2004-HYB5 Cl. 2A1
	120	2.707%—04/20/2035[4]	108
		DBUBS Mortgage Trust Series 2011-LC2A Cl. A2
	2,800	3.386%—07/10/2044[1]	2,952
		Holmes Master Issuer plc Series 2011-1A Cl. A3
	€1,700	2.581%—10/15/2054[1,2]	2,220
		JP Morgan Mortgage Trust Series 2005-A3 Cl. 2A1
	$457	5.151%—06/25/2035[4]	449
		Permanent Master Issuer plc Series 2011-1A Cl. 1A3
	€200	2.531%—07/15/2042[1,2]	261
		RBSSP Resecuritization Trust Series 2010-1 Cl. 2A1
	$1,463	2.452%—07/26/2045[1,4]	1,361
		Residential Accredit Loans Inc. Series 2006-QO6 Cl. A1
	154	0.456%—06/25/2046[2]	56
		Residential Asset Securitization Trust Series 2006-R1 Cl. A2
	102	0.676%—01/25/2046*[2]	43

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued

Principal Amount (000s)		Value (000s)

	Structured Asset Mortgage Investments Inc. Series 2006-AR5 Cl. 1A1
$95	0.486%—05/25/2046[2]	$44
	Washington Mutual Mortgage Pass Through Certificates Series 2003-AR9 Cl. 2A
69	2.545%—09/25/2033[2]	68

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,769)		12,162

CORPORATE BONDS & NOTES—18.0%
	ABN Amro Bank NV MTN[5]
1,500	2.323%—01/30/2014[1,2]	1,466
	Ally Financial Inc.
600	3.649%—02/11/2014[2]	593
2,100	8.300%—02/12/2015	2,322

		2,915

	American Express Bank FSB
500	0.401%—05/29/2012[2]	499
600	0.446%—06/12/2012[2]	599

		1,098

	Banco Santander Brasil SA
500	4.250%—01/14/2016[1]	490
	Banco Santander Brazil SA MTN[5]
2,400	2.659%—03/18/2014[1,2]	2,292
	Banco Santander Chile
400	1.811%—04/20/2012[1,2]	400
	Bank of America Corporation MTN[5]
£600	1.148%—06/11/2012[2]	941
	BBVA Bancomer SA
$800	6.500%—03/10/2021[1]	800
	Citigroup Inc.
600	0.811%—11/05/2014[2]	558
800	2.453%—08/13/2013[2]	800
700	6.125%—05/15/2018	770

		2,128

	Citigroup Inc. MTN[5]
€100	7.375%—06/16/2014	143
	Commonwealth Bank of Australia
$3,000	0.839%—09/17/2014[1,2]	3,019
	Credit Agricole Home Loan SFH
800	1.311%—07/21/2014[1,2]	767
	Danske Bank AS MTN[5]
1,700	1.617%—04/14/2014[1,2]	1,630
	DCP Midstream Operating LP
700	3.250%—10/01/2015	708
	Dexia Credit Local New York
6,500	0.927%—03/05/2013[1,2]	6,180
	EOG Resources Inc.
1,100	1.287%—02/03/2014[2]	1,105
	Ford Motor Credit Co. LLC
100	7.800%—06/01/2012	102
100	8.000%—06/01/2014	110

		212

	GATX Financial Corp.
1,000	5.800%—03/01/2016	1,061
CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

	Goldman Sachs Group Inc. MTN[5]
€1,000	1.492%—01/30/2017[2]	$1,130
	HBOS plc MTN[5]
$5,000	0.728%—09/06/2017[2]	3,615
300	6.750%—05/21/2018[1]	264

		3,879

	HCA Inc.
900	7.250%—09/15/2020	973
	ICICI Bank Ltd. MTN[5]
500	2.256%—02/24/2014[1,2]	470
	ING Bank NV
1,800	1.885%—10/18/2013[1,2]	1,757
3,900	1.940%—06/09/2014[1,2]	3,760

		5,517

	International Lease Finance Corporation
200	6.500%—09/01/2014[1]	212
100	6.750%—09/01/2016[1]	108
300	7.125%—09/01/2018[1]	330

		650

	JP Morgan Chase & Co. MTN[5]
€1,400	1.667%—10/12/2015[2]	1,680
	LeasePlan Corporation NV
$200	3.000%—05/07/2012[1]	201
	Lehman Brothers Holdings Inc. MTN[5]
100	0.000%—05/02/2018*[6]	28
	Merrill Lynch & Co. Inc. MTN[5]
1,500	0.757%—06/05/2012[2]	1,495
€2,300	1.777%—05/30/2014[2]	2,803

		4,298

	MetLife Institutional Funding II
$2,900	1.481%—04/04/2014[1,2]	2,901
	Metropolitan Life Global Funding I MTN[5]
100	5.125%—04/10/2013[1]	105
	Morgan Stanley
900	2.161%—01/24/2014[2]	866
1,500	2.953%—05/14/2013[2]	1,500

		2,366

	Morgan Stanley MTN[5]
€200	1.807%—03/01/2013[2]	257
	New York Life Global Funding
$200	4.650%—05/09/2013[1]	209
	Nordea Eiendomskreditt AS
3,100	1.003%—04/07/2014[1,2]	3,008
	Petrobras International Finance Company
500	3.875%—01/27/2016	514
	Royal Bank of Scotland plc
600	2.915%—08/23/2013[2]	591
700	4.875%—03/16/2015	709

		1,300

	SLM Corporation MTN[5]
1,200	5.125%—08/27/2012	1,212
740	5.644%—05/03/2019[4,7]	610

		1,822

	Societe Generale MTN[5]
1,700	1.631%—04/11/2014[1,2]	1,604

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)			Value (000s)

		Starwood Hotels & Resorts Worldwide Inc.
	$1,000	6.250%—02/15/2013	$1,041
		Stone Street Trust
	2,400	5.902%—12/15/2015[1]	2,366
		TDC AS MTN[5]
	€1,800	3.500%—02/23/2015	2,444
		Toronto-Dominion Bank
	$8,500	1.625%—09/14/2016[1]	8,553
		Transocean Inc.
	700	4.950%—11/15/2015	744
		Turkiye Garanti Bankasi AS
	200	3.061%—04/20/2016[1,2]	182
		Volkswagen International Finance NV
	2,800	1.031%—10/01/2012[1,2]	2,799
		Wachovia Corp.
AUD$	3,200	4.810%—05/25/2012[2]	3,387

	TOTAL CORPORATE BONDS & NOTES (Cost $83,670)		81,783

FOREIGN GOVERNMENT OBLIGATIONS—6.0%
		Australia Government Bond
	200	2.500%—09/20/2030[7]	264
	3,900	3.000%—09/20/2025[7]	5,456
	2,200	4.000%—08/20/2020[7]	4,381
	1,200	5.500%—01/21/2018	1,414

			11,515

		Canada Housing Trust No 1
CAD$	2,700	2.450%—12/15/2015[1]	2,803
		Canadian Government Bond
	1,800	2.750%—09/01/2016	1,914
	3,638	4.250%—12/01/2021[7]	5,220

			7,134

		Instituto de Credito Oficial MTN[5]
	€2,300	3.154%—03/25/2014[2]	2,875
		New South Wales Treasury Corporation
AUD$	400	2.750%—11/20/2025[7]	506
		Petroleos Mexicanos
	$200	5.500%—01/21/2021	218
		United Kingdom Gilt Inflation Linked[7]
	£1,044	1.875%—11/22/2022	2,092

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $24,809)		27,143

MORTGAGE PASS-THROUGH—1.6%
		Federal Home Loan Mortgage Corp. REMIC[8]
	$3,545	0.890%—12/15/2037[2]	3,565
		Federal National Mortgage Association REMIC[8]
	933	0.626%—07/25/2037[2]	932
	806	0.656%—07/25/2037[2]	806
	655	0.716%—05/25/2036[2]	656
	1,163	0.956%—02/25/2041[2]	1,169

			3,563

	TOTAL MORTGAGE PASS-THROUGH (Cost $7,080)		7,128

PURCHASED OPTIONS—0.0%
	(Cost $87)
No. of Contracts			Value (000s)

		Interest Rate Swap Option 30 year
	2,600,000	3.750%—09/24/2012	$30

U.S. GOVERNMENT OBLIGATIONS—87.0%
Principal Amount (000s)
		U.S. Treasury Inflation Indexed Bonds[7]
	$10,454	0.125%—04/15/2016[9]	11,097
	9,296	0.125%—01/15/2022	9,685
	10,753	0.500%—04/15/2015	11,417
	33,460	0.625%—04/15/2013-07/15/2021	36,401
	7,550	1.125%—01/15/2021	8,637
	20,875	1.250%—04/15/2014-07/15/2020	23,075
	3,557	1.375%—01/15/2020	4,140
	12,022	1.625%—01/15/2015-01/15/2018	13,174
	8,780	1.750%—01/15/2028	10,881
	9,113	1.875%—07/15/2013-07/15/2015	10,142
	12,291	1.875%—07/15/2019[9]	14,799
	43,270	2.000%—01/15/2014-01/15/2026	50,044
	22,058	2.125%—01/15/2019-02/15/2041	29,616
	785	2.375%—01/15/2017	928
	40,380	2.375%—01/15/2025-01/15/2027[9]	53,146
	17,274	2.500%—01/15/2029	23,721
	12,335	2.625%—07/15/2017	14,970
	27,676	3.000%—07/15/2012	28,334
	2,549	3.375%—04/15/2032	4,060
	5,595	3.625%—04/15/2028	8,548
	15,481	3.875%—04/15/2029	24,793

			391,608

		U.S. Treasury Notes
	2,800	2.000%—11/15/2021	2,849

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $375,636)		394,457

SHORT-TERM INVESTMENTS—1.2%
	CERTIFICATES OF DEPOSIT—0.7%
		Itaú Unibanco SA New York
	3,200	1.672%—03/02/2012	3,196

	REPURCHASE AGREEMENTS—0.5%
	1,400	Repurchase Agreement with Credit Suisse First Boston dated January 31, 2012 due February 01, 2012 at 0.200% collateralized U.S. Treasury Notes (market value $1,432)	1,400
	850	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by Federal National Mortgage Association (market value $867)	850

			2,250

	U.S. TREASURY BILLS—0.0%
		U.S. Treasury Bills
	131	0.013%—02/23/2012[9]	131

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,577)		5,577

	TOTAL INVESTMENTS—119.8% (Cost $525,144)		542,990

	CASH AND OTHER ASSETS, LESS LIABILITIES—(19.8)%		(89,720)

	TOTAL NET ASSETS—100.0%		$453,270

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2012

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures-CME 90 day (Buy)	56	$14,000	03/18/2013	$82
Eurodollar Futures-CME 90 day (Buy)	23	5,750	06/17/2013	43
Eurodollar Futures-CME 90 day (Buy)	70	17,500	09/16/2013	111
Eurodollar Futures-CME 90 day (Buy)	297	74,250	12/16/2013	545
Eurodollar Futures-CME 90 day (Buy)	28	7,000	03/16/2015	24
U.S. Treasury Note Futures-30 year (Buy)	27	2,700	03/21/2012	37

				$842

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2012

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Citibank, N.A.	$1,747	$1,634	02/23/2012	$(113)
Australian Dollar (Sell)	JP Morgan Chase Bank, N.A.	17,439	16,186	02/23/2012	(1,253)
Australian Dollar (Sell)	UBS AG	1,061	987	02/23/2012	(74)
Brazilian Real (Sell)	HSBC Bank USA, N.A.	69	65	03/02/2012	(4)
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	69	65	03/02/2012	(4)
Brazilian Real (Sell)	UBS AG	106	103	03/02/2012	(3)
British Pound Sterling (Buy)	Citibank, N.A.	5,800	5,685	02/02/2012	115
British Pound Sterling (Buy)	Deutsche Bank AG	413	406	02/02/2012	7
British Pound Sterling (Buy)	Morgan Stanley and Co. Inc.	821	809	02/02/2012	12
British Pound Sterling (Sell)	Citibank, N.A.	3,007	2,968	03/02/2012	(39)
British Pound Sterling (Sell)	Royal Bank of Canada	7,034	6,989	02/02/2012	(45)
Canadian Dollar (Buy)	Royal Bank of Canada	1,530	1,537	02/09/2012	(7)
Canadian Dollar (Sell)	Barclays Bank plc	651	640	02/09/2012	(11)
Canadian Dollar (Sell)	Citibank, N.A.	215	212	02/09/2012	(3)
Canadian Dollar (Sell)	Deutsche Bank AG	2,954	2,902	02/09/2012	(52)
Canadian Dollar (Sell)	Goldman Sachs International	1,051	1,039	02/09/2012	(12)
Canadian Dollar (Sell)	Morgan Stanley and Co. Inc.	4,348	4,230	02/09/2012	(118)
Canadian Dollar (Sell)	Royal Bank of Canada	1,451	1,425	02/09/2012	(26)
Canadian Dollar (Sell)	Royal Bank of Canada	1,528	1,535	03/22/2012	7
Chinese Yuan (Buy)	Barclays Capital	709	700	06/01/2012	9
Chinese Yuan (Buy)	Barclays Capital	983	984	02/01/2013	(1)
Chinese Yuan (Buy)	Citibank, N.A.	386	383	06/01/2012	3
Chinese Yuan (Buy)	Deutsche Bank AG	983	958	02/13/2012	25
Chinese Yuan (Sell)	Barclays Capital	983	982	02/13/2012	(1)
Euro Currency (Buy)	Barclays Bank plc	3,922	3,864	03/14/2012	58
Euro Currency (Buy)	Citibank, N.A.	408	406	03/14/2012	2
Euro Currency (Buy)	Deutsche Bank AG	715	699	03/14/2012	16
Euro Currency (Buy)	Goldman Sachs International	362	353	03/14/2012	9
Euro Currency (Buy)	Morgan Stanley and Co. Inc.	1,194	1,181	03/14/2012	13
Euro Currency (Buy)	UBS AG	246	246	03/14/2012	—
Euro Currency (Sell)	UBS AG	39,872	40,668	03/14/2012	796
Indian Rupee (Buy)	JP Morgan Chase Bank	3,230	3,551	07/12/2012	(321)
Indian Rupee (Sell)	Barclays Capital	878	840	07/12/2012	(38)
Indian Rupee (Sell)	Barclays Capital	892	900	07/12/2012	8
Indian Rupee (Sell)	Deutsche Bank AG	246	227	07/12/2012	(19)
Indian Rupee (Sell)	Goldman Sachs International	136	125	07/12/2012	(11)
Indian Rupee (Sell)	HSBC Bank USA, N.A.	265	245	07/12/2012	(20)
Indian Rupee (Sell)	JP Morgan Chase Bank	813	789	07/12/2012	(24)
Indonesian Rupiah (Sell)	UBS AG	—	—	07/02/2012	—
Japanese Yen (Sell)	Deutsche Bank AG	1,163	1,156	02/14/2012	(7)
Malaysian Ringgit (Buy)	Citibank, N.A.	110	109	04/23/2012	1
Malaysian Ringgit (Buy)	UBS AG	1,040	1,047	04/23/2012	(7)
Malaysian Ringgit (Sell)	Barclays Capital	348	333	04/23/2012	(15)
Malaysian Ringgit (Sell)	Deutsche Bank AG	343	328	04/23/2012	(15)
Malaysian Ringgit (Sell)	HSBC Bank USA, N.A.	133	127	04/23/2012	(6)
Malaysian Ringgit (Sell)	JP Morgan Chase Bank	325	310	04/23/2012	(15)
Mexican Peso (Buy)	HSBC Bank USA, N.A.	1,226	1,182	03/15/2012	44
Mexican Peso (Sell)	Barclays Bank plc	365	350	03/15/2012	(15)
Mexican Peso (Sell)	Morgan Stanley and Co. Inc.	324	305	03/15/2012	(19)
Mexican Peso (Sell)	UBS AG	548	514	03/15/2012	(34)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Philippine Peso (Buy)	Barclays Capital	$916	$922	03/15/2012	$(6)
Philippine Peso (Buy)	Citibank, N.A.	1,125	1,117	03/15/2012	8
Philippine Peso (Sell)	Barclays Capital	1,149	1,127	03/15/2012	(22)
Philippine Peso (Sell)	Deutsche Bank AG	286	280	03/15/2012	(6)
Philippine Peso (Sell)	JP Morgan Chase Bank	303	300	03/15/2012	(3)
Philippine Peso (Sell)	Morgan Stanley and Co. Inc.	303	300	03/15/2012	(3)
Singapore Dollar (Buy)	JP Morgan Chase Bank, N.A.	1,217	1,174	02/10/2012	43
Singapore Dollar (Buy)	UBS AG	—	—	05/15/2012	—
Singapore Dollar (Sell)	Barclays Bank plc	441	427	02/10/2012	(14)
Singapore Dollar (Sell)	Citibank, N.A.	209	206	02/10/2012	(3)
Singapore Dollar (Sell)	Deutsche Bank AG	103	100	02/10/2012	(3)
Singapore Dollar (Sell)	HSBC Bank USA, N.A.	155	150	02/10/2012	(5)
Singapore Dollar (Sell)	UBS AG	308	300	02/10/2012	(8)
South Korean Won (Buy)	Citibank, N.A.	2,452	2,466	02/27/2012	(14)
South Korean Won (Sell)	Barclays Capital	1,251	1,225	02/27/2012	(26)
South Korean Won (Sell)	Deutsche Bank AG	129	125	02/27/2012	(4)
South Korean Won (Sell)	Goldman Sachs International	259	250	02/27/2012	(9)
South Korean Won (Sell)	HSBC Bank USA, N.A.	307	300	02/27/2012	(7)
South Korean Won (Sell)	Morgan Stanley and Co. Inc.	506	500	02/27/2012	(6)

					$(1,295)

SWAP AGREEMENTS OPEN AT JANUARY 31, 2012

INTEREST RATE SWAPS

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	12.285%	01/02/2013	R$	1,000	$22
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	9.970	01/02/2014		1,300	—
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		7,600	141
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	10.180	01/02/2014		8,800	38
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	10.530	01/02/2014		4,500	—
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.170	01/02/2013		2,100	41
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2013		1,100	23
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	10.580	01/02/2014		10,600	7
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		1,100	29
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.380	01/02/2014		2,000	1
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.770	01/02/2014		2,600	9
Barclays Bank plc	France CPI Ex Tobacco Index	Pay	1.850	10/15/2016		€1,700	(30)
BNP Paribas S.A.	France CPI Ex Tobacco Index	Pay	1.850	10/15/2016		1,800	(39)
BNP Paribas S.A.	US CPI Urban Consumers NSA	Pay	1.500	11/02/2012		$1,000	—

Interest Rate Swaps							$242

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[e] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	American International Group Inc. Senior Bond 6.250% due 05/01/2036	Sell	1.000%	12/20/2020	3.509%	$(146)	$(200)	$900	$54
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 15	Sell	5.000	06/20/2016	2.591	73	94	700	(21)
Citibank, N.A.	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.519	19	27	200	(8)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.519	39	60	400	(21)
JP Morgan Chase Bank, N.A.	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.519	202	294	2,100	(92)
Morgan Stanley Capital Services LLC	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.519	77	113	800	(36)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[e] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000%	06/20/2015	1.170%	$(4)	$(13)	$1,000	$9
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.694	(35)	(23)	700	(12)
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	06/20/2015	1.511	(4)	(3)	100	(1)
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	1.607	(20)	(8)	400	(12)
Citibank, N.A.	GATX Corporation 5.800% due 03/01/2016	Buy	1.070	03/20/2016	1.439	13	—	1,000	13
HSBC Bank USA, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	06/20/2016	1.244	(16)	(1)	1,700	(15)
JP Morgan Chase Bank, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	1.156	(5)	25	1,100	(30)
Royal Bank of Scotland plc	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	1.156	(2)	12	500	(14)
Deutsche Bank AG	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	09/20/2012	0.710	—	(2)	100	2
Barclays Bank plc	Societe Generale Senior Bond 5.250% due 03/28/2013	Buy	1.000	06/20/2014	2.371	51	66	1,700	(15)
Deutsche Bank AG	Starwood Hotels & Resorts Worldwide Inc. Senior Bond 6.750% due 05/15/2018	Buy	1.000	03/20/2013	0.564	(7)	18	1,100	(25)
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.481	28	9	1,500	19
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.481	9	5	500	4

Credit Default Swaps									$(201)

Total Swaps									$41

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JANUARY 31, 2012

Description	Number of Shares/Contracts	Strike Index/Rate		Expiration Date	Value (000s)

Inflation-Linked Swap Option (Put)	(2,000,000)	215.95	Y	03/12/2020	$(5)
Inflation-Linked Swap Option (Put)	(3,600,000)	216.69	Y	04/07/2020	(9)
Inflation-Linked Swap Option (Put)	(500,000)	217.97	Y	09/29/2020	(1)
Inflation-Linked Swap Option (Put)	(400,000)	218.01	Y	10/13/2020	(2)
Interest Rate Swap Option 1 year (Call)	(2,000,000)	0.80%		10/11/2012	(7)
Interest Rate Swap Option 1 year (Call)	(1,900,000)	0.80		10/11/2012	(6)
Interest Rate Swap Option 1 year (Put)	(2,000,000)	0.80		10/11/2012	(1)
Interest Rate Swap Option 1 year (Put)	(1,900,000)	0.80		10/11/2012	(1)
Interest Rate Swap Option 1 year (Put)	(17,900,000)	1.75		07/11/2013	(10)
Interest Rate Swap Option 2 year (Call)	(4,000,000)	1.06		10/11/2012	(41)
Interest Rate Swap Option 2 year (Call)	(4,700,000)	0.92		11/14/2012	(36)
Interest Rate Swap Option 2 year (Put)	(19,600,000)	2.25		09/24/2012	(2)
Interest Rate Swap Option 2 year (Put)	(1,000,000)	2.25		09/24/2012	—
Interest Rate Swap Option 2 year (Put)	(400,000)	2.25		09/24/2012	—
Interest Rate Swap Option 2 year (Put)	(4,000,000)	1.06		10/11/2012	(3)
Interest Rate Swap Option 2 year (Put)	(4,700,000)	0.92		11/14/2012	(6)
Interest Rate Swap Option 3 year (Put)	(4,200,000)	3.00		06/18/2012	—
Interest Rate Swap Option 3 year (Put)	(3,400,000)	3.00		06/18/2012	—
Interest Rate Swap Option 3 year (Put)	(2,900,000)	3.00		06/18/2012	—
Interest Rate Swap Option 3 year (Put)	(2,000,000)	3.00		06/18/2012	—
Interest Rate Swap Option 3 year (Put)	(500,000)	3.00		06/18/2012	—
Interest Rate Swap Option 5 year (Put)	(11,800,000)	2.25		09/24/2012	(12)
Interest Rate Swap Option 10 year (Put)	(700,000)	10.00		07/10/2012	—
Interest Rate Swap Option 10 year (Put)	(400,000)	10.00		07/10/2012	—

Written options outstanding, at value (premiums received of $548)					$(142)

FAIR VALUE MEASUREMENTS

Holdings in Futures contracts valued at $842 are classified as Level 1. All others holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$101	$(302)
Foreign Exchange Contracts	1,176	(2,471)
Interest Rate Contracts	1,183	(211)

Total	$2,460	$(2,984)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in default.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2012, these securities were valued at $64,341 or 14% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2012.

3	Step coupon security.

4	Variable rate security. The stated rate represents the rate in effect at January 31, 2012.

5	MTN after the name of a security stands for Medium Term Note.

6	Zero coupon bond.

7	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

9	At January 31, 2012, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $79,173 or 18% of net assets.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement been closed/ sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

y	Amount represents Index Value.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of 0.1%)

GOVERNMENT AGENCY DEBT—60.2%
Principal Amount (000s)		Value (000s)

	Federal Home Loan Bank Discount Notes
$5,600	0.030%—02/03/2012-02/15/2012	$5,600
2,600	0.050%—02/29/2012	2,600
4,600	0.060%—06/20/2012	4,599
2,200	0.075%—05/23/2012	2,199
3,700	0.085%—04/25/2012	3,699
3,000	0.095%—06/29/2012	2,999
1,500	0.100%—02/10/2012	1,500

		23,196

	Federal Home Loan Mortgage Corp. Discount Notes
5,000	0.015%—02/08/2012	5,000
11,053	0.040%—04/02/2012-04/27/2012	11,052
7,500	0.070%—05/07/2012-06/18/2012	7,498
2,500	0.075%—05/29/2012	2,499
5,000	0.080%—04/09/2012-05/21/2012	4,999

		31,048

	Federal National Mortgage Association Discount Notes
7,000	0.025%—02/08/2012	7,000
6,000	0.030%—02/01/2012	6,000
2,000	0.040%—04/18/2012	2,000

$1,375	0.070%—03/21/2012	$1,375
2,200	0.085%—04/25/2012	2,200
5,000	0.088%—05/02/2012	4,999

		23,574

TOTAL GOVERNMENT AGENCY DEBT (Cost $77,818)		77,818

REPURCHASE AGREEMENT—26.9%
(Cost $34,762)
34,762	Repurchase Agreement with State Street Corporation dated January 31, 2012 due February 01, 2012 at 0.010% collateralized by U.S. Treasury Bills (market value $35,460)	34,762

TREASURY DEBT—12.8%
	U.S. Treasury Bills
6,000	0.022%—02/09/2012	6,000
7,000	0.029%—02/02/2012	7,000
3,500	0.052%—05/03/2012	3,499

TOTAL TREASURY DEBT (Cost $16,499)		16,499

TOTAL INVESTMENTS—99.9% (Cost $129,079)[1]		129,079

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		83

TOTAL NET ASSETS—100.0%		$129,162

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2012

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts and options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Harbor High-Yield Bond Fund has also entered into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments.

Harbor High-Yield Bond Fund may also receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower.

At the end of the period January 31, 2012, the Harbor High-Yield Bond Fund had $19,875 in unfunded loan commitments outstanding.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, each Fund (except Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund and Harbor High Yield Bond Fund) invested in U.S. government securities. U.S. government securities include securities issued

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, Harbor Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if the subadviser deems it appropriate to do so. Each Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally take place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside in the Fund’s records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian, or set aside or restricted in the Subadviser’s record relating to the Fund, while the commitment is outstanding.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Short Sales

During the period, Harbor Bond Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account or set aside or restricted in the Subadviser’s records relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the fair value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement with the Fund and the counterparty, and the posting of collateral by the counterparty.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings and the amount of interest income earned.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2012 for Harbor Bond Fund and Harbor Real Return Fund is $913,615 and $12,700, respectively.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, Harbor Emerging Markets Debt Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit and interest rate risks similar to those of conventional fixed income securities.

Foreign Forward Currency Contracts

A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used foreign forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The foreign forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with foreign forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

New Accounting Pronouncements

Repurchase Agreements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03, A Reconsideration of EffectiveControl for Repurchase Agreements (“ASU 2011-03”). Specifically, ASU 2011-03 refers to accounting treatment for repurchase agreements that obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of the transferred assets and, as a result, certain repurchase agreements may now be required to be accounted for as secured borrowings. ASU 2011-03 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement amounts and disclosures, if any.

Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. ASU 2011-04 will require additional disclosures

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

and detail about the circumstances surrounding transfers between securities classified as Level 1 and Level 2 and all securities classified as Level 3. ASU 2011-04 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2012 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Convertible Securities Fund*	$80,665	$1,823	$(2,745)	$(922)
Harbor Emerging Markets Debt Fund	6,879	159	(271)	(112)
Harbor High-Yield Bond Fund	1,853,153	82,078	(13,997)	68,081
Harbor Bond Fund	9,127,752	388,686	(114,296)	274,390
Harbor Real Return Fund	525,144	22,677	(4,831)	17,846
Harbor Money Market Fund	129,079	—	—	—

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

03/2012	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.FI.0112

Quarterly Schedule of Portfolio Holdings

January 31, 2012

Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Target Retirement Income Fund	HARAX	HARBX	HARCX

Harbor Target Retirement 2010 Fund	HARDX	HAIIX	HARFX

Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX

Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX

Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX

Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX

Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX

Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX

Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX

Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—19.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—10.8%
8,020	Harbor Capital Appreciation Fund	$318
24,019	Harbor Mid Cap Growth Fund	205
13,823	Harbor Small Cap Growth Fund	164
61,328	Harbor Large Cap Value Fund	475
26,093	Harbor Mid Cap Value Fund	307
11,789	Harbor Small Cap Value Fund	245

		1,714

HARBOR INTERNATIONAL EQUITY FUNDS—9.0%
13,575	Harbor International Fund	767
29,522	Harbor International Growth Fund	330
27,293	Harbor Global Value Fund	169
10,415	Harbor Global Growth Fund	169

		1,435

TOTAL HARBOR EQUITY FUNDS (Cost $3,017)		3,149

HARBOR FIXED INCOME FUNDS—75.2%

Shares		Value (000s)

149,300	Harbor High-Yield Bond Fund	$1,618
565,314	Harbor Bond Fund	7,055
297,797	Harbor Real Return Fund	3,267

TOTAL HARBOR FIXED INCOME FUNDS (Cost $11,799)		11,940

SHORT TERM INVESTMENTS—5.0%
(Cost $793)
793,310	Harbor Money Market Fund	793

TOTAL INVESTMENTS—100.0% (Cost $15,609)		15,882

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$15,882

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2010 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—24.4%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—13.2%
2,339	Harbor Capital Appreciation Fund	$93
7,139	Harbor Mid Cap Growth Fund	61
4,133	Harbor Small Cap Growth Fund	49
17,581	Harbor Large Cap Value Fund	136
7,597	Harbor Mid Cap Value Fund	89
3,416	Harbor Small Cap Value Fund	71

		499

HARBOR INTERNATIONAL EQUITY FUNDS—11.2%
4,032	Harbor International Fund	228
8,727	Harbor International Growth Fund	97
8,130	Harbor Global Value Fund	50
3,060	Harbor Global Growth Fund	50

		425

TOTAL HARBOR EQUITY FUNDS (Cost $903)		924

HARBOR STRATEGIC MARKETS FUNDS—0.8%
(Cost $34)
4,268	Harbor Commodity Real Return Strategy Fund	31

HARBOR FIXED INCOME FUNDS—69.9%

Shares		Value (000s)

36,313	Harbor High-Yield Bond Fund	$394
126,566	Harbor Bond Fund	1,579
62,037	Harbor Real Return Fund	681

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,647)		2,654

SHORT TERM INVESTMENTS—4.9%
(Cost $185)
185,463	Harbor Money Market Fund	185

TOTAL INVESTMENTS—100.0% (Cost $3,769)		3,794

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$3,794

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2010 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—32.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—17.4%
8,606	Harbor Capital Appreciation Fund	$341
25,941	Harbor Mid Cap Growth Fund	222
14,904	Harbor Small Cap Growth Fund	177
65,881	Harbor Large Cap Value Fund	510
28,156	Harbor Mid Cap Value Fund	331
12,710	Harbor Small Cap Value Fund	264

		1,845

HARBOR INTERNATIONAL EQUITY FUNDS—14.6%
14,736	Harbor International Fund	833
32,010	Harbor International Growth Fund	357
29,565	Harbor Global Value Fund	183
11,221	Harbor Global Growth Fund	182

		1,555

TOTAL HARBOR EQUITY FUNDS (Cost $3,366)		3,400

HARBOR STRATEGIC MARKETS FUNDS—2.4%
(Cost $273)
35,277	Harbor Commodity Real Return Strategy Fund	254

HARBOR FIXED INCOME FUNDS—62.6%

Shares		Value (000s)

112,535	Harbor High-Yield Bond Fund	$1,220
321,954	Harbor Bond Fund	4,018
129,371	Harbor Real Return Fund	1,419

TOTAL HARBOR FIXED INCOME FUNDS (Cost $6,661)		6,657

SHORT TERM INVESTMENTS—3.0%
(Cost $318)
318,342	Harbor Money Market Fund	318

TOTAL INVESTMENTS—100.0% (Cost $10,618)		10,629

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$10,629

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—37.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—20.1%
25,113	Harbor Capital Appreciation Fund	$995
76,186	Harbor Mid Cap Growth Fund	651
44,218	Harbor Small Cap Growth Fund	524
190,257	Harbor Large Cap Value Fund	1,473
81,515	Harbor Mid Cap Value Fund	958
36,740	Harbor Small Cap Value Fund	764

		5,365

HARBOR INTERNATIONAL EQUITY FUNDS—17.0%
42,965	Harbor International Fund	2,429
93,022	Harbor International Growth Fund	1,039
86,215	Harbor Global Value Fund	533
32,724	Harbor Global Growth Fund	530

		4,531

TOTAL HARBOR EQUITY FUNDS (Cost $9,395)		9,896

HARBOR STRATEGIC MARKETS FUNDS—3.4%
(Cost $929)
Shares		Value (000s)

126,017	Harbor Commodity Real Return Strategy Fund	$907

HARBOR FIXED INCOME FUNDS—59.5%
316,421	Harbor High-Yield Bond Fund	3,430
764,692	Harbor Bond Fund	9,543
261,342	Harbor Real Return Fund	2,867

TOTAL HARBOR FIXED INCOME FUNDS (Cost $15,725)		15,840

TOTAL INVESTMENTS—100.0% (Cost $26,049)		26,643

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$26,643

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—43.7%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—23.8%
6,316	Harbor Capital Appreciation Fund	$250
18,918	Harbor Mid Cap Growth Fund	162
10,889	Harbor Small Cap Growth Fund	129
48,302	Harbor Large Cap Value Fund	374
20,552	Harbor Mid Cap Value Fund	241
9,285	Harbor Small Cap Value Fund	193

		1,349

HARBOR INTERNATIONAL EQUITY FUNDS—19.9%
10,695	Harbor International Fund	604
23,252	Harbor International Growth Fund	260
21,483	Harbor Global Value Fund	133
8,198	Harbor Global Growth Fund	133

		1,130

TOTAL HARBOR EQUITY FUNDS (Cost $2,420)		2,479

HARBOR STRATEGIC MARKETS FUNDS—4.4%
(Cost $260)
Shares		Value (000s)

34,339	Harbor Commodity Real Return Strategy Fund	$247

HARBOR FIXED INCOME FUNDS—51.9%
66,656	Harbor High-Yield Bond Fund	723
143,078	Harbor Bond Fund	1,786
39,525	Harbor Real Return Fund	433

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,940)		2,942

TOTAL INVESTMENTS—100.0% (Cost $5,620)		5,668

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$5,668

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—54.3%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—29.3%
31,914	Harbor Capital Appreciation Fund	$1,264
96,802	Harbor Mid Cap Growth Fund	827
56,075	Harbor Small Cap Growth Fund	665
240,018	Harbor Large Cap Value Fund	1,858
103,260	Harbor Mid Cap Value Fund	1,213
46,381	Harbor Small Cap Value Fund	965

		6,792

HARBOR INTERNATIONAL EQUITY FUNDS—25.0%
54,927	Harbor International Fund	3,105
118,798	Harbor International Growth Fund	1,327
110,334	Harbor Global Value Fund	682
41,683	Harbor Global Growth Fund	675

		5,789

TOTAL HARBOR EQUITY FUNDS (Cost $11,730)		12,581

HARBOR STRATEGIC MARKETS FUNDS—5.0%
(Cost $1,169)
Shares		Value (000s)

160,959	Harbor Commodity Real Return Strategy Fund	$1,159

HARBOR FIXED INCOME FUNDS—40.7%
239,216	Harbor High-Yield Bond Fund	2,593
468,353	Harbor Bond Fund	5,845
90,603	Harbor Real Return Fund	994

TOTAL HARBOR FIXED INCOME FUNDS (Cost $9,319)		9,432

TOTAL INVESTMENTS—100.0% (Cost $22,218)		23,172

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$23,172

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—64.2%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—34.8%
4,458	Harbor Capital Appreciation Fund	$177
13,642	Harbor Mid Cap Growth Fund	116
7,850	Harbor Small Cap Growth Fund	93
33,823	Harbor Large Cap Value Fund	262
14,501	Harbor Mid Cap Value Fund	170
6,521	Harbor Small Cap Value Fund	136

		954

HARBOR INTERNATIONAL EQUITY FUNDS—29.4%
7,670	Harbor International Fund	434
16,543	Harbor International Growth Fund	185
15,421	Harbor Global Value Fund	95
5,793	Harbor Global Growth Fund	94

		808

TOTAL HARBOR EQUITY FUNDS (Cost $1,707)		1,762

HARBOR STRATEGIC MARKETS FUNDS—4.6%
(Cost $131)
Shares		Value (000s)

17,421	Harbor Commodity Real Return Strategy Fund	$125

HARBOR FIXED INCOME FUNDS—31.2%
25,010	Harbor High-Yield Bond Fund	271
42,188	Harbor Bond Fund	527
5,500	Harbor Real Return Fund	60

TOTAL HARBOR FIXED INCOME FUNDS (Cost $848)		858

TOTAL INVESTMENTS—100.0% (Cost $2,686)		2,745

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$2,745

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—74.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—40.1%
29,538	Harbor Capital Appreciation Fund	$1,170
88,745	Harbor Mid Cap Growth Fund	758
51,628	Harbor Small Cap Growth Fund	612
224,622	Harbor Large Cap Value Fund	1,738
96,109	Harbor Mid Cap Value Fund	1,129
43,351	Harbor Small Cap Value Fund	902

		6,309

HARBOR INTERNATIONAL EQUITY FUNDS—33.9%
50,524	Harbor International Fund	2,856
109,538	Harbor International Growth Fund	1,224
101,325	Harbor Global Value Fund	626
38,527	Harbor Global Growth Fund	624

		5,330

TOTAL HARBOR EQUITY FUNDS (Cost $10,256)		11,639

HARBOR STRATEGIC MARKETS FUNDS—4.0%
(Cost $648)
Shares		Value (000s)

87,572	Harbor Commodity Real Return Strategy Fund	$631

HARBOR FIXED INCOME FUNDS—22.0%
116,034	Harbor High-Yield Bond Fund	1,258
166,427	Harbor Bond Fund	2,077
11,222	Harbor Real Return Fund	123

TOTAL HARBOR FIXED INCOME FUNDS (Cost $3,416)		3,458

TOTAL INVESTMENTS—100.0% (Cost $14,320)		15,728

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$15,728

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—84.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—45.5%
2,931	Harbor Capital Appreciation Fund	$116
8,871	Harbor Mid Cap Growth Fund	76
5,126	Harbor Small Cap Growth Fund	61
22,378	Harbor Large Cap Value Fund	173
9,576	Harbor Mid Cap Value Fund	112
4,323	Harbor Small Cap Value Fund	90

		628

HARBOR INTERNATIONAL EQUITY FUNDS—38.6%
5,047	Harbor International Fund	285
10,897	Harbor International Growth Fund	122
10,127	Harbor Global Value Fund	63
3,828	Harbor Global Growth Fund	62

		532

TOTAL HARBOR EQUITY FUNDS (Cost $1,145)		1,160

HARBOR STRATEGIC MARKETS FUNDS—3.6%
(Cost $53)
Shares		Value (000s)

6,885	Harbor Commodity Real Return Strategy Fund	$50

HARBOR FIXED INCOME FUNDS—12.3%
6,290	Harbor High-Yield Bond Fund	68
8,203	Harbor Bond Fund	102

TOTAL HARBOR FIXED INCOME FUNDS (Cost $168)		170

TOTAL INVESTMENTS—100.0% (Cost $1,366)		1,380

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$1,380

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—90.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—48.9%
32,996	Harbor Capital Appreciation Fund	$1,307
99,077	Harbor Mid Cap Growth Fund	846
57,531	Harbor Small Cap Growth Fund	682
249,726	Harbor Large Cap Value Fund	1,933
106,970	Harbor Mid Cap Value Fund	1,257
48,486	Harbor Small Cap Value Fund	1,009

		7,034

HARBOR INTERNATIONAL EQUITY FUNDS—41.1%
56,121	Harbor International Fund	3,173
121,929	Harbor International Growth Fund	1,362
112,211	Harbor Global Value Fund	693
43,006	Harbor Global Growth Fund	697

		5,925

TOTAL HARBOR EQUITY FUNDS (Cost $11,072)		12,959

HARBOR STRATEGIC MARKETS FUNDS—3.0%
(Cost $456)
Shares		Value (000s)

60,458	Harbor Commodity Real Return Strategy Fund	$435

HARBOR FIXED INCOME FUNDS—7.0%
37,102	Harbor High-Yield Bond Fund	402
48,536	Harbor Bond Fund	606

TOTAL HARBOR FIXED INCOME FUNDS (Cost $996)		1,008

TOTAL INVESTMENTS—100.0% (Cost $12,524)		14,402

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$14,402

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or January 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIO OF INVESTMENTS—January 31, 2012

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include a series of ten target retirement funds: Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or the “Target Retirement Funds”). The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds. The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

The assets of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

11

Harbor Target Retirement Funds

NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Description of the Underlying Funds

In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

Related Parties

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At January 31, 2012, each Fund held less than 10% of the outstanding shares of each Underlying Fund and the Funds, in aggregate, held 21% of the total outstanding shares of Harbor Global Growth Fund.

New Accounting Pronouncements

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. ASU 2011-04 will require additional disclosures and detail about the circumstances surrounding transfers between securities classified as Level 1 and Level 2 and all securities classified as Level 3. ASU 2011-04 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2012 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$15,609	$313	$(40)	$273
Harbor Target Retirement 2010 Fund	3,769	38	(13)	25
Harbor Target Retirement 2015 Fund	10,618	99	(88)	11
Harbor Target Retirement 2020 Fund	26,049	681	(87)	594
Harbor Target Retirement 2025 Fund	5,620	86	(38)	48
Harbor Target Retirement 2030 Fund	22,218	1,079	(125)	954
Harbor Target Retirement 2035 Fund	2,686	73	(14)	59
Harbor Target Retirement 2040 Fund	14,320	1,555	(147)	1,408
Harbor Target Retirement 2045 Fund	1,366	34	(20)	14
Harbor Target Retirement 2050 Fund	12,524	2,058	(180)	1,878

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

03/2012	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.TR.0112

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The registrant’s Principal Executive and Principal Financial Officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 27th day of March, 2012 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser – Chairman, President and Trustee (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	March 27, 2012

By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	March 27, 2012